   As filed with the Securities and Exchange Commission on December 13, 2007


                                                      Registration No. 333-48300
                                                                       811-07697


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ( X )


                         Post-Effective Amendment No. 19                   ( X )



                                       and

                        REGISTRATION STATEMENT UNDER THE                  ( X )
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 22                         ( X )



     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                            Laura M. Bramson, Esq.


                New York Life Insurance and Annuity Corporation
                               1 Rockwood Road
                         Sleepy Hollow, New York 10591
                    (Name and Address of Agent for Service)



                                    Copy to:





        Stephen E. Roth, Esq.                    Thomas F. English, Esq.
        Sutherland Asbill & Brennan LLP          Senior Vice President
        1275 Pennsylvania Avenue, NW             and Chief Insurance Counsel
        Washington, DC  20004-2415               New York Life Insurance Company
                                                 51 Madison Avenue
                                                 New York, New York  10010


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ] on ___________ pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(i) of 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  CORPEXEC VUL
          CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
    NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT -- I

                       SUPPLEMENT DATED DECEMBER 13, 2007
                   TO PROSPECTUS DATED MAY 1, 2007, AS AMENDED

This supplement amends the May 1, 2007 Prospectus for the CorpExec VUL:
Corporate Executive Series Variable Universal Life Insurance Policies ("Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2007 Prospectus for the Policies. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies, as amended.

     THE PURPOSE OF THIS SUPPLEMENT IS TO ANNOUNCE THAT THE OPPENHEIMER CORE BOND FUND/VA AND THE ALGER AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO WILL BE AVAILABLE AS NEW INVESTMENT DIVISIONS AS OF JANUARY 1, 2008.

I.  OPPENHEIMER CORE BOND FUND/VA

     We are adding the Oppenheimer Core Bond Fund/VA as an Investment Division under the Policies as of January 1, 2008. In connection with this addition, on page 16, in the section entitled FUND ANNUAL EXPENSES, add the following to the table:

---------------------------------------------------------------------------------------
                                                                             TOTAL FUND
                                 ADVISORY  ADMINISTRATION  12B-1    OTHER      ANNUAL
              FUND                 FEES         FEES        FEES  EXPENSES  EXPENSES(A)
---------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA    0.60%(b)       0.00%      0.00%  0.04%(c)     0.64%
---------------------------------------------------------------------------------------



   (a) The Fund or its agents provided the fees and charges, which are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

   (b) Effective May 1, 2007 the Fund's management fee schedule was revised as described in the Fund's prospectus. Advisory Fees in the table assume that the revised schedule was in effect for the Fund's entire fiscal year ended December 31, 2006. During that year, the actual management fee rate was 0.73% of average annual net assets for each class of shares.

   (c) "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per fiscal year, for both classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.

     Effective January 1, 2008, on page 32, add the following to the table showing the funds and Eligible Portfolios, Investment Advisers and Investment Objectives available under the policies.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
              FUND                   INVESTMENT ADVISER       FUND INVESTMENT OBJECTIVES
-------------------------------------------------------------------------------------------
Oppenheimer Variable Account      OppenheimerFunds, Inc.,  The Fund's main objective is to
  Funds                                                    seek a high level of current
                                                           income. As a secondary
  -- Oppenheimer Core Bond                                 objective, the Fund seeks
     Fund/VA -- Non-Service                                capital appreciation when
     Shares                                                consistent with its primary
                                                           objective.
-------------------------------------------------------------------------------------------

II. ALGER AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO

     We are adding the Alger American SmallCap and MidCap Growth Portfolio as an Investment Division under the Policies as of January 1, 2008. In connection with this addition, on page 15, in the section entitled FUND ANNUAL EXPENSES, add the following to the table:

---------------------------------------------------------------------------------------
                                                                             TOTAL FUND
                                 ADVISORY  ADMINISTRATION  12B-1    OTHER      ANNUAL
              FUND                 FEES         FEES        FEES  EXPENSES  EXPENSES(A)
---------------------------------------------------------------------------------------
Alger American SmallCap and
  MidCap Growth Portfolio          0.81%        0.00%      0.00%  0.23%(b)    1.04%(c)
---------------------------------------------------------------------------------------



   (a) The Fund or its agents provided the fees and charges, which are based on estimated amounts for the current fiscal year. We have not verified the accuracy of the information provided by the Fund or its agents.

   (b) "Other Expenses" are based upon estimated amounts assuming net assets of $30 million.

   (c) The Manager has contractually agreed to waive its fee and/or reimburse portfolio expenses through December 31, 2008 to the extent necessary to limit the total annual fund operating expenses of the Class O Shares of the portfolio to 1.25% of the portfolio's average daily net assets.

     Effective January 1, 2008, on page 28, add the following to the table showing the funds and Eligible Portfolios, Investment Advisers and Investment Objectives available under the policies.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
              FUND                    INVESTMENT ADVISER         FUND INVESTMENT OBJECTIVES
---------------------------------------------------------------------------------------------
The Alger American Fund          Fred Alger Management, Inc.  The Alger American SmallCap and
                                                              Midcap Growth Portfolio seeks
  -- Alger American SmallCap                                  long-term capital appreciation.
     and MidCap Growth
     Portfolio -- Class O
     Shares
---------------------------------------------------------------------------------------------




                                  ------------

                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                             New York New York 10010

                           NYLIAC CORPORATE SPONSORED
                            VARIABLE UNIVERSAL LIFE
                              SEPARATE ACCOUNT -I

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006


                                                                                  MAINSTAY VP
                                                                MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                                  BOND--        APPRECIATION--         CASH
                                                               INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  2,259,166      $ 22,896,962      $ 55,615,742
  Dividends due and accrued.................................             --                --           220,670
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --                --             2,441

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................          1,957            15,126            28,691
                                                               ------------      ------------      ------------
      Total net assets......................................   $  2,257,209      $ 22,881,836      $ 55,810,162
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  1,080,033      $  8,193,720      $ 16,157,181
    Series II Policies......................................             --                --           510,522
    Series III Policies.....................................      1,177,176        14,688,116        39,142,459
                                                               ------------      ------------      ------------
      Total net assets......................................   $  2,257,209      $ 22,881,836      $ 55,810,162
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $      15.19      $      10.07      $       1.25
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $         --                --      $       1.09
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      10.98      $      11.75      $       1.08
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  2,196,943      $ 21,808,233      $ 55,616,753
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


                                                                              MAINSTAY VP
      MAINSTAY VP                                                             HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        CORPORATE        ICAP SELECT       INCOME AND
        STOCK--        CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--         BOND--           EQUITY--          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $104,273,819      $    429,952      $    342,456      $    463,584      $  6,265,278      $    384,325      $  1,020,563
               --                --             1,814                --                --                --                --
            1,183                --                --                --               888          (203,277)         (997,152)

           68,839               204                --                60               467               327                 2
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $104,206,163      $    429,748      $    344,270      $    463,524      $  6,265,699      $    180,721      $     23,409
     ============      ============      ============      ============      ============      ============      ============
     $    586,970      $        921      $         --      $     30,958      $    156,901      $    175,613      $      1,034
      103,462,302           313,222                --                --           194,213                 1                 1
          156,891           115,605           344,270           432,566         5,914,585             5,107            22,374
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $104,206,163      $    429,748      $    344,270      $    463,524      $  6,265,699      $    180,721      $     23,409
     ============      ============      ============      ============      ============      ============      ============
     $      14.38      $      12.32      $         --      $      14.69      $      18.51      $      14.26      $      12.06
     ============      ============      ============      ============      ============      ============      ============
     $      16.73      $      14.85      $         --      $      11.14      $      16.91      $      16.30      $      12.46
     ============      ============      ============      ============      ============      ============      ============
     $      13.59      $      12.52      $      10.55      $      11.05      $      12.63      $      13.54      $      13.80
     ============      ============      ============      ============      ============      ============      ============
     $ 80,598,304      $    388,640      $    342,437      $    457,965      $  5,943,640      $    302,596      $    892,206
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 92,461,482      $    192,199      $ 67,889,147
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          1,203                --               240

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................        126,850               222            30,507
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,335,835      $    191,977      $ 67,858,880
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 67,922,820      $     97,025      $         --
    Series II Policies......................................      1,377,334            67,114        46,294,477
    Series III Policies.....................................     23,035,681            27,838        21,564,403
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,335,835      $    191,977      $ 67,858,880
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $      18.77      $       6.39      $         --
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $      21.00      $      10.94      $      21.28
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      16.41      $      10.98      $      15.71
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 67,800,460      $    163,815      $ 54,136,274
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                               A I M
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP        V.I. GLOBAL
       GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       REAL ESTATE FUND--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
     $  9,849,432      $ 65,236,976      $155,193,530      $  4,596,765      $  2,945,459      $173,253,133        $  5,580,193
               --                --                --                --                --                --                  --
            1,479                --                --                --                --                --                  --

               --            42,132           243,945                --             4,955           108,615                  39
     ------------      ------------      ------------      ------------      ------------      ------------        ------------
     $  9,850,911      $ 65,194,844      $154,949,585      $  4,596,765      $  2,940,504      $173,144,518        $  5,580,154
     ============      ============      ============      ============      ============      ============        ============
     $         --      $         --      $131,923,281      $         --      $  2,940,504      $  3,499,752        $         --
               --        64,973,972           534,222                --                --       157,522,092              74,907
        9,850,911           220,872        22,492,082         4,596,765                --        12,122,674           5,505,247
     ------------      ------------      ------------      ------------      ------------      ------------        ------------
     $  9,850,911      $ 65,194,844      $154,949,585      $  4,596,765      $  2,940,504      $173,144,518        $  5,580,154
     ============      ============      ============      ============      ============      ============        ============
     $         --      $         --      $      13.62      $         --      $      10.47      $      13.49        $         --
     ============      ============      ============      ============      ============      ============        ============
     $         --      $      13.56      $      13.85      $         --      $         --      $      18.21        $      11.06
     ============      ============      ============      ============      ============      ============        ============
     $      14.85      $      12.78      $      13.10      $      11.56      $         --      $      12.63        $      12.38
     ============      ============      ============      ============      ============      ============        ============
     $  9,541,617      $ 52,485,221      $140,967,204      $  4,447,634      $  2,785,671      $133,765,518        $  5,299,482
     ============      ============      ============      ============      ============      ============        ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                A I M V.I.      ALGER AMERICAN     ALGER AMERICAN
                                                               INTERNATIONAL       LEVERAGED           SMALL
                                                               GROWTH FUND--       ALLCAP--       CAPITALIZATION--
                                                              SERIES I SHARES   CLASS O SHARES     CLASS O SHARES
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $     29,589      $    143,536       $  1,973,340
  Dividends due and accrued.................................             --                --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            240                --                888

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................             --                --                 45
                                                               ------------      ------------       ------------
      Total net assets......................................   $     29,829      $    143,536       $  1,974,183
                                                               ============      ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $         --      $         --       $     24,116
    Series II Policies......................................             --                --                 --
    Series III Policies.....................................         29,829           143,536          1,950,067
                                                               ------------      ------------       ------------
      Total net assets......................................   $     29,829      $    143,536       $  1,974,183
                                                               ============      ============       ============
    Series I Variable accumulation unit value...............   $         --      $         --       $      12.79
                                                               ============      ============       ============
    Series II Variable accumulation unit value..............   $         --      $         --       $         --
                                                               ============      ============       ============
    Series III Variable accumulation unit value.............   $      11.77      $      14.22       $      14.86
                                                               ============      ============       ============
Identified Cost of Investment...............................   $     26,121      $    118,567       $  1,789,279
                                                               ============      ============       ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                         AMERICAN
       AMERICAN            FUNDS         BARON CAPITAL                                          DREYFUS IP        DREYFUS VIF
     CENTURY(R) VP     GROWTH-INCOME       ASSETS--       CALVERT SOCIAL                        TECHNOLOGY        DEVELOPING
        VALUE--           FUND--           INSURANCE         BALANCED         DAVIS VALUE        GROWTH--          LEADERS--
       CLASS II       CLASS 2 SHARES        SHARES           PORTFOLIO         PORTFOLIO      INITIAL SHARES    INITIAL SHARES
-------------------------------------------------------------------------------------------------------------------------------
     $    576,189      $      5,190      $    859,618      $     22,133      $    458,168      $    375,703      $     34,530
               --                --                --                --                --                --                --
               --                --                --                --                --               592                --

              220                --                37                --                94                 5                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $    575,969      $      5,190      $    859,581      $     22,133      $    458,074      $    376,290      $     34,530
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $         --      $         --
          349,381                --            71,335                --           142,723                --                23
          226,588             5,190           788,246            22,133           315,351           376,290            34,507
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $    575,969      $      5,190      $    859,581      $     22,133      $    458,074      $    376,290      $     34,530
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $      12.64      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      13.52      $         --      $      10.53      $         --      $      11.31      $       9.86      $      10.90
     ============      ============      ============      ============      ============      ============      ============
     $      12.34      $       9.96      $      11.59      $      12.38      $      11.34      $      10.50      $      11.30
     ============      ============      ============      ============      ============      ============      ============
     $    523,927      $      5,213      $    803,884      $     21,434      $    415,546      $    342,053      $     31,940
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                DREYFUS VIF           DWS
                                                                 EMERGING          SMALL CAP      FIDELITY(R) VIP
                                                                 LEADERS--        INDEX VIP--     CONTRAFUND(R)--
                                                              INITIAL SHARES    CLASS A SHARES     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $     18,440      $ 25,081,017      $ 13,384,931
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --             1,183             3,643

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................             --                75             1,242
                                                               ------------      ------------      ------------
      Total net assets......................................   $     18,440      $ 25,082,125      $ 13,387,332
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $         --      $         --      $    263,332
    Series II Policies......................................             --           102,216         1,227,143
    Series III Policies.....................................         18,440        24,979,909        11,896,857
                                                               ------------      ------------      ------------
      Total net assets......................................   $     18,440      $ 25,082,125      $ 13,387,332
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $         --      $         --      $      19.88
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $         --      $      14.85      $      17.67
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      10.81      $      13.75      $      14.47
                                                               ============      ============      ============
Identified Cost of Investment...............................   $     16,082      $ 23,621,045      $ 13,295,802
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


    FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP                                       FIDELITY(R) VIP
        EQUITY-        FREEDOM 2010      FREEDOM 2020      FREEDOM 2030     FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT
       INCOME--         PORTFOLIO--       PORTFOLIO--       PORTFOLIO--        GROWTH--         INDEX 500--      GRADE BOND--
     INITIAL CLASS    INITIAL SHARES    INITIAL SHARES    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $  7,134,219      $    179,523      $    177,042      $    230,350      $  2,639,119      $ 28,247,295      $  4,097,222
               --                --                --                --                --                --                --
        1,200,429                --                --                --                --             8,784                --

              235                --                --                --                47               994             1,030
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  8,334,413      $    179,523      $    177,042      $    230,350      $  2,639,072      $ 28,255,085      $  4,096,192
     ============      ============      ============      ============      ============      ============      ============
     $     59,943      $         --      $         --      $         --      $         --      $         --      $         --
                2                --                --                --            70,659         1,518,991         1,652,618
        8,274,468           179,523           177,042           230,350         2,568,413        26,736,094         2,443,574
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  8,334,413      $    179,523      $    177,042      $    230,350      $  2,639,072      $ 28,255,085      $  4,096,192
     ============      ============      ============      ============      ============      ============      ============
     $      15.74      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      16.97      $         --      $         --      $         --      $      11.67      $      16.08      $      12.59
     ============      ============      ============      ============      ============      ============      ============
     $      13.77      $      11.01      $      11.19      $      11.04      $      11.21      $      13.04      $      11.04
     ============      ============      ============      ============      ============      ============      ============
     $  6,854,132      $    174,245      $    171,833      $    217,318      $  2,455,739      $ 24,231,557      $  4,060,788
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                                                  FIDELITY(R) VIP
                                                              FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE
                                                                 MID-CAP--        OVERSEAS--       STRATEGIES--
                                                               INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 18,432,226      $ 14,042,147      $    254,935
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          6,502                --                --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................            771                26                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 18,437,957      $ 14,042,121      $    254,935
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $         --      $         --      $         --
    Series II Policies......................................      1,195,676                 4                --
    Series III Policies.....................................     17,242,281        14,042,117           254,935
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 18,437,957      $ 14,042,121      $    254,935
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $         --      $         --      $         --
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $      19.74      $      15.82      $         --
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      15.46      $      14.70      $      14.12
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 16,931,692      $ 12,415,967      $    244,951
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                            JANUS ASPEN
      JANUS ASPEN                         JANUS ASPEN         SERIES
        SERIES          JANUS ASPEN     SERIES MID CAP       WORLDWIDE           LAZARD          LORD ABBETT         MFS(R)
      BALANCED--      SERIES FORTY--       GROWTH--          GROWTH--          RETIREMENT       SERIES FUND-        INVESTORS
     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     INTERNATIONAL      MID-CAP VALUE    TRUST SERIES--
        SHARES            SHARES            SHARES            SHARES        EQUITY PORTFOLIO      PORTFOLIO       INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------
     $ 13,149,075      $  4,076,582      $  5,190,631      $    875,516       $  2,291,050      $ 12,070,375      $    194,173
               --                --                --                --                 --                --                --
               --                --               592                --                 --             2,080                --

           18,599                --                --               478                 --               113               127
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $ 13,130,476      $  4,076,582      $  5,191,223      $    875,038       $  2,291,050      $ 12,072,342      $    194,046
     ============      ============      ============      ============       ============      ============      ============
     $  9,579,085      $         --      $         --      $    276,243       $         --      $         --      $         --
        1,623,206                --                --                --                 --           166,097           194,046
        1,928,185         4,076,582         5,191,223           598,795          2,291,050        11,906,245                --
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $ 13,130,476      $  4,076,582      $  5,191,223      $    875,038       $  2,291,050      $ 12,072,342      $    194,046
     ============      ============      ============      ============       ============      ============      ============
     $      18.54      $         --      $         --      $      13.37       $         --      $         --      $         --
     ============      ============      ============      ============       ============      ============      ============
     $      13.64      $         --      $         --      $      10.53       $         --      $      18.03      $      15.54
     ============      ============      ============      ============       ============      ============      ============
     $      12.69      $      11.19      $      14.29      $      12.18       $      13.32      $      14.07      $         --
     ============      ============      ============      ============       ============      ============      ============
     $ 11,438,240      $  3,831,632      $  4,594,504      $    760,676       $  2,223,289      $ 11,876,992      $    141,434
     ============      ============      ============      ============       ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                                                                      MORGAN
                                                               MFS(R) NEW                             STANLEY
                                                                DISCOVERY      MFS(R) UTILITIES    UIF EMERGING
                                                                SERIES--           SERIES--       MARKETS DEBT--
                                                              INITIAL CLASS     INITIAL CLASS         CLASS I
                                                             ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $     15,092       $    618,627      $    308,750
  Dividends due and accrued.................................            --                 --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            --              2,078                --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................            --                 --                67
                                                              ------------       ------------      ------------
      Total net assets......................................  $     15,092       $    620,705      $    308,683
                                                              ============       ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................  $         --       $         --      $         --
    Series II Policies......................................            --                 --           116,150
    Series III Policies.....................................        15,092            620,705           192,533
                                                              ------------       ------------      ------------
      Total net assets......................................  $     15,092       $    620,705      $    308,683
                                                              ============       ============      ============
    Series I Variable accumulation unit value...............  $         --       $         --      $         --
                                                              ============       ============      ============
    Series II Variable accumulation unit value..............  $         --       $      13.64      $      12.52
                                                              ============       ============      ============
    Series III Variable accumulation unit value.............  $      11.84       $      15.08      $      13.47
                                                              ============       ============      ============
Identified Cost of Investment...............................  $     13,126       $    535,553      $    300,300
                                                              ============       ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

        MORGAN
        STANLEY           MORGAN                                                                                     ROYCE
     UIF EMERGING         STANLEY          PIMCO LOW        PIMCO REAL        PIMCO TOTAL       PIMCO U.S.         MICRO-CAP
        MARKETS          UIF U.S.         DURATION--         RETURN--          RETURN--        GOVERNMENT--       PORTFOLIO--
       EQUITY--        REAL ESTATE--    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT
        CLASS I           CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $  3,486,201      $  5,614,724      $    263,251      $  2,698,461      $ 14,377,517      $    577,423      $  2,127,231
               --                --             1,245            11,933            56,439             1,977                --
               19             2,078                --             1,794             1,128                --                 6

              158               238                --                57                67                --               257
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  3,486,062      $  5,616,564      $    264,496      $  2,712,131      $ 14,435,017      $    579,400      $  2,126,980
     ============      ============      ============      ============      ============      ============      ============
     $     55,916      $         --      $         --      $         --      $         --      $         --      $         --
           77,629           378,131               363            90,024            68,613                --           404,511
        3,352,517         5,238,433           264,133         2,622,107        14,366,404           579,400         1,722,469
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  3,486,062      $  5,616,564      $    264,496      $  2,712,131      $ 14,435,017      $    579,400      $  2,126,980
     ============      ============      ============      ============      ============      ============      ============
     $      23.19      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      16.65      $      27.09      $      10.12      $      10.42      $      10.56      $         --      $      14.82
     ============      ============      ============      ============      ============      ============      ============
     $      20.45      $      22.10      $      10.54      $      10.48      $      11.01      $      10.64      $      14.90
     ============      ============      ============      ============      ============      ============      ============
     $  2,433,553      $  4,645,454      $    262,361      $  2,838,554      $ 14,575,808      $    586,977      $  2,004,003
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                                  ROYCE
                                                                SMALL-CAP       T. ROWE PRICE
                                                               PORTFOLIO--        BLUE CHIP       T. ROWE PRICE
                                                               INVESTMENT          GROWTH         EQUITY INCOME
                                                                  CLASS           PORTFOLIO         PORTFOLIO
                                                             ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $  1,545,709      $  7,363,410      $ 15,217,220
  Dividends due and accrued.................................            --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            13                19             6,973

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................            16               191             2,263
                                                              ------------      ------------      ------------
      Total net assets......................................  $  1,545,706      $  7,363,238      $ 15,221,930
                                                              ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................  $         --      $         --      $    658,750
    Series II Policies......................................             1           140,989         1,680,795
    Series III Policies.....................................     1,545,705         7,222,249        12,882,385
                                                              ------------      ------------      ------------
      Total net assets......................................  $  1,545,706      $  7,363,238      $ 15,221,930
                                                              ============      ============      ============
    Series I Variable accumulation unit value...............  $         --      $         --      $      17.20
                                                              ============      ============      ============
    Series II Variable accumulation unit value..............  $      10.50      $      12.31      $      14.81
                                                              ============      ============      ============
    Series III Variable accumulation unit value.............  $      11.72      $      12.73      $      13.78
                                                              ============      ============      ============
Identified Cost of Investment...............................  $  1,479,432      $  6,607,882      $ 13,852,515
                                                              ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                                       VAN ECK
                                                                                 T. ROWE PRICE        WORLDWIDE
                        T. ROWE PRICE                         T. ROWE PRICE        PERSONAL           ABSOLUTE
     T. ROWE PRICE      INTERNATIONAL      T. ROWE PRICE       NEW AMERICA         STRATEGY           RETURN--
       INDEX 500            STOCK          LIMITED-TERM          GROWTH            BALANCED         INITIAL CLASS
       PORTFOLIO          PORTFOLIO       BOND PORTFOLIO        PORTFOLIO          PORTFOLIO           SHARES
------------------------------------------------------------------------------------------------------------------
     $    347,334       $  1,278,993       $    966,334       $  1,306,318       $ 19,465,470       $    243,892
               --                 --              3,461                 --                 --                 --
               --              2,663              3,847                240                962                 --

               --                239                 69                183                 --                 --
     ------------       ------------       ------------       ------------       ------------       ------------
     $    347,334       $  1,281,417       $    973,573       $  1,306,375       $ 19,466,432       $    243,892
     ============       ============       ============       ============       ============       ============
     $         --       $         --       $         --       $         --       $         --       $         --
               --            376,867            100,920            295,031                 --                 --
          347,334            904,550            872,653          1,011,344         19,466,432            243,892
     ------------       ------------       ------------       ------------       ------------       ------------
     $    347,334       $  1,281,417       $    973,573       $  1,306,375       $ 19,466,432       $    243,892
     ============       ============       ============       ============       ============       ============
     $         --       $         --       $         --       $         --       $         --       $         --
     ============       ============       ============       ============       ============       ============
     $         --       $      15.50       $      11.22       $      12.22       $         --       $         --
     ============       ============       ============       ============       ============       ============
     $      12.20       $      15.44       $      10.65       $      11.58       $      13.00       $      10.79
     ============       ============       ============       ============       ============       ============
     $    335,785       $  1,072,131       $    962,233       $  1,241,561       $ 18,669,041       $    234,070
     ============       ============       ============       ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2006


                                                                                  MAINSTAY VP
                                                                MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                                  BOND--        APPRECIATION--         CASH
                                                               INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $      26,532     $      86,041     $   1,991,763
  Mortality and expense risk charges........................         (35,100)         (104,427)         (162,510)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................          (8,568)          (18,386)        1,829,253
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       7,527,945        19,491,804       108,605,450
  Cost of investments sold..................................      (7,569,496)      (18,676,186)     (108,605,247)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............         (41,551)          815,618               203
  Realized gain distribution received.......................              --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         185,215           (86,249)           (1,504)
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................         143,664           729,369            (1,301)
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $     135,096     $     710,983     $   1,827,952
                                                               =============     =============     =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     238,706     $         265     $          --
  Mortality and expense risk charges........................        (459,566)           (1,228)         (142,123)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................        (220,860)             (963)         (142,123)
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       7,416,815           219,410         2,483,494
  Cost of investments sold..................................      (5,864,059)         (202,602)       (2,163,424)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............       1,552,756            16,808           320,070
  Realized gain distribution received.......................         847,211                --           410,739
  Change in unrealized appreciation (depreciation) on
    investments.............................................      17,641,986             6,468         7,192,494
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................      20,041,953            23,276         7,923,303
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  19,821,093     $      22,313     $   7,781,180
                                                               =============     =============     =============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                              MAINSTAY VP
      MAINSTAY VP                                                             HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        CORPORATE        ICAP SELECT       INCOME AND
        STOCK--        CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--         BOND--           EQUITY--          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $     569,134     $      10,141     $       8,257     $       4,785     $     116,707     $         983     $       5,996
          (241,841)           (2,166)             (488)           (6,893)          (39,119)           (2,411)           (4,490)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           327,293             7,975             7,769            (2,108)           77,588            (1,428)            1,506
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         1,061,329           319,233            63,348         1,278,368         6,000,061           425,762           120,623
          (890,000)         (275,815)          (63,767)       (1,267,695)       (5,300,554)         (370,165)         (107,228)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           171,329            43,418              (419)           10,673           699,507            55,597            13,395
         2,249,612                --                --                --                --             1,797            12,618
        11,800,476             6,787                19            24,090           (24,458)           26,459           119,342
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        14,221,417            50,205              (400)           34,763           675,049            83,853           145,355
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $  14,548,710     $      58,180     $       7,369     $      32,655     $     752,637     $      82,425     $     146,861
     =============     =============     =============     =============     =============     =============     =============

                                                                                                                     A I M
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                           V.I. GLOBAL
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP       REAL ESTATE
       GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--           FUND--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERIES I SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $          --     $      61,732     $     782,572     $          --     $      18,356     $     622,407     $      43,566
           (15,109)         (153,364)         (941,039)           (8,384)          (15,013)         (401,297)           (1,451)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           (15,109)          (91,632)         (158,467)           (8,384)            3,343           221,110            42,115
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         3,255,884           658,855        22,191,237         2,070,281         1,173,596         7,365,647             2,643
        (3,194,136)         (579,856)      (22,296,515)       (2,115,298)       (1,011,224)       (6,679,676)           (2,391)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
            61,748            78,999          (105,278)          (45,017)          162,372           685,971               252
           173,087           822,468                --                39            37,819         2,525,048           150,459
           256,842         7,104,275        19,402,275           149,097             7,483        23,026,574           280,711
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           491,677         8,005,742        19,296,997           104,119           207,674        26,237,593           431,422
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $     476,568     $   7,914,110     $  19,138,530     $      95,735     $     211,017     $  26,458,703     $     473,537
     =============     =============     =============     =============     =============     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006

                                                                   A I M             ALGER             ALGER
                                                                   V.I.            AMERICAN           AMERICAN
                                                               INTERNATIONAL       LEVERAGED           SMALL
                                                               GROWTH FUND--       ALLCAP--       CAPITALIZATION--
                                                              SERIES I SHARES   CLASS O SHARES     CLASS O SHARES
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        274      $         --       $         --
  Mortality and expense risk charges........................            (25)             (277)            (3,317)
                                                               ------------      ------------       ------------
      Net investment income (loss)..........................            249              (277)            (3,317)
                                                               ------------      ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................            198            77,745            521,469
  Cost of investments sold..................................           (183)          (72,131)          (507,604)
                                                               ------------      ------------       ------------
      Net realized gain (loss) on investments...............             15             5,614             13,865
  Realized gain distribution received.......................             --                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................          3,468            23,371            167,676
                                                               ------------      ------------       ------------
      Net gain (loss) on investments........................          3,483            28,985            181,541
                                                               ------------      ------------       ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $      3,732      $     28,708       $    178,224
                                                               ============      ============       ============


                                                                DREYFUS VIF           DWS
                                                                 EMERGING          SMALL CAP      FIDELITY(R) VIP
                                                                 LEADERS--        INDEX VIP--     CONTRAFUND(R)--
                                                              INITIAL SHARES    CLASS A SHARES     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --      $     72,026      $    138,858
  Mortality and expense risk charges........................            (26)          (55,198)          (32,721)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................            (26)           16,828           106,137
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................          6,577         9,666,689         3,158,031
  Cost of investments sold..................................         (7,647)       (9,181,349)       (2,380,348)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............         (1,070)          485,340           777,683
  Realized gain distribution received.......................            813           481,851         1,013,264
  Change in unrealized appreciation (depreciation) on
    investments.............................................          2,357         1,271,831          (917,083)
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................          2,100         2,239,022           873,864
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $      2,074      $  2,255,850      $    980,001
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


       AMERICAN       AMERICAN FUNDS    BARON CAPITAL        CALVERT                           DREYFUS IP        DREYFUS VIF
     CENTURY(R) VP    GROWTH-INCOME       ASSETS--           SOCIAL                            TECHNOLOGY        DEVELOPING
        VALUE--           FUND--          INSURANCE         BALANCED         DAVIS VALUE        GROWTH--          LEADERS--
       CLASS II       CLASS 2 SHARES       SHARES           PORTFOLIO         PORTFOLIO      INITIAL SHARES    INITIAL SHARES
    --------------------------------------------------------------------------------------------------------------------------
     $      3,703      $         --     $         --      $        496      $      3,277      $         --      $      1,426
           (1,112)               --           (1,415)           (1,169)             (954)           (1,617)             (725)
     ------------      ------------     ------------      ------------      ------------      ------------      ------------
            2,591                --           (1,415)             (673)            2,323            (1,617)              701
     ------------      ------------     ------------      ------------      ------------      ------------      ------------
          268,661                --          400,155         1,013,097           260,131           148,846           426,473
         (271,612)               --         (371,435)         (962,794)         (261,579)         (138,444)         (456,022)
     ------------      ------------     ------------      ------------      ------------      ------------      ------------
           (2,951)               --           28,720            50,303            (1,448)           10,402           (29,549)
           26,264                --               --               381                --                --            29,484
           49,778               (23)          55,277           (30,913)           47,443             6,531           (31,404)
     ------------      ------------     ------------      ------------      ------------      ------------      ------------
           73,091               (23)          83,997            19,771            45,995            16,933           (31,469)
     ------------      ------------     ------------      ------------      ------------      ------------      ------------
     $     75,682      $        (23)    $     82,582      $     19,098      $     48,318      $     15,316      $    (30,768)
     ============      ============     ============      ============      ============      ============      ============


    FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP                                       FIDELITY(R) VIP
        EQUITY-        FREEDOM 2010      FREEDOM 2020      FREEDOM 2030     FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT
       INCOME--         PORTFOLIO--       PORTFOLIO--       PORTFOLIO--        GROWTH--         INDEX 500--      GRADE BOND--
     INITIAL CLASS    INITIAL SHARES    INITIAL SHARES    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $    217,553      $      3,020      $      2,629      $      3,395      $     16,324      $    301,914      $     94,323
          (31,731)             (530)             (455)             (239)          (12,218)          (88,164)           (9,763)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          185,822             2,490             2,174             3,156             4,106           213,750            84,560
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        3,610,829           171,195           107,310             1,982         2,780,543         1,691,364           489,860
       (3,196,798)         (167,078)         (106,254)           (1,853)       (2,416,532)       (1,436,382)         (502,370)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          414,031             4,117             1,056               129           364,011           254,982           (12,510)
          791,653               759             1,571             2,347                --                --             5,648
         (228,858)            5,892             5,730            13,032          (187,821)        2,910,407            51,167
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          976,826            10,768             8,357            15,508           176,190         3,165,389            44,305
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  1,162,648      $     13,258      $     10,531      $     18,664      $    180,296      $  3,379,139      $    128,865
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006


                                                                                                  FIDELITY(R) VIP
                                                              FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE
                                                                 MID-CAP--        OVERSEAS--       STRATEGIES--
                                                               INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     41,897      $     41,848      $        575
  Mortality and expense risk charges........................        (62,344)          (33,908)           (1,077)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        (20,447)            7,940              (502)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      1,773,214         1,752,381            27,363
  Cost of investments sold..................................     (1,288,520)       (1,393,312)          (27,303)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        484,694           359,069                60
  Realized gain distribution received.......................      1,418,610            29,092            27,504
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (336,473)          993,316             2,124
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      1,556,831         1,381,477            29,688
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,546,384      $  1,389,417      $     29,186
                                                               ============      ============      ============


                                                                MFS(R) NEW                         MORGAN STANLEY
                                                                 DISCOVERY      MFS(R) UTILITIES    UIF EMERGING
                                                                 SERIES--           SERIES--       MARKETS DEBT--
                                                               INITIAL CLASS     INITIAL CLASS        CLASS I
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --       $      1,160      $     18,846
  Mortality and expense risk charges........................         (1,349)              (623)             (491)
                                                               ------------       ------------      ------------
      Net investment income (loss)..........................         (1,349)               537            18,355
                                                               ------------       ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        875,632             62,456            81,737
  Cost of investments sold..................................       (809,378)           (59,919)          (83,920)
                                                               ------------       ------------      ------------
      Net realized gain (loss) on investments...............         66,254              2,537            (2,183)
  Realized gain distribution received.......................          8,985              2,203             4,094
  Change in unrealized appreciation (depreciation) on
    investments.............................................        (64,281)            81,763             4,934
                                                               ------------       ------------      ------------
      Net gain (loss) on investments........................         10,958             86,503             6,845
                                                               ------------       ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $      9,609       $     87,040      $     25,200
                                                               ============       ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                          JANUS ASPEN
     JANUS ASPEN                        JANUS ASPEN         SERIES
        SERIES        JANUS ASPEN     SERIES MID CAP       WORLDWIDE           LAZARD          LORD ABBETT         MFS(R)
      BALANCED--     SERIES FORTY--      GROWTH--          GROWTH--          RETIREMENT       SERIES FUND-     INVESTORS TRUST
    INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     INTERNATIONAL      MID-CAP VALUE       SERIES--
        SHARES           SHARES           SHARES            SHARES        EQUITY PORTFOLIO      PORTFOLIO       INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------------
     $    300,945     $     12,197     $         --      $     14,825       $     20,090      $     58,236      $        888
          (88,619)          (9,240)         (17,643)           (3,537)            (4,546)          (42,098)             (456)
     ------------     ------------     ------------      ------------       ------------      ------------      ------------
          212,326            2,957          (17,643)           11,288             15,544            16,138               432
     ------------     ------------     ------------      ------------       ------------      ------------      ------------
        4,319,607          516,413        1,394,637           451,386            502,025         4,072,829             4,445
       (3,648,906)        (510,409)      (1,097,159)         (396,347)          (511,104)       (3,425,787)           (3,131)
     ------------     ------------     ------------      ------------       ------------      ------------      ------------
          670,701            6,004          297,478            55,039             (9,079)          647,042             1,314
               --               --               --                --             83,599           941,659                --
          407,252          241,378          264,217            42,800             66,047          (343,541)           20,317
     ------------     ------------     ------------      ------------       ------------      ------------      ------------
        1,077,953          247,382          561,695            97,839            140,567         1,245,160            21,631
     ------------     ------------     ------------      ------------       ------------      ------------      ------------
     $  1,290,279     $    250,339     $    544,052      $    109,127       $    156,111      $  1,261,298      $     22,063
     ============     ============     ============      ============       ============      ============      ============

    MORGAN STANLEY                                                                                                 ROYCE
     UIF EMERGING    MORGAN STANLEY      PIMCO LOW        PIMCO REAL        PIMCO TOTAL       PIMCO U.S.         MICRO-CAP
       MARKETS       UIF U.S. REAL      DURATION--         RETURN--          RETURN--        GOVERNMENT--       PORTFOLIO--
       EQUITY--         ESTATE--      ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT
       CLASS I          CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS
    -------------------------------------------------------------------------------------------------------------------------
     $     19,161     $     47,333     $     12,408      $     91,467      $    513,256      $      6,943      $      3,570
          (10,754)         (17,234)            (931)           (7,532)          (47,439)             (315)           (4,128)
     ------------     ------------     ------------      ------------      ------------      ------------      ------------
            8,407           30,099           11,477            83,935           465,817             6,628              (558)
     ------------     ------------     ------------      ------------      ------------      ------------      ------------
          140,233        1,866,007          424,555           597,721         2,594,762             1,386           532,512
          (82,291)      (1,182,252)        (433,356)         (632,585)       (2,714,745)           (1,310)         (434,208)
     ------------     ------------     ------------      ------------      ------------      ------------      ------------
           57,942          683,755           (8,801)          (34,864)         (119,983)               76            98,304
           58,847          284,171               --            71,690            75,791            12,129           108,754
          676,531          451,868            7,309          (104,729)           31,689            (9,554)           49,744
     ------------     ------------     ------------      ------------      ------------      ------------      ------------
          793,320        1,419,794           (1,492)          (67,903)          (12,503)            2,651           256,802
     ------------     ------------     ------------      ------------      ------------      ------------      ------------
     $    801,727     $  1,449,893     $      9,985      $     16,032      $    453,314      $      9,279      $    256,244
     ============     ============     ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006

                                                                   ROYCE
                                                                 SMALL-CAP       T. ROWE PRICE
                                                                PORTFOLIO--        BLUE CHIP       T. ROWE PRICE
                                                                INVESTMENT          GROWTH         EQUITY INCOME
                                                                   CLASS           PORTFOLIO         PORTFOLIO
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        914      $     22,059      $    229,834
  Mortality and expense risk charges........................         (2,295)          (28,226)          (54,093)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................         (1,381)           (6,167)          175,741
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        441,982         4,593,734         4,206,098
  Cost of investments sold..................................       (428,210)       (3,886,740)       (3,553,931)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............         13,772           706,994           652,167
  Realized gain distribution received.......................         68,043                --           410,216
  Change in unrealized appreciation (depreciation) on
    investments.............................................         65,639           (50,674)        1,153,833
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................        147,454           656,320         2,216,216
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    146,073      $    650,153      $  2,391,957
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                             T. ROWE PRICE        VAN ECK
                                                           T. ROWE PRICE       PERSONAL          WORLDWIDE
     T. ROWE PRICE     T. ROWE PRICE     T. ROWE PRICE      NEW AMERICA        STRATEGY          ABSOLUTE
       INDEX 500       INTERNATIONAL     LIMITED-TERM         GROWTH           BALANCED       RETURN-INITIAL
       PORTFOLIO      STOCK PORTFOLIO   BOND PORTFOLIO       PORTFOLIO         PORTFOLIO       CLASS SHARES
    ---------------------------------------------------------------------------------------------------------
     $      2,742      $     13,952      $     26,724      $        599      $    305,431      $         --
             (283)           (4,403)           (2,358)           (2,969)          (47,717)             (495)
     ------------      ------------      ------------      ------------      ------------      ------------
            2,459             9,549            24,366            (2,370)          257,714              (495)
     ------------      ------------      ------------      ------------      ------------      ------------
            8,149         2,171,978           329,438           273,156         2,753,623             3,008
           (7,405)       (1,952,699)         (334,772)         (260,737)       (2,495,679)           (2,840)
     ------------      ------------      ------------      ------------      ------------      ------------
              744           219,279            (5,334)           12,419           257,944               168
               --             4,186                --            16,769           528,714               525
           11,128           108,801             9,023            48,487           450,126             9,814
     ------------      ------------      ------------      ------------      ------------      ------------
           11,872           332,266             3,689            77,675         1,236,784            10,507
     ------------      ------------      ------------      ------------      ------------      ------------
     $     14,331      $    341,815      $     28,055      $     75,305      $  1,494,498      $     10,012
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2006
and December 31, 2005

                                                                    MAINSTAY VP                     MAINSTAY VP
                                                                      BOND--                  CAPITAL APPRECIATION--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                          -------------------------------   ---------------------------
                                                                2006             2005           2006           2005
                                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................    $     (8,568)    $    203,072   $    (18,386)  $    (45,385)
    Net realized gain (loss) on investments.............         (41,551)           9,497        815,618       (177,306)
    Realized gain distribution received.................              --               --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         185,215         (105,852)       (86,249)     1,270,192
                                                            ------------     ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................         135,096          106,717        710,983      1,047,501
                                                            ------------     ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       1,116,821          888,179      3,931,846        114,338
    Cost of insurance...................................        (143,367)        (173,078)      (214,434)       (96,905)
    Policyowners' surrenders............................            (142)              --         (8,996)          (455)
    Net transfers from (to) Fixed Account...............      (1,689,903)         586,450    (11,520,845)     9,508,412
    Transfers between Investment Divisions..............      (4,795,568)          90,682     11,090,572       (327,937)
    Policyowners' death benefits........................              --               --             --        (25,557)
                                                            ------------     ------------   ------------   ------------
      Net contributions and (withdrawals)...............      (5,512,159)       1,392,233      3,278,143      9,171,896
                                                            ------------     ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (257)            (122)          (936)           130
                                                            ------------     ------------   ------------   ------------
        Increase (decrease) in net assets...............      (5,377,320)       1,498,828      3,988,190     10,219,527
NET ASSETS:
    Beginning of year...................................       7,634,529        6,135,701     18,893,646      8,674,119
                                                            ------------     ------------   ------------   ------------
    End of year.........................................    $  2,257,209     $  7,634,529   $ 22,881,836   $ 18,893,646
                                                            ============     ============   ============   ============

                                                                                                    MAINSTAY VP
                                                                    MAINSTAY VP                     HIGH YIELD
                                                                   GOVERNMENT--                  CORPORATE BOND--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                          -------------------------------   ---------------------------
                                                                2006             2005           2006           2005
                                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................    $     (2,108)    $     32,460   $     77,588   $    367,858
    Net realized gain (loss) on investments.............          10,673            4,809        699,507         31,611
    Realized gain distribution received.................              --               --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................          24,090          (17,469)       (24,458)      (235,343)
                                                            ------------     ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................          32,655           19,800        752,637        164,126
                                                            ------------     ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................         345,346          247,306      2,307,423      1,870,451
    Cost of insurance...................................         (32,647)         (35,981)      (146,105)      (149,929)
    Policyowners' surrenders............................            (995)         (81,159)          (261)          (383)
    Net transfers from (to) Fixed Account...............          15,930           13,450      1,064,380        604,861
    Transfers between Investment Divisions..............      (1,168,784)         104,871     (4,583,772)        17,139
    Policyowners' death benefits........................              --               --             --             --
                                                            ------------     ------------   ------------   ------------
      Net contributions and (withdrawals)...............        (841,150)         248,487     (1,358,335)     2,342,139
                                                            ------------     ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................             (50)             (29)          (484)           (71)
                                                            ------------     ------------   ------------   ------------
        Increase (decrease) in net assets...............        (808,545)         268,258       (606,182)     2,506,194
NET ASSETS:
    Beginning of year...................................       1,272,069        1,003,811      6,871,881      4,365,687
                                                            ------------     ------------   ------------   ------------
    End of year.........................................    $    463,524     $  1,272,069   $  6,265,699   $  6,871,881
                                                            ============     ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).
(f) For the period January 2006 (Commencement of Investments) through December 2006.
(g) For the period February 2006 (Commencement of Investments) through December 2006.
(h) For the period July 2006 (Commencement of Investments) through December 2006.
(i) For the period August 2006 (Commencement of Investments) through December 2006.
(j) For the period October 2006 (Commencement of Investments) through December 2006.
(k)  For the period December 2006 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                          MAINSTAY VP                   MAINSTAY VP             MAINSTAY VP
            MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--          FLOATING RATE--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS           INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------
        2006           2005           2006           2005           2006           2005           2006(F)
    ---------------------------------------------------------------------------------------------------------
    $  1,829,253   $    283,789   $    327,293   $    655,619   $      7,975   $      6,018    $      7,769
             203            (26)       171,329        843,733         43,418          8,770            (419)
              --             --      2,249,612      1,061,242             --             --              --
          (1,504)           512     11,800,476      3,702,180          6,787         23,251              19
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
       1,827,952        284,275     14,548,710      6,262,774         58,180         38,039           7,369
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
      63,888,470     30,012,696        211,274        727,688        170,189        161,755          27,117
        (481,788)      (192,944)      (468,286)      (467,058)        (4,430)        (4,445)         (4,760)
      (6,842,290)            --             --             --             --       (107,997)             --
       5,955,052     (4,210,621)        53,712     (4,078,880)      (312,935)       135,572         219,149
     (43,004,454)    (6,824,941)        28,685         (4,211)            --        104,871          95,395
              --         (3,383)      (144,432)       (34,354)            --        (38,108)             --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
      19,514,990     18,780,807       (319,047)    (3,856,815)      (147,176)       251,648         336,901
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
            (244)           (24)        (9,844)         1,035            (20)            (8)             --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
      21,342,698     19,065,058     14,219,819      2,406,994        (89,016)       289,679         344,270
      34,467,464     15,402,406     89,986,344     87,579,350        518,764        229,085              --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
    $ 55,810,162   $ 34,467,464   $104,206,163   $ 89,986,344   $    429,748   $    518,764    $    344,270
    ============   ============   ============   ============   ============   ============    ============

            MAINSTAY VP
            ICAP SELECT                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
             EQUITY--                 INCOME AND GROWTH--         INTERNATIONAL EQUITY--          LARGE CAP GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $     (1,428)  $      3,166   $      1,506   $      9,768   $   (220,860)  $    594,211   $       (963)  $     (2,531)
          55,597          2,295         13,395          1,209      1,552,756        391,165         16,808        (74,774)
           1,797          7,231         12,618             --        847,211      2,383,016             --             --
          26,459         19,467        119,342          3,622     17,641,986        693,445          6,468         93,685
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          82,425         32,159        146,861         14,599     19,821,093      4,061,837         22,313         16,380
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          17,289        149,075         51,404        454,406      4,330,330      2,349,646         11,450         58,225
         (18,036)       (26,931)       (13,451)        (8,255)    (1,526,537)    (1,320,379)        (9,037)       (15,782)
        (306,096)           (21)        (4,464)            --        (56,808)      (130,532)      (203,162)      (105,596)
          (5,292)        86,525            644          4,961      8,043,149      1,230,363           (841)          (190)
        (293,498)            --     (1,095,151)       418,594      1,893,117         12,929         (2,987)       104,871
              --             --             --             --        (78,149)       (72,802)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (605,633)       208,648     (1,061,018)       869,706     12,605,102      2,069,225       (204,577)        41,528
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (89)             9             --             --        (27,998)           539            (41)            18
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (523,297)       240,816       (914,157)       884,305     32,398,197      6,131,601       (182,305)        57,926
         704,018        463,202        937,566         53,261     59,937,638     53,806,037        374,282        316,356
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    180,721   $    704,018   $     23,409   $    937,566   $ 92,335,835   $ 59,937,638   $    191,977   $    374,282
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                MID CAP CORE--               MID CAP GROWTH--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $   (142,123)  $    125,248   $    (15,109)  $       (739)
    Net realized gain (loss) on investments.............       320,070        104,195         61,748          9,643
    Realized gain distribution received.................       410,739      4,044,267        173,087            209
    Change in unrealized appreciation (depreciation) on
      investments.......................................     7,192,494      1,608,860        256,842         42,911
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................     7,781,180      5,882,570        476,568         52,024
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     3,816,726          9,504      2,049,576        107,694
    Cost of insurance...................................      (247,184)      (176,609)       (30,347)        (4,973)
    Policyowners' surrenders............................       (11,090)        (2,070)        (9,752)            --
    Net transfers from (to) Fixed Account...............     7,741,832       (304,076)     3,618,876        165,859
    Transfers between Investment Divisions..............     5,286,678         38,797      3,279,737          2,128
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............    16,586,962       (434,454)     8,908,090        270,708
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................        (4,163)          (675)            --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............    24,363,979      5,447,441      9,384,658        322,732
NET ASSETS:
    Beginning of year...................................    43,494,901     38,047,460        466,253        143,521
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $ 67,858,880   $ 43,494,901   $  9,850,911   $    466,253
                                                          ============   ============   ============   ============

                                                                  MAINSTAY VP           A I M V.I. GLOBAL
                                                                    VALUE--             REAL ESTATE FUND--
                                                                 INITIAL CLASS           SERIES I SHARES
                                                          ---------------------------   ------------------
                                                              2006           2005            2006(H)
                                                          ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    221,110   $  1,272,924      $     42,115
    Net realized gain (loss) on investments.............       685,971        425,309               252
    Realized gain distribution received.................     2,525,048             --           150,459
    Change in unrealized appreciation (depreciation) on
      investments.......................................    23,026,574      6,069,743           280,711
                                                          ------------   ------------      ------------
      Net increase (decrease) in net assets resulting
        from operations.................................    26,458,703      7,767,976           473,537
                                                          ------------   ------------      ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     2,350,061        493,266           294,216
    Cost of insurance...................................      (756,975)      (630,645)           (1,073)
    Policyowners' surrenders............................        (4,382)            --                --
    Net transfers from (to) Fixed Account...............      (186,230)      (803,283)        4,812,883
    Transfers between Investment Divisions..............     8,462,624        (67,376)              591
    Policyowners' death benefits........................            --             --                --
                                                          ------------   ------------      ------------
      Net contributions and (withdrawals)...............     9,865,098     (1,008,038)        5,106,617
                                                          ------------   ------------      ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................       (16,316)         1,054                --
                                                          ------------   ------------      ------------
        Increase (decrease) in net assets...............    36,307,485      6,760,992         5,580,154
NET ASSETS:
    Beginning of year...................................   136,837,033    130,076,041                --
                                                          ------------   ------------      ------------
    End of year.........................................  $173,144,518   $136,837,033      $  5,580,154
                                                          ============   ============      ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).
(f) For the period January 2006 (Commencement of Investments) through December 2006.
(g) For the period February 2006 (Commencement of Investments) through December 2006.
(h) For the period July 2006 (Commencement of Investments) through December 2006.
(i) For the period August 2006 (Commencement of Investments) through December 2006.
(j) For the period October 2006 (Commencement of Investments) through December 2006.
(k)  For the period December 2006 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          MID CAP VALUE--               S&P 500 INDEX--             SMALL CAP GROWTH--              TOTAL RETURN--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (91,632)  $    296,620   $   (158,467)  $    720,969   $     (8,384)  $       (117)  $      3,343   $     17,300
          78,999         44,744       (105,278)      (499,116)       (45,017)         2,703        162,372        (14,605)
         822,468      2,608,661             --             --             39            593         37,819             --
       7,104,275         17,058     19,402,275      5,221,670        149,097           (415)         7,483         89,220
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       7,914,110      2,967,083     19,138,530      5,443,523         95,735          2,764        211,017         91,915
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         114,049         96,927      5,639,756      6,342,477        936,160         92,350        215,115        200,468
        (285,304)      (256,992)    (3,099,259)    (3,026,783)       (10,843)          (734)       (34,943)       (37,174)
          (4,227)          (722)      (127,236)      (192,828)        (9,305)           (70)            --             --
        (101,511)        71,483     (2,022,809)    (4,498,125)       989,414        (65,948)       698,693        263,802
           3,884             --          3,008        184,822      2,561,151             --             --         11,029
              --             --       (282,093)      (164,185)            --             --        (40,057)           345
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (273,109)       (89,304)       111,367     (1,354,622)     4,466,577         25,598        838,808        438,470
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (4,948)           879        (33,016)         5,274             --             --           (350)             1
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       7,636,053      2,878,658     19,216,881      4,094,175      4,562,312         28,362      1,049,475        530,386
      57,558,791     54,680,133    135,732,704    131,638,529         34,453          6,091      1,891,029      1,360,643
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 65,194,844   $ 57,558,791   $154,949,585   $135,732,704   $  4,596,765   $     34,453   $  2,940,504   $  1,891,029
    ============   ============   ============   ============   ============   ============   ============   ============

      A I M V.I.                                                                                                AMERICAN FUNDS
     INTERNATIONAL          ALGER AMERICAN                ALGER AMERICAN                   AMERICAN             GROWTH-INCOME
     GROWTH FUND--        LEVERAGED ALLCAP--          SMALL CAPITALIZATION--         CENTURY(R) VP VALUE--      FUND--CLASS 2
    SERIES I SHARES         CLASS O SHARES                CLASS O SHARES                   CLASS II                 SHARES
    ---------------   ---------------------------   ---------------------------   ---------------------------   --------------
        2006(H)           2006           2005           2006           2005           2006           2005          2006(K)
    --------------------------------------------------------------------------------------------------------------------------
     $        249     $       (277)  $        (77)  $     (3,317)  $     (1,193)  $      2,591   $        827    $         --
               15            5,614          4,213         13,865        107,305         (2,951)        (1,309)             --
               --               --             --             --             --         26,264         18,933              --
            3,468           23,371            712        167,676        (68,058)        49,778         (5,719)            (23)
     ------------     ------------   ------------   ------------   ------------   ------------   ------------    ------------
            3,732           28,708          4,848        178,224         38,054         75,682         12,732             (23)
     ------------     ------------   ------------   ------------   ------------   ------------   ------------    ------------
              674           23,963         48,470        442,115        143,157        156,387        100,580              --
             (153)          (1,128)          (385)       (13,852)        (5,567)        (7,405)        (4,986)             --
               --             (942)             3        (56,268)      (118,427)       (57,606)        (1,491)             --
           23,720           20,081        (34,716)       356,148        (28,729)        23,909        (32,634)          5,213
            1,856           46,347         (4,255)       859,133       (223,158)       142,194         56,455              --
               --               --             --             --           (581)            --             --              --
     ------------     ------------   ------------   ------------   ------------   ------------   ------------    ------------
           26,097           88,321          9,117      1,587,276       (233,305)       257,479        117,924           5,213
     ------------     ------------   ------------   ------------   ------------   ------------   ------------    ------------
               --               --             --             (8)            10            (25)            --              --
     ------------     ------------   ------------   ------------   ------------   ------------   ------------    ------------
           29,829          117,029         13,965      1,765,492       (195,241)       333,136        130,656           5,190
               --           26,507         12,542        208,691        403,932        242,833        112,177              --
     ------------     ------------   ------------   ------------   ------------   ------------   ------------    ------------
     $     29,829     $    143,536   $     26,507   $  1,974,183   $    208,691   $    575,969   $    242,833    $      5,190
     ============     ============   ============   ============   ============   ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                                                  CALVERT
                                                            BARON CAPITAL ASSETS--            SOCIAL BALANCED
                                                               INSURANCE SHARES                  PORTFOLIO
                                                          ---------------------------   ---------------------------
                                                              2006         2005(E)          2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (1,415)  $         --   $       (673)  $      9,645
    Net realized gain (loss) on investments.............        28,720             --         50,303         38,366
    Realized gain distribution received.................            --             --            381             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        55,277            457        (30,913)        14,651
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        82,582            457         19,098         62,662
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       178,313             --         91,395        529,974
    Cost of insurance...................................        (4,095)            --         (2,708)       (15,107)
    Policyowners' surrenders............................          (328)            --        (11,126)      (773,021)
    Net transfers from (to) Fixed Account...............       470,499        127,300       (946,151)       (81,989)
    Transfers between Investment Divisions..............         4,854             --           (671)       740,480
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       649,243        127,300       (869,261)       400,337
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (1)            --             --            (21)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       731,824        127,757       (850,163)       462,978
NET ASSETS:
    Beginning of year...................................       127,757             --        872,296        409,318
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $    859,581   $    127,757   $     22,133   $    872,296
                                                          ============   ============   ============   ============

                                                                      DWS                     FIDELITY(R) VIP
                                                             SMALL CAP INDEX VIP--            CONTRAFUND(R)--
                                                                CLASS A SHARES                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006         2005(E)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     16,828   $     21,719   $    106,137   $     (3,834)
    Net realized gain (loss) on investments.............       485,340        144,949        777,683         73,994
    Realized gain distribution received.................       481,851        187,454      1,013,264            595
    Change in unrealized appreciation (depreciation) on
      investments.......................................     1,271,831         19,690       (917,083)       630,641
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................     2,255,850        373,812        980,001        701,396
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     4,635,135      1,031,110      1,849,468      1,361,219
    Cost of insurance...................................       (84,864)       (42,812)      (151,646)       (93,817)
    Policyowners' surrenders............................            --         (3,975)      (430,378)       (22,011)
    Net transfers from (to) Fixed Account...............     1,015,191      1,728,352      3,017,634        914,912
    Transfers between Investment Divisions..............     8,103,126        178,761      1,898,357        807,606
    Policyowners' death benefits........................            --         (3,483)            --           (495)
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............    13,668,588      2,887,953      6,183,435      2,967,414
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (22)            (1)          (257)           (94)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............    15,924,416      3,261,764      7,163,179      3,668,716
NET ASSETS:
    Beginning of year...................................     9,157,709      5,895,945      6,224,153      2,555,437
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $ 25,082,125   $  9,157,709   $ 13,387,332   $  6,224,153
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).
(f) For the period January 2006 (Commencement of Investments) through December 2006.
(g) For the period February 2006 (Commencement of Investments) through December 2006.
(h) For the period July 2006 (Commencement of Investments) through December 2006.
(i) For the period August 2006 (Commencement of Investments) through December 2006.
(j) For the period October 2006 (Commencement of Investments) through December 2006.
(k)  For the period December 2006 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                          DREYFUS IP                    DREYFUS VIF              DREYFUS VIF
               DAVIS                  TECHNOLOGY GROWTH--          DEVELOPING LEADERS--       EMERGING LEADERS--
          VALUE PORTFOLIO               INITIAL SHARES                INITIAL SHARES            INITIAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ------------------
        2006         2005(E)          2006           2005           2006           2005            2006(G)
    ------------------------------------------------------------------------------------------------------------
    $      2,323   $      1,904   $     (1,617)  $     (1,307)  $        701   $       (785)     $        (26)
          (1,448)            --         10,402          2,774        (29,549)         1,524            (1,070)
              --             --             --             --         29,484             --               813
          47,443         (4,820)         6,531         26,907        (31,404)        20,303             2,357
    ------------   ------------   ------------   ------------   ------------   ------------      ------------
          48,318         (2,916)        15,316         28,374        (30,768)        21,042             2,074
    ------------   ------------   ------------   ------------   ------------   ------------      ------------
         110,179             --         38,310         89,630         85,931        102,286             1,025
          (6,022)            --         (5,270)        (4,456)        (4,990)        (7,080)           (1,036)
              --             --         (7,126)            --         (5,507)          (931)             (314)
         105,527             --          1,815        (63,380)      (302,249)        20,770            11,837
              --        203,000         (2,892)       153,394        (39,019)        (4,470)            4,854
              --             --             --             --             --           (568)               --
    ------------   ------------   ------------   ------------   ------------   ------------      ------------
         209,684        203,000         24,837        175,188       (265,834)       110,007            16,366
    ------------   ------------   ------------   ------------   ------------   ------------      ------------
             (12)            --             --             (1)            --              5                --
    ------------   ------------   ------------   ------------   ------------   ------------      ------------
         257,990        200,084         40,153        203,561       (296,602)       131,054            18,440
         200,084             --        336,137        132,576        331,132        200,078                --
    ------------   ------------   ------------   ------------   ------------   ------------      ------------
    $    458,074   $    200,084   $    376,290   $    336,137   $     34,530   $    331,132      $     18,440
    ============   ============   ============   ============   ============   ============      ============

          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP             FIDELITY(R) VIP
          EQUITY-INCOME--          FREEDOM 2010 PORTFOLIO--      FREEDOM 2020 PORTFOLIO--     FREEDOM 2030 PORTFOLIO--
           INITIAL CLASS                INITIAL SHARES                INITIAL SHARES               INITIAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ------------------------
        2006           2005           2006         2005(E)          2006         2005(E)              2006(I)
    ------------------------------------------------------------------------------------------------------------------
    $    185,822   $     40,800   $      2,490   $      1,081   $      2,174   $        475         $      3,156
         414,031         26,380          4,117             --          1,056             --                  129
         791,653        141,663            759             --          1,571             --                2,347
        (228,858)        66,269          5,892           (614)         5,730           (521)              13,032
    ------------   ------------   ------------   ------------   ------------   ------------         ------------
       1,162,648        275,112         13,258            467         10,531            (46)              18,664
    ------------   ------------   ------------   ------------   ------------   ------------         ------------
       1,345,542      1,336,625            974        220,433          2,247         82,662                    1
         (91,115)       (91,023)        (3,848)            --         (3,542)            --               (1,744)
         (93,986)        (6,389)            --             --             --             --                   --
         639,272        672,091        (51,761)            --         85,190             --              213,429
        (434,164)       (37,586)            --             --             --             --                   --
              --             --             --             --             --             --                   --
    ------------   ------------   ------------   ------------   ------------   ------------         ------------
       1,365,549      1,873,718        (54,635)       220,433         83,895         82,662              211,686
    ------------   ------------   ------------   ------------   ------------   ------------         ------------
            (652)            51             --             --             --             --                   --
    ------------   ------------   ------------   ------------   ------------   ------------         ------------
       2,527,545      2,148,881        (41,377)       220,900         94,426         82,616              230,350
       5,806,868      3,657,987        220,900             --         82,616             --                   --
    ------------   ------------   ------------   ------------   ------------   ------------         ------------
    $  8,334,413   $  5,806,868   $    179,523   $    220,900   $    177,042   $     82,616         $    230,350
    ============   ============   ============   ============   ============   ============         ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                FIDELITY(R) VIP               FIDELITY(R) VIP
                                                                   GROWTH--                     INDEX 500--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $      4,106   $        595   $    213,750   $     74,929
    Net realized gain (loss) on investments.............       364,011         18,020        254,982         65,299
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................      (187,821)       214,684      2,910,407        517,985
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       180,296        233,299      3,379,139        658,213
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       660,442      1,476,571      6,615,561      7,303,982
    Cost of insurance...................................       (21,517)       (30,149)      (360,696)      (226,202)
    Policyowners' surrenders............................           (68)          (671)       (75,153)        (8,484)
    Net transfers from (to) Fixed Account...............    (2,132,116)       373,028        701,180      1,330,138
    Transfers between Investment Divisions..............            --         (5,559)     1,369,142      1,201,225
    Policyowners' death benefits........................            --             --             --           (566)
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............    (1,493,259)     1,813,220      8,250,034      9,600,093
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (9)             3           (119)             9
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............    (1,312,972)     2,046,522     11,629,054     10,258,315
NET ASSETS:
    Beginning of year...................................     3,952,044      1,905,522     16,626,031      6,367,716
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  2,639,072   $  3,952,044   $ 28,255,085   $ 16,626,031
                                                          ============   ============   ============   ============

                                                                  JANUS ASPEN
                                                                    SERIES                      JANUS ASPEN
                                                                  BALANCED--                  SERIES FORTY--
                                                             INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006         2005(C)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    212,326   $    225,951   $      2,957   $        193
    Net realized gain (loss) on investments.............       670,701        230,276          6,004             12
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       407,252        510,298        241,378          3,571
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................     1,290,279        966,525        250,339          3,776
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     1,095,253        790,409      1,292,732        193,728
    Cost of insurance...................................      (411,044)      (391,439)       (23,723)          (730)
    Policyowners' surrenders............................      (294,012)          (659)            --             --
    Net transfers from (to) Fixed Account...............        25,025         54,597      2,245,576        110,151
    Transfers between Investment Divisions..............    (2,835,208)      (522,881)         4,733             --
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............    (2,419,986)       (69,973)     3,519,318        303,149
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................        (2,141)          (216)            --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............    (1,131,848)       896,336      3,769,657        306,925
NET ASSETS:
    Beginning of year...................................    14,262,324     13,365,988        306,925             --
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $ 13,130,476   $ 14,262,324   $  4,076,582   $    306,925
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).
(f) For the period January 2006 (Commencement of Investments) through December 2006.
(g) For the period February 2006 (Commencement of Investments) through December 2006.
(h) For the period July 2006 (Commencement of Investments) through December 2006.
(i) For the period August 2006 (Commencement of Investments) through December 2006.
(j) For the period October 2006 (Commencement of Investments) through December 2006.
(k)  For the period December 2006 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

          FIDELITY(R) VIP
            INVESTMENT                  FIDELITY(R) VIP               FIDELITY(R) VIP            FIDELITY(R) VIP VALUE
           GRADE BOND--                    MID-CAP--                    OVERSEAS--                   STRATEGIES--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                SERVICE CLASS 2
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $     84,560   $     37,551   $    (20,447)  $    (27,369)  $      7,940   $     (1,481)  $       (502)  $       (246)
         (12,510)       (10,599)       484,694        257,535        359,069         33,973             60            553
           5,648         25,436      1,418,610         90,375         29,092          4,048         27,504            905
          51,167        (14,816)      (336,473)     1,124,135        993,316        542,300          2,124          4,851
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         128,865         37,572      1,546,384      1,444,676      1,389,417        578,840         29,186          6,063
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,156,230        673,342      4,024,766      2,681,799      2,630,033      2,070,464         53,912         64,256
         (63,884)       (31,136)      (210,532)      (103,802)      (124,051)       (34,667)        (3,613)        (1,737)
          (2,015)       (16,661)        (4,694)        (1,351)       (48,831)            --         (4,404)        (2,527)
         332,897        319,590      1,522,308      1,513,327      3,150,253        148,804         50,592         30,412
         202,871        321,703        908,221        303,538      2,751,004        826,210             --          5,955
              --         (3,341)            --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,626,099      1,263,497      6,240,069      4,393,511      8,358,408      3,010,811         96,487         96,359
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (26)            (7)           (85)           (22)           (12)            (6)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,754,938      1,301,062      7,786,368      5,838,165      9,747,813      3,589,645        125,673        102,422
       2,341,254      1,040,192     10,651,589      4,813,424      4,294,308        704,663        129,262         26,840
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  4,096,192   $  2,341,254   $ 18,437,957   $ 10,651,589   $ 14,042,121   $  4,294,308   $    254,935   $    129,262
    ============   ============   ============   ============   ============   ============   ============   ============

            JANUS ASPEN                   JANUS ASPEN                                                 LORD ABBETT
              SERIES                        SERIES                   LAZARD RETIREMENT               SERIES FUND--
         MID CAP GROWTH--             WORLDWIDE GROWTH--           INTERNATIONAL EQUITY              MID-CAP VALUE
       INSTITUTIONAL SHARES          INSTITUTIONAL SHARES                PORTFOLIO                     PORTFOLIO
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006         2005(A)          2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (17,643)  $     (5,517)  $     11,288   $      8,645   $     15,544   $         80   $     16,138   $     17,291
         297,478         10,073         55,039        (26,593)        (9,079)           (11)       647,042        214,070
              --             --             --             --         83,599            162        941,659        523,295
         264,217        237,121         42,800         65,234         66,047          1,714       (343,541)      (189,675)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         544,052        241,677        109,127         47,286        156,111          1,945      1,261,298        564,981
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         698,488      1,564,589        176,355        265,319        271,218         15,988      3,160,540      3,347,097
         (45,381)       (22,343)       (22,286)       (24,369)       (23,489)          (410)      (186,938)      (148,685)
         (45,450)            --       (144,751)          (615)        (9,375)          (513)       (19,095)       (11,530)
         301,232        329,582        (81,648)       115,260      1,857,333          9,366     (2,130,138)      (611,438)
         350,376        636,653           (701)      (278,479)        12,876             --        818,056             --
              --           (587)            --             --             --             --             --        (11,712)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,259,265      2,507,894        (73,031)        77,116      2,108,563         24,431      1,642,425      2,563,732
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --            (65)            24             --             --             (9)             9
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,803,317      2,749,571         36,031        124,426      2,264,674         26,376      2,903,714      3,128,722
       3,387,906        638,335        839,007        714,581         26,376             --      9,168,628      6,039,906
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  5,191,223   $  3,387,906   $    875,038   $    839,007   $  2,291,050   $     26,376   $ 12,072,342   $  9,168,628
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                    MFS(R)                        MFS(R)
                                                                   INVESTORS                   NEW DISCOVERY
                                                                TRUST SERIES--                   SERIES--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $        432   $        502   $     (1,349)  $     (1,757)
    Net realized gain (loss) on investments.............         1,314          1,103         66,254         13,572
    Realized gain distribution received.................            --             --          8,985             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        20,317         10,027        (64,281)        26,340
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        22,063         11,632          9,609         38,155
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................            --             --        162,190        222,612
    Cost of insurance...................................        (3,993)        (4,558)        (2,620)        (4,364)
    Policyowners' surrenders............................            --             --             --            (68)
    Net transfers from (to) Fixed Account...............            --             --       (748,473)        21,687
    Transfers between Investment Divisions..............            --             --         (1,856)         2,964
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............        (3,993)        (4,558)      (590,759)       242,831
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (15)            (2)            --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............        18,055          7,072       (581,150)       280,986
NET ASSETS:
    Beginning of year...................................       175,991        168,919        596,242        315,256
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $    194,046   $    175,991   $     15,092   $    596,242
                                                          ============   ============   ============   ============

                                                                     PIMCO                      PIMCO REAL
                                                                LOW DURATION--                   RETURN--
                                                                ADMINISTRATIVE                ADMINISTRATIVE
                                                                 CLASS SHARES                  CLASS SHARES
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     11,477   $      6,405   $     83,935   $     27,061
    Net realized gain (loss) on investments.............        (8,801)          (110)       (34,864)          (396)
    Realized gain distribution received.................            --            765         71,690         14,971
    Change in unrealized appreciation (depreciation) on
      investments.......................................         7,309         (5,257)      (104,729)       (33,847)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................         9,985          1,803         16,032          7,789
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       194,828          2,127        808,304      1,198,758
    Cost of insurance...................................        (9,720)        (5,696)       (30,750)       (22,003)
    Policyowners' surrenders............................        (1,331)          (557)            --             --
    Net transfers from (to) Fixed Account...............      (215,508)         9,163        233,571         82,553
    Transfers between Investment Divisions..............            --         78,878        311,321          4,363
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       (31,731)        83,915      1,322,446      1,263,671
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            --             (1)            --             (1)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       (21,746)        85,717      1,338,478      1,271,459
NET ASSETS:
    Beginning of year...................................       286,242        200,525      1,373,653        102,194
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $    264,496   $    286,242   $  2,712,131   $  1,373,653
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).
(f) For the period January 2006 (Commencement of Investments) through December 2006.
(g) For the period February 2006 (Commencement of Investments) through December 2006.
(h) For the period July 2006 (Commencement of Investments) through December 2006.
(i) For the period August 2006 (Commencement of Investments) through December 2006.
(j) For the period October 2006 (Commencement of Investments) through December 2006.
(k)  For the period December 2006 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

              MFS(R)                  MORGAN STANLEY UIF            MORGAN STANLEY UIF            MORGAN STANLEY UIF
        UTILITIES SERIES--             EMERGING MARKETS              EMERGING MARKETS             U.S. REAL ESTATE--
           INITIAL CLASS                 DEBT--CLASS I                EQUITY--CLASS I                   CLASS I
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $        537   $        (25)  $     18,355   $      2,953   $      8,407   $        336   $     30,099   $     21,598
           2,537            133         (2,183)          (234)        57,942         57,076        683,755        246,374
           2,203             --          4,094            654         58,847             --        284,171         66,074
          81,763          1,311          4,934          3,486        676,531        289,191        451,868         80,835
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          87,040          1,419         25,200          6,859        801,727        346,603      1,449,893        414,881
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          61,698         13,483         94,301         10,035      1,071,018        678,038        997,848      1,181,102
          (4,312)          (307)        (4,073)          (677)       (27,956)       (15,653)       (42,030)       (27,187)
          (1,116)          (920)          (348)            --         (4,665)      (262,081)       (66,314)        (6,636)
         322,249         10,128        101,855         54,318         42,633         61,337       (998,028)       177,873
         131,343             --         12,163          8,624         49,374        235,712      1,053,534       (275,594)
              --             --             --             --             --             --             --         (3,137)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         509,862         22,384        203,898         72,300      1,130,404        697,353        945,010      1,046,421
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             (5)            (2)           (46)           (41)           (97)           (34)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         596,902         23,803        229,093         79,157      1,932,085      1,043,915      2,394,806      1,461,268
          23,803             --         79,590            433      1,553,977        510,062      3,221,758      1,760,490
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    620,705   $     23,803   $    308,683   $     79,590   $  3,486,062   $  1,553,977   $  5,616,564   $  3,221,758
    ============   ============   ============   ============   ============   ============   ============   ============

            PIMCO TOTAL             PIMCO U.S.
             RETURN--              GOVERNMENT--          ROYCE MICRO-CAP               ROYCE SMALL-CAP
          ADMINISTRATIVE          ADMINISTRATIVE           PORTFOLIO--                   PORTFOLIO--
           CLASS SHARES            CLASS SHARES         INVESTMENT CLASS              INVESTMENT CLASS
    ---------------------------   --------------   ---------------------------   ---------------------------
        2006           2005          2006(H)           2006           2005           2006         2005(D)
    --------------------------------------------------------------------------------------------------------
    $    465,817   $    182,039    $      6,628    $       (558)  $      2,460   $     (1,381)  $        (27)
        (119,983)       (10,318)             76          98,304           (701)        13,772              1
          75,791        132,551          12,129         108,754         12,282         68,043          1,710
          31,689       (218,654)         (9,554)         49,744         70,495         65,639            638
    ------------   ------------    ------------    ------------   ------------   ------------   ------------
         453,314         85,618           9,279         256,244         84,536        146,073          2,322
    ------------   ------------    ------------    ------------   ------------   ------------   ------------
       4,435,649      4,232,903          84,665         216,013        114,313        434,285             --
        (179,508)      (116,878)         (1,031)        (17,973)       (10,115)       (15,572)           (30)
          (4,645)        (1,813)             --         (83,846)          (478)           (75)            --
         169,002        300,689              --         634,422        310,688        170,896        185,191
         960,461      1,078,193         486,487         324,127          4,363        622,620             --
              --         (5,037)             --              --             --             --             --
    ------------   ------------    ------------    ------------   ------------   ------------   ------------
       5,380,959      5,488,057         570,121       1,072,743        418,771      1,212,154        185,161
    ------------   ------------    ------------    ------------   ------------   ------------   ------------
              (5)            (1)             --             (33)            (5)            (4)            --
    ------------   ------------    ------------    ------------   ------------   ------------   ------------
       5,834,268      5,573,674         579,400       1,328,954        503,302      1,358,223        187,483
       8,600,749      3,027,075              --         798,026        294,724        187,483             --
    ------------   ------------    ------------    ------------   ------------   ------------   ------------
    $ 14,435,017   $  8,600,749    $    579,400    $  2,126,980   $    798,026   $  1,545,706   $    187,483
    ============   ============    ============    ============   ============   ============   ============


         SCUDDER VIT EAFE(R)
         EQUITY INDEX FUND--
           CLASS A SHARES
     ---------------------------
         2006           2005
     ---------------------------
     $         --   $         (1)
               --            177
               --             --
               --           (143)
     ------------   ------------
               --             33
     ------------   ------------
               --             --
               --             (4)
               --             --
               --             --
               --         (1,447)
               --             --
     ------------   ------------
               --         (1,451)
     ------------   ------------
               --             --
     ------------   ------------
               --         (1,418)
               --          1,418
     ------------   ------------
     $         --   $         --
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                 T. ROWE PRICE                 T. ROWE PRICE
                                                               BLUE CHIP GROWTH                EQUITY INCOME
                                                                   PORTFOLIO                     PORTFOLIO
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (6,167)  $    (11,059)  $    175,741   $    121,326
    Net realized gain (loss) on investments.............       706,994         15,504        652,167        145,464
    Realized gain distribution received.................            --             --        410,216        500,340
    Change in unrealized appreciation (depreciation) on
      investments.......................................       (50,674)       460,485      1,153,833       (393,123)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       650,153        464,930      2,391,957        374,007
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     1,968,466      2,809,840      3,722,787      3,801,757
    Cost of insurance...................................      (136,653)      (152,473)      (263,884)      (194,291)
    Policyowners' surrenders............................       (10,295)        (8,594)       (78,061)      (394,951)
    Net transfers from (to) Fixed Account...............    (3,407,052)       503,029     (2,662,056)     1,289,593
    Transfers between Investment Divisions..............           948             --        635,837        579,636
    Policyowners' death benefits........................            --        (20,784)            --        (55,992)
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............    (1,584,586)     3,131,018      1,354,623      5,025,752
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (20)             2           (405)            59
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............      (934,453)     3,595,950      3,746,175      5,399,818
NET ASSETS:
    Beginning of year...................................     8,297,691      4,701,741     11,475,755      6,075,937
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  7,363,238   $  8,297,691   $ 15,221,930   $ 11,475,755
                                                          ============   ============   ============   ============

                                                                 T. ROWE PRICE                    VAN ECK
                                                               PERSONAL STRATEGY                 WORLDWIDE
                                                                   BALANCED                  ABSOLUTE RETURN--
                                                                   PORTFOLIO               INITIAL CLASS SHARES
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    257,714   $     97,382   $       (495)  $       (222)
    Net realized gain (loss) on investments.............       257,944         41,087            168            (26)
    Realized gain distribution received.................       528,714         64,965            525             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       450,126        203,506          9,814             28
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................     1,494,498        406,940         10,012           (220)
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     4,413,377      2,168,618         31,513         38,629
    Cost of insurance...................................      (134,071)       (68,712)          (786)          (383)
    Policyowners' surrenders............................        (9,649)           (23)        (1,597)           (11)
    Net transfers from (to) Fixed Account...............     2,050,557         59,809        129,649         31,967
    Transfers between Investment Divisions..............     3,861,563         43,108             --         (4,260)
    Policyowners' death benefits........................            --         (4,094)            --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............    10,181,777      2,198,706        158,779         65,942
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............    11,676,275      2,605,646        168,791         65,722
NET ASSETS:
    Beginning of year...................................     7,790,157      5,184,511         75,101          9,379
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $ 19,466,432   $  7,790,157   $    243,892   $     75,101
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).
(f) For the period January 2006 (Commencement of Investments) through December 2006.
(g) For the period February 2006 (Commencement of Investments) through December 2006.
(h) For the period July 2006 (Commencement of Investments) through December 2006.
(i) For the period August 2006 (Commencement of Investments) through December 2006.
(j) For the period October 2006 (Commencement of Investments) through December 2006.
(k)  For the period December 2006 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

           T. ROWE PRICE                 T. ROWE PRICE                 T. ROWE PRICE                 T. ROWE PRICE
             INDEX 500                   INTERNATIONAL                 LIMITED-TERM               NEW AMERICA GROWTH
             PORTFOLIO                  STOCK PORTFOLIO               BOND PORTFOLIO                   PORTFOLIO
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006         2005(B)          2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $      2,459   $        111   $      9,549   $      8,636   $     24,366   $     10,214   $     (2,370)  $       (552)
             744             66        219,279         14,170         (5,334)        (5,679)        12,419          3,456
              --             --          4,186          2,263             --             --         16,769             --
          11,128            421        108,801         63,425          9,023           (624)        48,487         15,905
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          14,331            598        341,815         88,494         28,055          3,911         75,305         18,809
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          25,904         10,400        172,966        111,945        367,954        102,423         89,824        301,434
          (2,859)          (435)       (23,258)       (13,673)       (16,374)        (7,119)       (16,018)        (4,957)
          (4,554)            --             --           (359)        (4,999)        (2,644)       (51,485)          (998)
         290,729         13,220        514,931         28,928        180,383        118,915        684,511        150,782
              --             --       (374,496)        66,927             --        (56,790)            --         10,468
              --             --             --             --             --         (3,361)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         309,220         23,185        290,143        193,768        526,964        151,424        706,832        456,729
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --            (40)           (10)            (2)            (1)            (9)            (2)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         323,551         23,783        631,918        282,252        555,017        155,334        782,128        475,536
          23,783             --        649,499        367,247        418,556        263,222        524,247         48,711
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    347,334   $     23,783   $  1,281,417   $    649,499   $    973,573   $    418,556   $  1,306,375   $    524,247
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies (CSVUL) ("Series 1 policies"), CorpExec VUL II policies (CESVUL2) ("Series 2 policies"), CorpExec VUL III policies (CESVUL3) ("Series 3 policies"), CorpExec VUL IV policies (CESVUL4) ("Series 3 policies"), and CorpExec VUL V policies (CESVUL5) ("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
  The assets of CSVUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund, Inc., the A I M Advisors, Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the BAMCO, Inc., the Calvert Variable Series, Inc., the Davis Selected Advisors, L.P., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, Lazard Asset Management LLC, the Lord Abbett Series Fund, Inc., the MFS(R) Variable Insurance Trust(SM), Pacific Investment Management Company LLC, the Universal Institutional Funds, Inc., DWS Investments VIT Funds, Royce and Associates, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., and the Van Eck Associates Corporation (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.
  New York Life Investment Management LLC ("NYLIM") is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings") and provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM Holdings is a wholly-owned subsidiary of New York Life Insurance Company. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., and Lord Abbett & Company LLC, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc. Effective July 3, 2006, Institutional Capital LLC ("ICAP"), a wholly-owned subsidiary of NYLIM Holdings, became an interim sub-adviser, having replaced The Dreyfus Corporation. At a special meeting of shareholders held on September 28, 2006 a new subadvisory agreement between NYLIM and ICAP was approved.
  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity (formerly known as MainStay VP Basic Value) MainStay VP Income and Growth
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
MainStay VP Value
A I M V.I. Global Real Estate Fund--Series I Shares
A I M V.I. International Growth Fund--Series I Shares
Alger American Leveraged AllCap--Class O Shares
Alger American Small Capitalization--Class O Shares
American Century(R) VP Value--Class II
American Funds Asset Allocation Fund--Class 2 Shares
American Funds Global Small Capitalization--Class 2 Shares
American Funds Growth Fund--Class 2 Shares
American Funds Growth-Income Fund--Class 2 Shares
American Funds International Fund--Class 2 Shares
Baron Capital Assets--Insurance Shares
Calvert Social Balanced Portfolio
Davis Value Portfolio
Delaware VIP International Value Equity Series--Standard Class
Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
Dreyfus VIF Emerging Leaders--Initial Shares
DWS Small Cap Index VIP--Class A Shares
  (formerly known as Scudder VIT Small Cap Index Fund--Class A Shares) Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Freedom 2010 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2020 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2030 Portfolio--Initial Shares
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid-Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Fidelity(R) VIP Value Strategies--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Forty--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
Lazard Retirement International Equity Portfolio
Lord Abbett Series Fund--Mid-Cap Value Portfolio
MFS(R) Investors Trust Series--Initial Class

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

MFS(R) New Discovery Series--Initial Class
MFS(R) Utilities Series--Initial Class
Morgan Stanley UIF Emerging Markets Debt--Class I
Morgan Stanley UIF Emerging Markets Equity--Class I
Morgan Stanley UIF U.S. Real Estate--Class I
Neuberger Berman AMT Partners Portfolio--Class I
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
PIMCO U.S. Government--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio and Van Eck Worldwide Absolute Return--Initial Class Shares

  Not all Investment Divisions are available on all policies. No new investments may be added to the MFS(R) Investors Trust Series--Initial Class.

  All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

  At the close of the financial reporting period, there have been no investments in the following investment divisions: American Funds Asset Allocation Fund--Class 2 Shares, American Funds Global Small Capitalization--Class 2 Shares, American Funds Growth Fund--Class 2 Shares, American Funds International Fund--Class 2 Shares, Delaware VIP International Value Equity Series--Standard Class, and Neuberger Berman AMT Partners Portfolio--Class I.

  Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the year 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the year 2002 was the net investment income to average net assets ratio.

  The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

  In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining the fair value of certain assets held by the individual funds that policies are invested in. The Standard is effective January 1, 2008, but could be adopted earlier by the individual funds.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's)
--------------------------------------------------------------------------------

At December 31, 2006, the investments of CSVUL Separate Account-I are as follows:


                                                            MAINSTAY VP                         MAINSTAY VP
                                          MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                                            BOND--        APPRECIATION--         CASH             STOCK--
                                         INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                        ---------------------------------------------------------------------
Number of shares......................          166               944            55,617             4,255
Identified cost.......................     $  2,197          $ 21,808          $ 55,617          $ 80,598


                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           LARGE CAP          MID CAP           MID CAP           MID CAP
                                           GROWTH--           CORE--           GROWTH--           VALUE--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Number of shares......................           16             4,330               675             4,703
Identified cost.......................     $    164          $ 54,136          $  9,542          $ 52,485

  Investment activity for the year ended December 31, 2006, was as follows:


                                                            MAINSTAY VP                         MAINSTAY VP
                                          MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                                            BOND--        APPRECIATION--         CASH             STOCK--
                                         INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                        ---------------------------------------------------------------------
Purchases.............................     $  1,999          $ 22,755          $129,892          $  3,322
Proceeds from sales...................        7,528            19,492           108,605             1,061


                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           LARGE CAP          MID CAP           MID CAP           MID CAP
                                           GROWTH--           CORE--           GROWTH--           VALUE--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Purchases.............................     $     14          $ 19,341          $ 12,320          $  1,120
Proceeds from sales...................          219             2,483             3,256               659

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                     MAINSTAY VP
                     MAINSTAY VP                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP      FLOATING       MAINSTAY VP      CORPORATE      ICAP SELECT     INCOME AND     INTERNATIONAL
    CONVERTIBLE--      RATE--       GOVERNMENT--       BOND--         EQUITY--        GROWTH--        EQUITY--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------
            34               35             43              594              28              75           4,950
      $    389         $    342       $    458         $  5,944        $    303        $    892        $ 67,800

                                                                                                             ALGER
     MAINSTAY VP     MAINSTAY VP                                       A I M V.I.        A I M V.I.         AMERICAN
       S&P 500        SMALL CAP      MAINSTAY VP      MAINSTAY VP      GLOBAL REAL      INTERNATIONAL      LEVERAGED
       INDEX--        GROWTH--      TOTAL RETURN--      VALUE--       ESTATE FUND--     GROWTH FUND--       ALLCAP--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   SERIES I SHARES   SERIES I SHARES   CLASS O SHARES
    -------------------------------------------------------------------------------------------------------------------
          5,350             388              157           8,586              194                  1               3
       $140,967        $  4,448         $  2,786        $133,766         $  5,299           $     26        $    119

                                                     MAINSTAY VP
                     MAINSTAY VP                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP      FLOATING       MAINSTAY VP      CORPORATE      ICAP SELECT     INCOME AND     INTERNATIONAL
    CONVERTIBLE--      RATE--       GOVERNMENT--       BOND--         EQUITY--        GROWTH--        EQUITY--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------
      $    180         $    406       $    433         $  4,711        $     23        $     70        $ 20,657
           319               63          1,278            6,000             426             121           7,417

                                                                                                             ALGER
     MAINSTAY VP     MAINSTAY VP                                       A I M V.I.        A I M V.I.         AMERICAN
       S&P 500        SMALL CAP      MAINSTAY VP      MAINSTAY VP      GLOBAL REAL      INTERNATIONAL      LEVERAGED
       INDEX--        GROWTH--      TOTAL RETURN--      VALUE--       ESTATE FUND--     GROWTH FUND--       ALLCAP--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   SERIES I SHARES   SERIES I SHARES   CLASS O SHARES
    -------------------------------------------------------------------------------------------------------------------
       $ 22,149        $  6,529         $  2,055        $ 19,986         $  5,302           $     26        $    166
         22,191           2,070            1,174           7,366                3                 --              78

--------------------------------------------------------------------------------

                                             ALGER
                                            AMERICAN          AMERICAN       AMERICAN FUNDS     BARON CAPITAL
                                             SMALL          CENTURY(R) VP     GROWTH-INCOME       ASSETS--
                                        CAPITALIZATION--       VALUE--           FUND--           INSURANCE
                                         CLASS O SHARES       CLASS II       CLASS 2 SHARES        SHARES
                                        ----------------------------------------------------------------------
Number of shares......................            69                66                --                27
Identified cost.......................      $  1,789          $    524          $      5          $    804


                                                          FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                        FIDELITY(R) VIP    FREEDOM 2010      FREEDOM 2020      FREEDOM 2030
                                        EQUITY-INCOME--     PORTFOLIO--       PORTFOLIO--       PORTFOLIO--
                                         INITIAL CLASS    INITIAL SHARES    INITIAL SHARES    INITIAL SHARES
                                        ---------------------------------------------------------------------
Number of shares......................          272                15                15                19
Identified cost.......................     $  6,854          $    174          $    172          $    217

                                             ALGER
                                            AMERICAN          AMERICAN       AMERICAN FUNDS     BARON CAPITAL
                                             SMALL          CENTURY(R) VP     GROWTH-INCOME       ASSETS--
                                        CAPITALIZATION--       VALUE--           FUND--           INSURANCE
                                         CLASS O SHARES       CLASS II       CLASS 2 SHARES        SHARES
                                        ----------------------------------------------------------------------
Purchases.............................      $  2,105          $    555          $      5          $  1,048
Proceeds from sales...................           521               269                --               400


                                                          FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                        FIDELITY(R) VIP    FREEDOM 2010      FREEDOM 2020      FREEDOM 2030
                                        EQUITY-INCOME--     PORTFOLIO--       PORTFOLIO--       PORTFOLIO--
                                         INITIAL CLASS    INITIAL SHARES    INITIAL SHARES    INITIAL SHARES
                                        ---------------------------------------------------------------------
Purchases.............................     $  4,757          $    120          $    195          $    219
Proceeds from sales...................        3,611               171               107                 2

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


      CALVERT                     DREYFUS IP      DREYFUS VIF      DREYFUS VIF       DWS SMALL
      SOCIAL                      TECHNOLOGY       DEVELOPING        EMERGING        CAP INDEX      FIDELITY(R) VIP
     BALANCED     DAVIS VALUE      GROWTH--        LEADERS--        LEADERS--          VIP--        CONTRAFUND(R)--
     PORTFOLIO     PORTFOLIO    INITIAL SHARES   INITIAL SHARES   INITIAL SHARES   CLASS A SHARES    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------
           11            31              40                1                1            1,556               425
     $     21      $    416        $    342         $     32         $     16         $ 23,621          $ 13,296

                                                                                                                 JANUS ASPEN
                                        FIDELITY(R) VIP                                       FIDELITY(R) VIP      SERIES
    FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE         BALANCED--
       GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--        OVERSEAS--       STRATEGIES--     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2      SHARES
    -------------------------------------------------------------------------------------------------------------------------
              74               175               321               530               586                19              471
        $  2,456          $ 24,232          $  4,061          $ 16,932          $ 12,416          $    245         $ 11,438


      CALVERT                     DREYFUS IP      DREYFUS VIF      DREYFUS VIF       DWS SMALL
      SOCIAL                      TECHNOLOGY       DEVELOPING        EMERGING        CAP INDEX      FIDELITY(R) VIP
     BALANCED     DAVIS VALUE      GROWTH--        LEADERS--        LEADERS--          VIP--        CONTRAFUND(R)--
     PORTFOLIO     PORTFOLIO    INITIAL SHARES   INITIAL SHARES   INITIAL SHARES   CLASS A SHARES    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------
     $    144      $    472        $    171         $    191         $     24         $ 23,836          $ 10,455
        1,013           260             149              426                7            9,667             3,158

                                                                                                                 JANUS ASPEN
                                        FIDELITY(R) VIP                                       FIDELITY(R) VIP      SERIES
    FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE         BALANCED--
       GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--        OVERSEAS--       STRATEGIES--     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2      SHARES
    -------------------------------------------------------------------------------------------------------------------------
        $  1,297          $ 10,152          $  2,207          $  9,424          $ 10,149          $    151         $  2,107
           2,781             1,691               490             1,773             1,752                27            4,320

--------------------------------------------------------------------------------

                                                            JANUS ASPEN       JANUS ASPEN
                                                              SERIES            SERIES            LAZARD
                                          JANUS ASPEN         MID CAP          WORLDWIDE        RETIREMENT
                                        SERIES FORTY--       GROWTH--          GROWTH--        INTERNATIONAL
                                         INSTITUTIONAL    INSTITUTIONAL--    INSTITUTIONAL        EQUITY
                                            SHARES            SHARES            SHARES           PORTFOLIO
                                        ---------------------------------------------------------------------
Number of shares......................          135               157                27               154
Identified cost.......................     $  3,832          $  4,595          $    761          $  2,223

                                           PIMCO LOW        PIMCO REAL        PIMCO TOTAL       PIMCO U.S.
                                          DURATION--         RETURN--          RETURN--         GOVERNMENT-
                                        ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                                             CLASS             CLASS             CLASS             CLASS
                                            SHARES            SHARES            SHARES            SHARES
                                        ---------------------------------------------------------------------
Number of shares......................           26               226             1,421                55
Identified cost.......................     $    262          $  2,839          $ 14,576          $    587

                                                            JANUS ASPEN       JANUS ASPEN
                                                              SERIES            SERIES            LAZARD
                                          JANUS ASPEN         MID CAP          WORLDWIDE        RETIREMENT
                                        SERIES FORTY--       GROWTH--          GROWTH--        INTERNATIONAL
                                         INSTITUTIONAL    INSTITUTIONAL--    INSTITUTIONAL        EQUITY
                                            SHARES            SHARES            SHARES           PORTFOLIO
                                        ---------------------------------------------------------------------
Purchases.............................     $  4,039          $  2,635          $    390          $  2,710
Proceeds from sales...................          516             1,395               451               502

                                           PIMCO LOW        PIMCO REAL        PIMCO TOTAL       PIMCO U.S.
                                          DURATION--         RETURN--          RETURN--         GOVERNMENT-
                                        ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                                             CLASS             CLASS             CLASS             CLASS
                                            SHARES            SHARES            SHARES            SHARES
                                        ---------------------------------------------------------------------
Purchases.............................     $    405          $  2,082          $  8,632          $    588
Proceeds from sales...................          425               598             2,595                 1

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                        MORGAN         MORGAN
     LORD ABBETT                        MFS(R)                         STANLEY        STANLEY         MORGAN
    SERIES FUND--       MFS(R)            NEW           MFS(R)       UIF EMERGING   UIF EMERGING      STANLEY
       MID-CAP        INVESTORS        DISCOVERY       UTILITIES       MARKETS        MARKETS      UIF U.S. REAL
        VALUE       TRUST SERIES--     SERIES--        SERIES--         DEBT--        EQUITY--       ESTATE--
      PORTFOLIO     INITIAL CLASS    INITIAL CLASS   INITIAL CLASS     CLASS I        CLASS I         CLASS I
    ------------------------------------------------------------------------------------------------------------
           554                 9               1              21             35            178             191
      $ 11,877          $    141        $     13        $    536       $    300       $  2,434        $  4,645

       ROYCE         ROYCE
     MICRO-CAP     SMALL-CAP    T. ROWE PRICE                                   T. ROWE PRICE
    PORTFOLIO--   PORTFOLIO--     BLUE CHIP     T. ROWE PRICE   T. ROWE PRICE   INTERNATIONAL   T. ROWE PRICE
    INVESTMENT    INVESTMENT       GROWTH       EQUITY INCOME     INDEX 500         STOCK        LIMITED-TERM
       CLASS         CLASS        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     BOND PORTFOLIO
    ----------------------------------------------------------------------------------------------------------
          148           145             700             613              32              71              198
     $  2,004      $  1,479        $  6,608        $ 13,853        $    336        $  1,072         $    962

                                                                        MORGAN         MORGAN
     LORD ABBETT                        MFS(R)                         STANLEY        STANLEY         MORGAN
    SERIES FUND--       MFS(R)            NEW           MFS(R)       UIF EMERGING   UIF EMERGING      STANLEY
       MID-CAP        INVESTORS        DISCOVERY       UTILITIES       MARKETS        MARKETS      UIF U.S. REAL
        VALUE       TRUST SERIES--     SERIES--        SERIES--         DEBT--        EQUITY--       ESTATE--
      PORTFOLIO     INITIAL CLASS    INITIAL CLASS   INITIAL CLASS     CLASS I        CLASS I         CLASS I
    ------------------------------------------------------------------------------------------------------------
      $  6,672          $      1        $    295        $    573       $    308       $  1,338        $  3,123
         4,073                 4             876              62             82            140           1,866

       ROYCE         ROYCE
     MICRO-CAP     SMALL-CAP    T. ROWE PRICE                                   T. ROWE PRICE
    PORTFOLIO--   PORTFOLIO--     BLUE CHIP     T. ROWE PRICE   T. ROWE PRICE   INTERNATIONAL   T. ROWE PRICE
    INVESTMENT    INVESTMENT       GROWTH       EQUITY INCOME     INDEX 500         STOCK        LIMITED-TERM
       CLASS         CLASS        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     BOND PORTFOLIO
    ----------------------------------------------------------------------------------------------------------
     $  1,714      $  1,721        $  3,004        $  6,140        $    320        $  2,473         $    875
          533           442           4,594           4,206               8           2,172              329

--------------------------------------------------------------------------------

                                                                                                       VAN ECK
                                                                                                      WORLDWIDE
                                                                                 T. ROWE PRICE        ABSOLUTE
                                                             T. ROWE PRICE     PERSONAL STRATEGY      RETURN--
                                                              NEW AMERICA          BALANCED         INITIAL CLASS
                                                            GROWTH PORTFOLIO       PORTFOLIO           SHARES
                                                            ------------------------------------------------------
Number of shares..........................................            61                 995                23
Identified cost...........................................      $  1,242            $ 18,669          $    234

                                                                                                       VAN ECK
                                                                                                      WORLDWIDE
                                                                                 T. ROWE PRICE        ABSOLUTE
                                                             T. ROWE PRICE     PERSONAL STRATEGY      RETURN--
                                                              NEW AMERICA          BALANCED         INITIAL CLASS
                                                            GROWTH PORTFOLIO       PORTFOLIO           SHARES
                                                            ------------------------------------------------------
Purchases.................................................      $    994            $ 13,722          $    162
Proceeds from sales.......................................           273               2,754                 3

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2, CESVUL3, CESVUL4 and CESVUL5 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted. This charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

  On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

  On CESVUL3 and CESVUL4 policies, we deduct 1.75% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges up to the Target Premium and 1.75% and 1.25%, respectively, for premiums in excess of the Target Premium and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

  On CESVUL5 policies, we deduct 1.75% and 1.25% from each premium paid in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.00% plus state and federal charges from any additional premiums paid in this Policy Year. (2) During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

  On CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies, NYLIAC deducts a monthly contract charge of $7.50, for CSVUL, $5.00 for CESVUL2 and $0 in year one and $5.00 in years two and beyond for all others, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3 and CSVUL4 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

  On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

  On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3 and CESVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. For CESVUL5, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy years one through ten, the mortality and expense risk charge deducted is .50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2006 and December 31, 2005 were as follows:


                                                     MAINSTAY VP
                                 MAINSTAY VP           CAPITAL           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                   BOND--          APPRECIATION--           CASH           COMMON STOCK--       CONVERTIBLE--
                                INITIAL CLASS       INITIAL CLASS        MANAGEMENT         INITIAL CLASS       INITIAL CLASS
                              -----------------   -----------------   -----------------   -----------------   -----------------
                               2006      2005      2006      2005      2006      2005      2006      2005      2006      2005
                              ------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................       40        90        95       658    12,887        32        11        67        --         7
Units redeemed..............     (392)      (12)      (16)      (60)      (92)       (8)      (12)     (354)       --        (7)
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...     (352)       78        79       598    12,795        24        (1)     (287)       --        --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES II POLICIES
Units issued................       --        --        --        --     5,004       677         1         4         4         2
Units redeemed..............       --        --        --        --    (6,237)     (539)      (29)      (40)       --        (3)
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       --        --        --        --    (1,233)      138       (28)      (36)        4        (1)
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES III POLICIES
Units issued................       51        30     1,241       330    61,091    28,384         9         1         8        26
Units redeemed..............      (81)       (6)   (1,036)       (2)  (56,372)  (10,610)       --        --       (25)       --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...      (30)       24       205       328     4,719    17,774         9         1       (17)       26
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======


                                                     MAINSTAY VP                                                 MAINSTAY VP
                                 MAINSTAY VP           MID CAP           MAINSTAY VP         MAINSTAY VP          SMALL CAP
                               MID CAP CORE--         GROWTH--         MID CAP VALUE--     S&P 500 INDEX--        GROWTH--
                                INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                              -----------------   -----------------   -----------------   -----------------   -----------------
                               2006      2005      2006      2005      2006      2005      2006      2005      2006      2005
                              ------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................       --        --        --        --        --        --        78        79        --        --
Units redeemed..............       --        --        --        --        --        --      (484)     (373)       --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       --        --        --        --        --        --      (406)     (294)       --        --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES II POLICIES
Units issued................       --        --        --        --        --        --        14         4        --        --
Units redeemed..............      (10)      (10)       --        --       (22)      (22)       (1)       (4)       --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...      (10)      (10)       --        --       (22)      (22)       13        --        --        --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES III POLICIES
Units issued................    1,162         3       632        26        10        15       368       525       397         8
Units redeemed..............       (4)      (26)       (3)       (4)       (9)       --       (18)     (335)       (2)       (6)
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...    1,158       (23)      629        22         1        15       350       190       395         2
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

Not all investment divisions are available under all policies.

(a) For Series II policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(b) For Series III policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(c) For Series II policies, represents the period April 2005 (Commencement of Investments) through December 2005.
(d) For Series III policies, represents the period May 2005 (Commencement of Investments) through December 2005.
(e) For Series I policies, represents the period June 2005 (Commencement of Investments) through December 2005.
(f) For Series III policies, represents the period September 2005 (Commencement of Investments) through December 2005.
(g) For Series III policies, represents the period November 2005 (Commencement of Investments) through December 2005.
(h) For Series II policies, represents the period December 2005 (Commencement of Investments).
(i) For Series III policies, represents the period December 2005 (Commencement of Investments).
(j) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(k) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(l) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(m) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(n) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(o) For Series III policies, represents the period December 2006 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                             MAINSTAY VP
                                             HIGH YIELD          MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP          CORPORATE          ICAP SELECT          INCOME &          INTERNATIONAL
    FLOATING RATE--     GOVERNMENT--           BOND--             EQUITY--            GROWTH--            EQUITY--
     INITIAL CLASS      INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
    ---------------   -----------------   -----------------   -----------------   -----------------   -----------------
        2006(J)        2006      2005      2006      2005      2006      2005      2006     2005(E)    2006      2005
    -----------------------------------------------------------------------------------------------------------------
             --             9        18        29        28        (1)        4        --       --         84        30
             --           (79)      (10)     (282)       (8)      (23)       (2)       --       --        (92)     (101)
        -------       -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
             --           (70)        8      (253)       20       (24)        2        --       --         (8)      (71)
        =======       =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

             --             1        --         2         5        --         1        --       --         13        13
             --            (6)       --        --        --        (4)       --        --       --        (10)       (7)
        -------       -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
             --            (5)       --         2         5        (4)        1        --       --          3         6
        =======       =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

             33            21        13       259       178        --        17         4       76        875       260
             --            (1)       --        (3)       (2)       (4)       --        (9)      (1)       (11)       (8)
        -------       -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
             33            20        13       256       176        (4)       17        (5)      75        864       252
        =======       =======   =======   =======   =======   =======   =======   =======   =======   =======   =======


        MAINSTAY VP
         LARGE CAP
         GROWTH--
       INITIAL CLASS
     -----------------
      2006      2005
    ------------------------------------------------------------
          --        24
         (32)      (21)
     -------   -------
         (32)        3
     =======   =======
          --         1
          --        --
     -------   -------
          --         1
     =======   =======
           2         2
          (2)       --
     -------   -------
          --         2
     =======   =======

                                              A I M V.I.        A I M V.I.       ALGER AMERICAN      ALGER AMERICAN
       MAINSTAY VP         MAINSTAY VP        GLOBAL REAL      INTERNATIONAL        LEVERAGED             SMALL
     TOTAL RETURN--          VALUE--         ESTATE FUND--     GROWTH FUND--        ALLCAP--        CAPITALIZATION--
      INITIAL CLASS       INITIAL CLASS     SERIES I SHARES   SERIES I SHARES    CLASS O SHARES      CLASS O SHARES
    -----------------   -----------------   ---------------   ---------------   -----------------   -----------------
     2006      2005      2006      2005       2006(L)(N)          2006(L)        2006      2005      2006      2005
    -----------------------------------------------------------------------------------------------------------------
         92        50       162        46            --                --            --        --        --        --
         (7)       (4)       (3)     (211)           --                --            --        --        --       (23)
    -------   -------   -------   -------       -------           -------       -------   -------   -------   -------
         85        46       159      (165)           --                --            --        --        --       (23)
    =======   =======   =======   =======       =======           =======       =======   =======   =======   =======

         --        --        --         1             7                --            --        --        --        --
         --        --       (45)      (42)           --                --            --        --        --        (8)
    -------   -------   -------   -------       -------           -------       -------   -------   -------   -------
         --        --       (45)      (41)            7                --            --        --        --        (8)
    =======   =======   =======   =======       =======           =======       =======   =======   =======   =======

         --        --       928       141           445                 3             8         4       121        12
         --        --      (171)       --            --                --            --        (3)       (5)       (3)
    -------   -------   -------   -------       -------           -------       -------   -------   -------   -------
         --        --       757       141           445                 3             8         1       116         9
    =======   =======   =======   =======       =======           =======       =======   =======   =======   =======


         AMERICAN
       CENTURY(R) VP
          VALUE--
         CLASS II
     -----------------
      2006     2005(I)
    --------------------------------------------------------------------------------------
          --        --
          --        --
     -------   -------
          --        --
     =======   =======
          11         5
          --        --
     -------   -------
          11         5
     =======   =======
          17        10
          (6)       (3)
     -------   -------
          11         7
     =======   =======

--------------------------------------------------------------------------------


                              AMERICAN FUNDS                            CALVERT                                  DREYFUS IP
                              GROWTH-INCOME      BARON CAPITAL          SOCIAL                                   TECHNOLOGY
                                  FUND--           ASSETS--            BALANCED            DAVIS VALUE            GROWTH--
                              CLASS 2 SHARES   INSURANCE SHARES        PORTFOLIO            PORTFOLIO          INITIAL SHARES
                              --------------   -----------------   -----------------   --------------------   -----------------
                                 2006(O)        2006     2005(I)    2006      2005      2006     2005(H)(I)    2006      2005
                              -----------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................          --            --        --        --        64        --         --          --        --
Units redeemed..............          --            --        --        (1)      (64)       --         --          --        --
                                 -------       -------   -------   -------   -------   -------    -------     -------   -------
  Net increase (decrease)...          --            --        --        (1)       --        --         --          --        --
                                 =======       =======   =======   =======   =======   =======    =======     =======   =======

SERIES II POLICIES
Units issued................          --             7        --        --        --         5          8          --        --
Units redeemed..............          --            --        --        --        --        --         --          --        --
                                 -------       -------   -------   -------   -------   -------    -------     -------   -------
  Net increase (decrease)...          --             7        --        --        --         5          8          --        --
                                 =======       =======   =======   =======   =======   =======    =======     =======   =======

SERIES III POLICIES
Units issued................           1            55        13         8        49        16         12           5        26
Units redeemed..............          --            --        --       (82)      (10)       --         --          (2)       (7)
                                 -------       -------   -------   -------   -------   -------    -------     -------   -------
  Net increase (decrease)...           1            55        13       (74)       39        16         12           3        19
                                 =======       =======   =======   =======   =======   =======    =======     =======   =======


                              FIDELITY(R) VIP                                            FIDELITY(R) VIP
                               FREEDOM 2030      FIDELITY(R) VIP     FIDELITY(R) VIP       INVESTMENT        FIDELITY(R) VIP
                                PORTFOLIO--         GROWTH--           INDEX 500--        GRADE BOND--          MID-CAP--
                              INITIAL SHARES      INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                              ---------------   -----------------   -----------------   -----------------   -----------------
                                  2006(M)        2006      2005      2006      2005      2006      2005      2006      2005
                              ----------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................           --            --        --        --        --        --        --        --        --
Units redeemed..............           --            --        --        --        --        --        --        --        --
                                  -------       -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...           --            --        --        --        --        --        --        --        --
                                  =======       =======   =======   =======   =======   =======   =======   =======   =======

SERIES II POLICIES
Units issued................           --             4         5        20        26        38        28        22        10
Units redeemed..............           --           (29)       --        (1)      (12)       (2)      (11)       (3)       (7)
                                  -------       -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...           --           (25)        5        19        14        36        17        19         3
                                  =======       =======   =======   =======   =======   =======   =======   =======   =======

SERIES III POLICIES
Units issued................           21            59       183       704       885       112       104       408       364
Units redeemed..............           --          (174)       (4)      (36)      (20)       (4)       (2)      (14)       (8)
                                  -------       -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...           21          (115)      179       668       865       108       102       394       356
                                  =======       =======   =======   =======   =======   =======   =======   =======   =======

Not all investment divisions are available under all policies.

(a) For Series II policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(b) For Series III policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(c) For Series II policies, represents the period April 2005 (Commencement of Investments) through December 2005.
(d) For Series III policies, represents the period May 2005 (Commencement of Investments) through December 2005.
(e) For Series I policies, represents the period June 2005 (Commencement of Investments) through December 2005.
(f) For Series III policies, represents the period September 2005 (Commencement of Investments) through December 2005.
(g) For Series III policies, represents the period November 2005 (Commencement of Investments) through December 2005.
(h) For Series II policies, represents the period December 2005 (Commencement of Investments).
(i) For Series III policies, represents the period December 2005 (Commencement of Investments).
(j) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(k) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(l) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(m) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(n) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(o) For Series III policies, represents the period December 2006 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

       DREYFUS VIF       DREYFUS VIF            DWS                                                   FIDELITY(R) VIP
       DEVELOPING          EMERGING          SMALL CAP        FIDELITY(R) VIP     FIDELITY(R) VIP      FREEDOM 2010
        LEADERS--         LEADERS--         INDEX VIP--       CONTRAFUND(R)--     EQUITY-INCOME--       PORTFOLIO--
     INITIAL SHARES     INITIAL SHARES    CLASS A SHARES       INITIAL CLASS       INITIAL CLASS      INITIAL SHARES
    -----------------   --------------   -----------------   -----------------   -----------------   -----------------
     2006      2005        2006(K)        2006      2005      2006      2005      2006      2005      2006     2005(I)
    -----------------------------------------------------------------------------------------------------------------
         --        --           --            --        --        --         3        19        21        --        --
         --        --           --            --        --       (17)       (3)     (180)       (5)       --        --
    -------   -------      -------       -------   -------   -------   -------   -------   -------   -------   -------
         --        --           --            --        --       (17)       --      (161)       16        --        --
    =======   =======      =======       =======   =======   =======   =======   =======   =======   =======   =======

          4         6           --             1         9        14        32        --         1        --        --
        (26)       --           --            (9)       --       (71)      (22)       (4)       --        --        --
    -------   -------      -------       -------   -------   -------   -------   -------   -------   -------   -------
        (22)        6           --            (8)        9       (57)       10        (4)        1        --        --
    =======   =======      =======       =======   =======   =======   =======   =======   =======   =======   =======

          3         6            2         1,057       251       554       244       214       158        --        22
         (7)       (1)          --            (7)       (4)      (17)       (5)      (11)       (7)       (6)       --
    -------   -------      -------       -------   -------   -------   -------   -------   -------   -------   -------
         (4)        5            2         1,050       247       537       239       203       151        (6)       22
    =======   =======      =======       =======   =======   =======   =======   =======   =======   =======   =======


      FIDELITY(R) VIP
       FREEDOM 2020
        PORTFOLIO--
      INITIAL SHARES
     -----------------
      2006     2005(I)
    ----------------------------------------------------------------------------------------------------------------
          --        --
          --        --
     -------   -------
          --        --
     =======   =======
          --        --
          --        --
     -------   -------
          --        --
     =======   =======
           8         8
          --        --
     -------   -------
           8         8
     =======   =======

                                                                                       JANUS ASPEN         JANUS ASPEN
                                               JANUS ASPEN                               SERIES              SERIES
                         FIDELITY(R) VIP         SERIES            JANUS ASPEN           MID CAP            WORLDWIDE
     FIDELITY(R) VIP          VALUE            BALANCED--        SERIES FORTY--         GROWTH--            GROWTH--
       OVERSEAS--         STRATEGIES--        INSTITUTIONAL       INSTITUTIONAL       INSTITUTIONAL       INSTITUTIONAL
      INITIAL CLASS      SERVICE CLASS 2         SHARES              SHARES              SHARES              SHARES
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
     2006      2005      2006      2005      2006      2005      2006     2005(F)    2006      2005      2006      2005
    -----------------------------------------------------------------------------------------------------------------
         --        --        --        --        18        21        --        --        --        --         5         5
         --        --        --        --      (201)      (57)       --        --        --        --        (9)      (28)
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
         --        --        --        --      (183)      (36)       --        --        --        --        (4)      (23)
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

         --        11        --        --        24        19        --        --        --        --         3         3
        (11)       --        --        --        (2)       (9)       --        --        --        --       (12)       --
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
        (11)       11        --        --        22        10        --        --        --        --        (9)        3
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

        637       268         8         9        54        38       337        30       101       214        11        32
        (14)       (3)       (1)       --       (12)       (3)       (3)       --        (7)       (2)       (6)       (1)
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
        623       265         7         9        42        35       334        30        94       212         5        31
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======


          LAZARD
        RETIREMENT
       INTERNATIONAL
     EQUITY PORTFOLIO
     -----------------
      2006     2005(B)
    -----------------------------------------------------------------------------------------------------------------   ------------
-----
          --        --
          --        --
     -------   -------
          --        --
     =======   =======
          --        --
          --        --
     -------   -------
          --        --
     =======   =======
         173         2
          (3)       --
     -------   -------
         170         2
     =======   =======

--------------------------------------------------------------------------------


                                 LORD ABBETT           MFS(R)              MFS(R)                              MORGAN STANLEY
                                SERIES FUND--      INVESTORS TRUST      NEW DISCOVERY     MFS(R) UTILITIES      UIF EMERGING
                                MID-CAP VALUE         SERIES--            SERIES--            SERIES--         MARKETS DEBT--
                                  PORTFOLIO         INITIAL CLASS       INITIAL CLASS       INITIAL CLASS          CLASS I
                              -----------------   -----------------   -----------------   -----------------   -----------------
                               2006      2005      2006      2005      2006      2005      2006     2005(D)    2006     2005(C)
                              ------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................       --        --        --        --        --        --        --       --         --        --
Units redeemed..............       --        --        --        --        --        --        --       --         --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       --        --        --        --        --        --        --       --         --        --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES II POLICIES
Units issued................        2         1        (1)       --        --        --        --        1          3         6
Units redeemed..............      (61)       (2)       --        --        --        --        (1)      --         --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...      (59)       (1)       (1)       --        --        --        (1)       1          3         6
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES III POLICIES
Units issued................      302       280        --        --        15        25        40        1         13         1
Units redeemed..............     (100)      (69)       --        --       (71)       --        --       --         --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...      202       211        --        --       (56)       25        40        1         13         1
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

                                    ROYCE
                                  SMALL-CAP          SCUDDER VIT        T. ROWE PRICE
                                 PORTFOLIO--       EAFE(R) EQUITY         BLUE CHIP         T. ROWE PRICE       T. ROWE PRICE
                                 INVESTMENT         INDEX FUND--           GROWTH           EQUITY INCOME         INDEX 500
                                    CLASS          CLASS A SHARES         PORTFOLIO           PORTFOLIO           PORTFOLIO
                              -----------------   -----------------   -----------------   -----------------   -----------------
                               2006     2005(G)    2006      2005      2006      2005      2006      2005      2006      2005
                              ------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................       --       --         --        --        --        --         9        32        --        --
Units redeemed..............       --       --         --        --        --        --        (3)      (29)       --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       --       --         --        --        --        --         6         3        --        --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES II POLICIES
Units issued................       --       --         --        --         4         3        21        45        --        --
Units redeemed..............       --       --         --        --       (14)       (1)     (115)       (8)       --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       --       --         --        --       (10)        2       (94)       37        --        --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES III POLICIES
Units issued................      115       18         --        --       161       299       308       413        27         2
Units redeemed..............       (1)      --         --        --      (288)      (16)     (101)      (11)       (1)       --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...      114       18         --        --      (127)      283       207       402        26         2
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======


                                T. ROWE PRICE
                                INTERNATIONAL
                                    STOCK
                                  PORTFOLIO
                              -----------------
                               2006      2005
                              ------------------------------------------------------------------------------------        ----------
-------
SERIES I POLICIES
Units issued................       --        --
Units redeemed..............       --        --
                              -------   -------
  Net increase (decrease)...       --        --
                              =======   =======
SERIES II POLICIES
Units issued................        9        11
Units redeemed..............       (6)       --
                              -------   -------
  Net increase (decrease)...        3        11
                              =======   =======
SERIES III POLICIES
Units issued................       57        10
Units redeemed..............      (28)       (3)
                              -------   -------
  Net increase (decrease)...       29         7
                              =======   =======

Not all investment divisions are available under all policies.

(a) For Series II policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(b) For Series III policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(c) For Series II policies, represents the period April 2005 (Commencement of Investments) through December 2005.
(d) For Series III policies, represents the period May 2005 (Commencement of Investments) through December 2005.
(e) For Series I policies, represents the period June 2005 (Commencement of Investments) through December 2005.
(f) For Series III policies, represents the period September 2005 (Commencement of Investments) through December 2005.
(g) For Series III policies, represents the period November 2005 (Commencement of Investments) through December 2005.
(h) For Series II policies, represents the period December 2005 (Commencement of Investments).
(i) For Series III policies, represents the period December 2005 (Commencement of Investments).
(j) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(k) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(l) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(m) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(n) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(o) For Series III policies, represents the period December 2006 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

     MORGAN STANLEY      MORGAN STANLEY         PIMCO LOW          PIMCO REAL          PIMCO TOTAL        PIMCO U.S.
      UIF EMERGING          UIF U.S.           DURATION--           RETURN--            RETURN--         GOVERNMENT--
    MARKETS EQUITY--      REAL ESTATE--      ADMINISTRATIVE      ADMINISTRATIVE      ADMINISTRATIVE     ADMINISTRATIVE
         CLASS I             CLASS I          CLASS SHARES        CLASS SHARES        CLASS SHARES       CLASS SHARES
    -----------------   -----------------   -----------------   -----------------   -----------------   --------------
     2006     2005(A)    2006      2005      2006      2005      2006      2005      2006     2005(A)      2006(L)
    -----------------------------------------------------------------------------------------------------------------
         --       17         --        --        --        --        --        --        --       --             --
         --      (17)        --        --        --        --        --        --        --       --             --
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------       -------
         --       --         --        --        --        --        --        --        --       --             --
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======       =======

         --        7          2         2        --         8         1         5         1       21             --
         (2)      --        (18)      (28)      (23)       --        (5)       --       (15)      --             --
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------       -------
         (2)       7        (16)      (26)      (23)        8        (4)        5       (14)      21             --
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======       =======

         70       55        104       105        20         1       134       119       532      510             54
         (2)      (2)       (31)       --        (1)       --        (3)       (2)      (17)     (12)            --
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------       -------
         68       53         73       105        19         1       131       117       515      498             54
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======       =======

           ROYCE
         MICRO-CAP
        PORTFOLIO--
        INVESTMENT
           CLASS
     -----------------
      2006      2005
    -----------------------------------------------------------------------------------------------------------------   ------------
-----
          --        --
          --        --
     -------   -------
          --        --
     =======   =======
          14         5
          --        --
     -------   -------
          14         5
     =======   =======
          72        34
          (8)       (1)
     -------   -------
          64        33
     =======   =======


                                                                                          VAN ECK WORLDWIDE
    T. ROWE PRICE LIMITED-        T. ROWE PRICE NEW         T. ROWE PRICE PERSONAL        ABSOLUTE RETURN--
      TERM BOND PORTFOLIO     AMERICA GROWTH PORTFOLIO    STRATEGY BALANCE PORTFOLIO    INITIAL CLASS SHARES
    -----------------------   -------------------------   ---------------------------   ---------------------
       2006         2005         2006          2005           2006         2005(A)        2006        2005
    ---------------------------------------------------------------------------------------------------------
          --           --            --            --             --             --           --          --
          --           --            --            --             --             --           --          --
     -------      -------       -------       -------        -------        -------      -------     -------
          --           --            --            --             --             --           --          --
     =======      =======       =======       =======        =======        =======      =======     =======

           2            3            17             7             --             --           --          --
          (2)         (13)           --            --             --             --           --          --
     -------      -------       -------       -------        -------        -------      -------     -------
          --          (10)           17             7             --             --           --          --
     =======      =======       =======       =======        =======        =======      =======     =======

          52           27            52            38            839            202           15           7
          (2)          (1)           (7)           (1)           (12)            (7)          --          --
     -------      -------       -------       -------        -------        -------      -------     -------
          50           26            45            37            827            195           15           7
     =======      =======       =======       =======        =======        =======      =======     =======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

    The following table presents financial highlights for each Investment Division as of December 31, 2006, 2005, 2004, 2003 and 2002:


                                                                MAINSTAY VP
                                                                   BOND--
                                                               INITIAL CLASS
                                            ----------------------------------------------------
                                              2006       2005       2004       2003       2002
                                            ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $  1,080   $  6,193   $  4,973   $  3,967   $  3,330
Units Outstanding.........................        71        423        345        284        248
Variable Accumulation Unit Value..........  $  15.19   $  14.63   $  14.41   $  13.95   $  13.44
Total Return..............................      3.8%       1.5%       3.4%       3.8%       8.7%
Investment Income Ratio...................      0.3%       3.5%       3.8%       4.2%       4.5%

SERIES II POLICIES (b)
Net Assets................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................        --         --         --         --         --
Variable Accumulation Unit Value..........  $     --   $     --   $     --   $     --   $     --
Total Return..............................        --         --         --         --         --
Investment Income Ratio...................        --         --         --         --         --

SERIES III POLICIES (c)
Net Assets................................  $  1,177   $  1,441   $  1,163   $     --   $     --
Units Outstanding.........................       107        137        113         --         --
Variable Accumulation Unit Value..........  $  10.98   $  10.50   $  10.27   $     --   $     --
Total Return..............................      4.5%       2.2%       2.7%         --         --
Investment Income Ratio...................      1.1%       2.8%       6.0%         --         --


                                                                MAINSTAY VP
                                                               COMMON STOCK--
                                                               INITIAL CLASS
                                            ----------------------------------------------------
                                              2006       2005       2004       2003       2002
                                            ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $    587   $    527   $  3,826   $ 30,953   $ 24,273
Units Outstanding.........................        41         42        329      2,932      2,885
Variable Accumulation Unit Value..........  $  14.38   $  12.43   $  11.63   $  10.56   $   8.41
Total Return..............................     15.7%       6.9%      10.1%      25.5%     (24.8%)
Investment Income Ratio...................      0.6%       0.2%       0.2%       1.1%       0.9%

SERIES II POLICIES (b)
Net Assets................................  $103,462   $ 89,437   $ 83,745   $    228   $    120
Units Outstanding.........................     6,184      6,212      6,248         19         12
Variable Accumulation Unit Value..........  $  16.73   $  14.40   $  13.40   $  12.12   $   9.61
Total Return..............................     16.2%       7.4%      10.6%      26.1%      (3.9%)
Investment Income Ratio...................      0.6%       1.0%       9.1%       1.2%       7.3%

SERIES III POLICIES (c)
Net Assets................................  $    157   $     22   $      8   $     --   $     --
Units Outstanding.........................        11          2          1         --         --
Variable Accumulation Unit Value..........  $  13.59   $  11.67   $  10.83   $     --   $     --
Total Return..............................     16.5%       7.7%       8.4%         --         --
Investment Income Ratio...................      1.1%       1.0%      14.2%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                      MAINSTAY VP                                              MAINSTAY VP
                 CAPITAL APPRECIATION--                                            CASH
                     INITIAL CLASS                                              MANAGEMENT
--------------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------
    $  8,194   $  7,135   $  1,234   $ 21,393   $ 17,231   $ 16,157   $    151   $    119   $    166   $    155
         814        735        137      2,453      2,492     12,920        125        101        141        132
    $  10.07   $   9.71   $   9.02   $   8.72   $   6.92   $   1.25   $   1.20   $   1.18   $   1.18   $   1.18
        3.7%       7.7%       3.4%      26.1%     (31.3%)      3.9%       2.2%       0.1%         --       0.9%
        0.4%         --         --       0.2%       0.1%       4.8%       2.9%       0.8%       0.7%       1.3%

    $     --   $     --   $     --   $     --   $     15   $    511   $  1,778   $  1,591   $  8,361   $  4,116
          --         --         --         --          2        468      1,701      1,563      8,265      4,085
    $     --   $     --   $     --   $  11.21   $   9.56   $   1.09   $   1.05   $   1.02   $   1.01   $   1.01
          --         --         --      17.2%      (4.4%)      4.3%       2.7%       0.6%       0.4%       1.0%
          --         --         --         --       1.0%       4.5%       3.0%       2.1%       0.7%       1.3%

    $ 14,688   $ 11,758   $  7,441   $     --   $     --   $ 39,142   $ 32,538   $ 13,693   $     --   $     --
       1,250      1,045        717         --         --     36,094     31,375     13,601         --         --
    $  11.75   $  11.25   $  10.38   $     --   $     --   $   1.08   $   1.04   $   1.01   $     --   $     --
        4.4%       8.4%       3.8%         --         --       4.6%       3.0%       0.7%         --         --
        0.4%         --       1.5%         --         --       4.7%       1.1%       0.6%         --         --


                        MAINSTAY VP                          MAINSTAY VP                         MAINSTAY VP
                       CONVERTIBLE--                       FLOATING RATE--                       GOVERNMENT--
                       INITIAL CLASS                        INITIAL CLASS                       INITIAL CLASS
    ----------------------------------------------------   ---------------   ----------------------------------------------------
      2006       2005       2004       2003       2002          2006           2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
    $      1   $      1   $     --   $     --   $     --      $     --       $     31   $  1,020   $    898   $    767   $    650
          --         --         --         --         --            --              2         72         64         56         48
    $  12.32   $  11.23   $  10.63   $  10.09   $     --      $     --       $  14.69   $  14.22   $  13.99   $  13.63   $  13.47
        9.6%       5.7%       5.4%       7.6%         --            --           3.3%       1.7%       2.6%       1.2%       9.1%
        2.5%         --       2.5%      25.8%         --            --             --       3.1%       4.2%       4.7%       3.0%

    $    313   $    226   $    229   $    178   $      1      $     --       $     --   $     56   $     49   $     53   $     27
          21         17         18         15         --            --             --          5          5          5          3
    $  14.85   $  13.48   $  12.68   $  11.98   $   9.82      $     --       $  11.14   $  10.96   $  10.74   $  10.42   $  10.25
       10.1%       6.3%       5.8%      21.9%      (1.8%)           --           1.6%       2.1%       3.1%       1.6%       2.5%
        2.7%       1.5%       5.9%      20.5%      32.0%            --             --       3.3%       9.7%       5.3%      15.2%

    $    116   $    292   $     --   $     --   $     --      $    344       $    433   $    197   $     57   $     --   $     --
           9         26         --         --         --            33             39         19          6         --         --
    $  12.52   $  11.34   $  10.42   $     --   $     --      $  10.55       $  11.05   $  10.62   $  10.37   $     --   $     --
       10.4%       8.9%       4.2%         --         --          5.5%           4.1%       2.4%       3.7%         --         --
        0.9%       1.4%         --         --         --          6.2%           1.4%       3.4%      16.1%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                   MAINSTAY VP
                                                                    HIGH YIELD
                                                                 CORPORATE BOND--
                                                                  INITIAL CLASS
                                               ----------------------------------------------------
                                                 2006       2005       2004       2003       2002
                                               ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................................  $    157   $  4,349   $  3,917   $  3,188   $  2,027
Units Outstanding............................         8        261        241        219        189
Variable Accumulation Unit Value.............  $  18.51   $  16.64   $  16.27   $  14.54   $  10.73
Total Return.................................     11.2%       2.2%      11.9%      35.4%       1.3%
Investment Income Ratio......................      0.1%       6.0%       7.1%       7.5%      11.3%

SERIES II POLICIES (b)
Net Assets...................................  $    194   $    131   $     58   $     68   $     42
Units Outstanding............................        11          9          4          5          4
Variable Accumulation Unit Value.............  $  16.91   $  15.13   $  14.73   $  13.10   $   9.63
Total Return.................................     11.8%       2.7%      12.4%      36.0%      (3.7%)
Investment Income Ratio......................      2.5%       7.7%      13.5%       7.8%      48.0%

SERIES III POLICIES (c)
Net Assets...................................  $  5,915   $  2,391   $    391   $     --   $     --
Units Outstanding............................       468        212         36         --         --
Variable Accumulation Unit Value.............  $  12.63   $  11.27   $  10.95   $     --   $     --
Total Return.................................     12.0%       2.9%       9.5%         --         --
Investment Income Ratio......................      2.7%       6.2%      24.4%         --         --


                                                                   MAINSTAY VP
                                                              INTERNATIONAL EQUITY--
                                                                  INITIAL CLASS
                                               ----------------------------------------------------
                                                 2006       2005       2004       2003       2002
                                               ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................................  $ 67,923   $ 52,190   $ 49,629   $ 16,086   $ 12,713
Units Outstanding............................     3,618      3,626      3,697      1,396      1,425
Variable Accumulation Unit Value.............  $  18.77   $  14.40   $  13.42   $  11.52   $   8.92
Total Return.................................     30.4%       7.2%      16.5%      29.1%      (5.1%)
Investment Income Ratio......................      0.3%       1.7%       1.8%       1.9%       1.4%

SERIES II POLICIES (b)
Net Assets...................................  $  1,377   $  1,004   $    846   $    310   $     55
Units Outstanding............................        66         63         57         24          6
Variable Accumulation Unit Value.............  $  21.00   $  16.03   $  14.88   $  12.71   $   9.80
Total Return.................................     31.0%       7.7%      17.1%      29.7%      (2.0%)
Investment Income Ratio......................      0.4%       1.5%       4.2%       5.3%      16.3%

SERIES III POLICIES (c)
Net Assets...................................  $ 23,036   $  6,744   $  3,331   $     --   $     --
Units Outstanding............................     1,404        540        288         --         --
Variable Accumulation Unit Value.............  $  16.41   $  12.50   $  11.57   $     --   $     --
Total Return.................................     31.3%       8.0%      15.7%         --         --
Investment Income Ratio......................      0.5%       1.8%       3.0%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                        MAINSTAY VP
                            ICAP                                               MAINSTAY VP
                      SELECT EQUITY--                                       INCOME & GROWTH--
                       INITIAL CLASS                                          INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------
    $    176   $    430   $    396   $    353   $    258   $      1   $      1   $     --   $     --   $     --
          12         36         34         34         31         --         --         --         --         --
    $  14.26   $  12.04   $  11.49   $  10.39   $   8.18   $  12.06   $  10.39   $     --   $     --   $     --
       18.5%       4.7%      10.6%      27.1%     (23.4%)     16.1%       3.9%         --         --         --
        0.2%       1.0%       1.0%       0.8%       0.6%       0.7%       3.0%         --         --         --

    $     --   $     56   $     47   $     36   $     27   $     --   $      5   $      4   $      4   $      2
          --          4          3          3          3         --         --         --         --         --
    $  16.30   $  14.98   $  14.24   $  12.82   $  10.04   $  12.46   $  12.48   $  11.95   $  10.63   $   8.28
        8.8%       5.2%      11.1%      27.6%       0.4%      (0.1%)      4.4%      12.4%      28.4%     (17.2%)
          --       1.0%       2.9%       0.8%       3.6%         --       1.2%       4.8%       1.9%       1.9%

    $      5   $    218   $     20   $     --   $     --   $     22   $    932   $     49   $     --   $     --
          15         19          2         --         --         74         79          4         --         --
    $  13.54   $  11.35   $  10.76   $     --   $     --   $  13.80   $  11.81   $  11.28   $     --   $     --
       19.3%       5.4%       7.6%         --         --      16.9%       4.7%      12.8%         --         --
        0.3%       1.8%       1.5%         --         --       0.6%       3.0%       4.2%         --         --


                        MAINSTAY VP                                            MAINSTAY VP
                     LARGE CAP GROWTH--                                       MID CAP CORE--
                       INITIAL CLASS                                          INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------
    $     97   $    281   $    254   $    252   $    178   $     --   $     --   $     --   $     --   $     --
          15         47         44         42         38         --         --         --         --         --
    $   6.39   $   6.00   $   5.79   $   5.97   $   4.69   $     --   $     --   $     --   $     --   $     --
        6.5%       3.6%      (3.0%)     27.2%     (28.7%)        --         --         --         --         --
        0.1%         --       0.2%       0.2%       0.1%         --         --         --         --         --

    $     67   $     63   $     48   $    158   $     68   $ 46,294   $ 40,564   $ 35,255   $     45   $     16
           6          6          5         16          9      2,176      2,186      2,196          3          2
    $  10.94   $  10.22   $   9.82   $  10.08   $   7.89   $  21.28   $  18.56   $  16.06   $  13.17   $   9.74
        7.0%       4.1%      (2.6%)     27.7%     (21.1%)     14.7%      15.6%      21.9%      35.2%      (2.6%)
        0.1%         --       0.2%       0.2%       0.4%         --       0.6%       3.2%       0.6%       2.7%

    $     28   $     31   $     14   $     --   $     --   $ 21,564   $  2,931   $  2,792   $     --   $     --
           3          3          1         --         --      1,372        214        237         --         --
    $  10.98   $  10.24   $   9.81   $     --   $     --   $  15.71   $  13.67   $  11.80   $     --   $     --
        7.2%       4.3%      (1.9%)        --         --      15.0%      15.9%      18.0%         --         --
        0.1%         --       0.9%         --         --         --       0.5%       0.5%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                              MAINSTAY VP                      MAINSTAY VP
                                                                MID CAP                          MID CAP
                                                                GROWTH--                         VALUE--
                                                             INITIAL CLASS                    INITIAL CLASS
                                                     ------------------------------   ------------------------------
                                                       2006       2005       2004       2006       2005       2004
                                                     ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................  $     --   $     --   $     --   $ 64,974   $ 57,377   $ 54,668
Units Outstanding..................................        --         --         --      4,793      4,815      4,837
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $  13.56   $  11.92   $  11.30
Total Return.......................................        --         --         --      13.8%       5.4%      13.0%
Investment Income Ratio............................        --         --         --       0.1%       0.8%       5.3%

SERIES III POLICIES (c)
Net Assets.........................................  $  9,851   $    466   $    144   $    221   $    182   $     12
Units Outstanding..................................       663         34         12         17         16          1
Variable Accumulation Unit Value...................  $  14.85   $  13.60   $  11.61   $  12.78   $  11.21   $  10.60
Total Return.......................................      9.2%      17.1%      16.1%      14.0%       5.7%       6.0%
Investment Income Ratio............................        --         --         --       0.1%       2.0%       9.6%


                                                                        MAINSTAY VP
                                                                       TOTAL RETURN--
                                                                       INITIAL CLASS
                                                     --------------------------------------------------
                                                       2006       2005       2004      2003      2002
                                                     --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $  2,941   $  1,891   $  1,361   $ 1,256   $   797
Units Outstanding..................................       281        196        150       146       110
Variable Accumulation Unit Value...................  $  10.47   $   9.63   $   9.10   $  8.62   $  7.25
Total Return.......................................      8.7%       5.8%       5.6%     18.8%    (17.1%)
Investment Income Ratio............................      0.9%       1.8%       1.8%      1.9%      2.6%

SERIES II POLICIES (b)
Net Assets.........................................  $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................        --         --         --        --        --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $    --   $    --
Total Return.......................................        --         --         --        --        --
Investment Income Ratio............................        --         --         --        --        --

SERIES III POLICIES (c)
Net Assets.........................................  $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................        --         --         --        --        --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $    --   $    --
Total Return.......................................        --         --         --        --        --
Investment Income Ratio............................        --         --         --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                        MAINSTAY VP                                 MAINSTAY VP
                      S&P 500 INDEX--                            SMALL CAP GROWTH--
                       INITIAL CLASS                               INITIAL CLASS
    ----------------------------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004
-----------------------------------------------------------------------------------------
    $131,923   $119,908   $118,599   $ 93,168   $ 74,054   $     --   $     --   $     --
       9,685     10,091     10,385      8,951      9,057         --         --         --
    $  13.62   $  11.88   $  11.42   $  10.41   $   8.18   $     --   $     --   $     --
       14.6%       4.1%       9.7%      27.3%     (22.8%)        --         --         --
        0.5%       1.2%       1.8%       1.4%       1.3%         --         --         --

    $    534   $    319   $    297   $    255   $     33   $     --   $     --   $     --
          39         26         26         24          4         --         --         --
    $  13.85   $  12.02   $  11.50   $  10.44   $   8.16   $     --   $     --   $     --
       15.1%       4.5%      10.2%      27.9%     (18.4%)        --         --         --
        0.7%       1.2%       4.5%       4.3%       9.9%         --         --         --

    $ 22,492   $ 15,506   $ 12,742   $     --   $     --   $  4,597   $     34   $      6
       1,716      1,366      1,176         --         --        398          3          1
    $  13.10   $  11.35   $  10.83   $     --   $     --   $  11.56   $  10.87   $  10.45
       15.4%       4.8%       8.3%         --         --       6.3%       4.1%       4.5%
        0.7%       1.2%       4.9%         --         --         --         --         --

                                                              AIM V.I.          AIM V.I.
                      MAINSTAY VP                            GLOBAL REAL      INTERNATIONAL
                        VALUE--                             ESTATE FUND--     GROWTH FUND--
                     INITIAL CLASS                         SERIES I SHARES   SERIES I SHARES
--------------------------------------------------------   ---------------   ---------------
      2006       2005       2004       2003       2002          2006              2006
    ----------------------------------------------------------------------------------------
    $  3,500   $  1,143   $  2,868   $      2   $      1      $     --           $     --
         259        100        265         --         --            --                 --
    $  13.49   $  11.43   $  10.83   $   9.80   $   7.75      $     --           $     --
       18.1%       5.5%      10.5%      26.5%     (21.6%)           --                 --
        0.6%       0.6%       1.9%       2.4%       2.0%            --                 --

    $157,522   $133,533   $126,588   $     59   $     40      $     75           $     --
       8,652      8,697      8,738          5          4             7                 --
    $  18.21   $  15.35   $  14.49   $  13.05   $  10.27      $  11.06           $     --
       18.6%       6.0%      11.0%      27.1%       2.7%         10.6%                 --
        0.4%       1.2%       7.4%       1.6%       9.6%          8.0%                 --

    $ 12,123   $  2,161   $    620   $     --   $     --      $  5,505           $     30
         960        203         62         --         --           445                  3
    $  12.63   $  10.62   $  10.00   $     --   $     --      $  12.38           $  11.77
       18.9%       6.2%         --         --         --         23.8%              16.7%
        0.5%       1.5%         --         --         --          4.0%               2.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                             ALGER AMERICAN
                                                           LEVERAGED ALLCAP--
                                                             CLASS O SHARES
                                                     ------------------------------
                                                       2006       2005       2004
                                                     ------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $     --   $     --   $     --
Units Outstanding..................................        --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --
Total Return.......................................        --         --         --
Investment Income Ratio............................        --         --         --

SERIES II POLICIES (b)
Net Assets.........................................  $     --   $     --   $     --
Units Outstanding..................................        --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --
Total Return.......................................        --         --         --
Investment Income Ratio............................        --         --         --

SERIES III POLICIES (c)
Net Assets.........................................  $    144   $     27   $     13
Units Outstanding..................................        10          2          1
Variable Accumulation Unit Value...................  $  14.22   $  11.92   $  10.42
Total Return.......................................     19.3%      14.4%       4.2%
Investment Income Ratio............................        --         --         --

                                                                               BARON CAPITAL
                                                       AMERICAN FUNDS            ASSETS--
                                                    GROWTH--INCOME FUND--        INSURANCE
                                                       CLASS 2 SHARES             SHARES
                                                    ---------------------   -------------------
                                                            2006              2006       2005
                                                    -------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................        $    --          $     --   $     --
Units Outstanding..................................             --                --         --
Variable Accumulation Unit Value...................        $    --          $     --   $     --
Total Return.......................................             --                --         --
Investment Income Ratio............................             --                --         --

SERIES II POLICIES (b)
Net Assets.........................................        $    --          $     71   $     --
Units Outstanding..................................             --                 7         --
Variable Accumulation Unit Value...................        $    --          $  10.53   $     --
Total Return.......................................             --              5.3%         --
Investment Income Ratio............................             --                --         --

SERIES III POLICIES (c)
Net Assets.........................................        $     5          $    788   $    128
Units Outstanding..................................              1                68         13
Variable Accumulation Unit Value...................        $  9.96          $  11.59   $  10.04
Total Return.......................................          (0.4%)            15.5%       0.4%
Investment Income Ratio............................             --                --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                       ALGER AMERICAN                        AMERICAN CENTURY(R) VP
                   SMALL CAPITALIZATION--                            VALUE--
                       CLASS O SHARES                               CLASS II
    ----------------------------------------------------   ---------------------------
      2006       2005       2004       2003       2002      2006      2005      2004
    ----------------------------------------------------------------------------------
    $     24   $     19   $    230   $    199   $     98   $    --   $    --   $    --
           2          2         25         25         17        --        --        --
    $  12.79   $  10.73   $   9.24   $   7.99   $   5.65   $    --   $    --   $    --
       19.2%      16.1%      15.8%      41.4%     (26.7%)       --        --        --
          --         --         --         --         --        --        --        --

    $     --   $     --   $    115   $     72   $     --   $   349   $   173   $   112
          --         --          8          6         --        26        15        10
    $     --   $     --   $  14.26   $  12.27   $     --   $ 13.52   $ 11.44   $ 10.94
          --         --      16.3%      22.7%         --     18.2%      4.6%      9.4%
          --         --         --         --         --      1.1%      0.7%        --

    $  1,950   $    189   $     59   $     --   $     --   $   227   $    70   $    --
         131         15          6         --         --        18         7        --
    $  14.86   $  12.38   $  10.59   $     --   $     --   $ 12.34   $ 10.41   $    --
       20.1%      16.9%       5.9%         --         --     18.5%      4.1%        --
          --         --         --         --         --      0.6%      0.5%        --


                        CALVERT                                                        DREYFUS IP
                    SOCIAL BALANCED                      DAVIS VALUE               TECHNOLOGY GROWTH--
                       PORTFOLIO                          PORTFOLIO                  INITIAL SHARES
    -----------------------------------------------   -----------------   -------------------------------------
     2006      2005      2004      2003      2002      2006      2005      2006      2005      2004      2003
    -----------------------------------------------------------------------------------------------------------
    $    --   $     7   $     7   $    27   $    25   $    --   $    --   $    --   $    --   $    --   $    --
         --         1         1         2         3        --        --        --        --        --        --
    $ 12.64   $ 12.42   $ 11.84   $ 11.01   $  9.29   $    --   $    --   $    --   $    --   $    --   $    --
       1.8%      4.9%      7.5%     18.5%    (12.8%)       --        --        --        --        --        --
         --      0.0%      1.2%      2.1%      4.7%        --        --        --        --        --        --

    $    --   $    --   $    --   $    --   $    --   $   143   $    82   $    --   $    --   $    --   $     1
         --        --        --        --        --        13         8        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $ 11.31   $  9.86   $  9.86   $    --   $  9.79   $  9.90
         --        --        --        --        --     14.7%     (1.4%)     0.7%        --     (1.1%)    (1.0%)
         --        --        --        --        --      0.6%     43.1%        --        --        --        --

    $    22   $   865   $   402   $    --   $    --   $   315   $   118   $   376   $   336   $   133   $    --
          2        76        37        --        --        28        12        36        33        14        --
    $ 12.38   $ 11.38   $ 10.77   $    --   $    --   $ 11.34   $  9.86   $ 10.50   $ 10.07   $  9.70   $    --
       8.8%      5.7%      7.7%        --        --     15.0%     (1.4%)     4.3%      3.8%     (3.0%)       --
       0.3%      1.5%      6.4%        --        --      1.1%        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                DREYFUS VIF                         DREYFUS VIF
                                                                 DEVELOPING                           EMERGING
                                                                 LEADERS--                           LEADERS--
                                                               INITIAL SHARES                      INITIAL SHARES
                                            ----------------------------------------------------   --------------
                                              2006       2005       2004       2003       2002          2006
                                            ---------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $     --   $     --   $     --   $     --   $     --      $     --
Units Outstanding.........................        --         --         --         --         --            --
Variable Accumulation Unit Value..........  $     --   $     --   $     --   $     --   $     --      $     --
Total Return..............................        --         --         --         --         --            --
Investment Income Ratio...................        --         --         --         --         --            --

SERIES II POLICIES (b)
Net Assets................................  $     --   $    256   $    178   $    198   $     34      $     --
Units Outstanding.........................        --         22         16         20          4            --
Variable Accumulation Unit Value..........  $  10.90   $  11.66   $  11.05   $   9.95   $   7.57      $     --
Total Return..............................     (6.5%)      5.5%      11.1%      31.4%     (24.3%)           --
Investment Income Ratio...................      0.6%         --       0.3%         --       0.1%            --

SERIES III POLICIES (c)
Net Assets................................  $     35   $     75   $     22   $     --   $     --      $     18
Units Outstanding.........................         3          7          2         --         --             2
Variable Accumulation Unit Value..........  $  11.30   $  10.89   $  10.29   $     --   $     --      $  10.81
Total Return..............................      3.7%       5.8%       2.9%         --         --          8.1%
Investment Income Ratio...................      0.5%         --       0.5%         --         --            --


                                                              FIDELITY(R) VIP
                                                              EQUITY-INCOME--
                                                               INITIAL CLASS
                                            ----------------------------------------------------
                                              2006       2005       2004       2003       2002
                                            ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $     60   $  2,172   $  1,873   $  1,518   $    947
Units Outstanding.........................         4        165        149        134        108
Variable Accumulation Unit Value..........  $  15.74   $  13.18   $  12.54   $  11.32   $   8.75
Total Return..............................     19.4%       5.1%      10.8%      29.4%     (17.5%)
Investment Income Ratio...................      2.5%       1.6%       1.6%       1.4%       1.8%

SERIES II POLICIES (b)
Net Assets................................  $     --   $     58   $     49   $     38   $     43
Units Outstanding.........................        --          4          3          3          4
Variable Accumulation Unit Value..........  $  16.97   $  15.69   $  14.86   $  13.35   $  10.27
Total Return..............................      8.2%       5.6%      11.3%      30.0%       2.7%
Investment Income Ratio...................      2.5%       1.4%       3.8%       1.9%         --

SERIES III POLICIES (c)
Net Assets................................  $  8,274   $  3,577   $  1,737   $     --   $     --
Units Outstanding.........................       514        311        160         --         --
Variable Accumulation Unit Value..........  $  13.77   $  11.46   $  10.82   $     --   $     --
Total Return..............................     20.2%       5.9%       8.2%         --         --
Investment Income Ratio...................      3.5%       0.8%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                     DWS
                  SMALL CAP                                 FIDELITY(R) VIP
                 INDEX VIP--                                CONTRAFUND(R)--
               CLASS A SHARES                                INITIAL CLASS
    -------------------------------------   -----------------------------------------------
     2006      2005      2004      2003      2006      2005      2004      2003      2002
    ---------------------------------------------------------------------------------------
    $    --   $    --   $    --   $    --   $   263   $   543   $   469   $   412   $   300
         --        --        --        --        13        30        30        31        27
    $    --   $    --   $    --   $    --   $ 19.88   $ 17.92   $ 15.44   $ 13.46   $ 10.55
         --        --        --        --     10.9%     16.1%     14.7%     27.6%    (10.0%)
         --        --        --        --      1.5%      0.3%      0.3%      0.5%      0.8%

    $   102   $   188   $    73   $     1   $ 1,227   $ 1,994   $ 1,573   $   839   $   152
          7        15         6        --        69       126       116        71        17
    $ 14.85   $ 12.67   $ 12.18   $ 10.37   $ 17.67   $ 15.86   $ 13.59   $ 11.80   $  9.21
      17.2%      4.0%     17.5%      3.7%     11.4%     16.6%     15.2%     28.1%     (7.9%)
       0.6%      0.7%      0.2%        --      1.2%      0.3%      0.7%      0.2%        --

    $24,980   $ 8,970   $ 5,823   $    --   $11,897   $ 3,687   $   514   $    --   $    --
      1,816       766       519        --       822       285        46        --        --
    $ 13.75   $ 11.70   $ 11.23   $    --   $ 14.47   $ 12.95   $ 11.08   $    --   $    --
      17.5%      4.3%     12.3%        --     11.7%     16.9%     10.8%        --        --
       0.4%      0.5%      0.1%        --      1.5%      0.1%        --        --        --

      FIDELITY(R) VIP       FIDELITY(R) VIP     FIDELITY(R) VIP
       FREEDOM 2010          FREEDOM 2020        FREEDOM 2030                       FIDELITY(R) VIP
        PORTFOLIO--           PORTFOLIO--         PORTFOLIO--                           GROWTH--
      INITIAL SHARES        INITIAL SHARES      INITIAL SHARES                       INITIAL CLASS
    -------------------   -------------------   ---------------   ----------------------------------------------------
      2006       2005       2006       2005          2006           2006       2005       2004       2003       2002
    ------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --       $     --      $     --   $     --   $     --   $     --   $     --
          --         --         --         --             --            --         --         --         --         --
    $     --   $     --   $     --   $     --       $     --      $     --   $     --   $     --   $     --   $     --
          --         --         --         --             --            --         --         --         --         --
          --         --         --         --             --            --         --         --         --         --

    $     --   $     --   $     --   $     --       $     --      $     71   $    339   $    270   $    208   $     15
          --         --         --         --             --             6         31         26         21          2
    $     --   $     --   $     --   $     --       $     --      $  11.67   $  10.95   $  10.38   $  10.07   $   7.60
          --         --         --         --             --          6.6%       5.5%       3.1%      32.5%     (24.0%)
          --         --         --         --             --          0.6%       0.4%       0.7%       0.1%         --

    $    180   $    221   $    177   $     83       $    230      $  2,568   $  3,613   $  1,636   $     --   $     --
          16         22         16          8             21           229        344        165         --         --
    $  11.01   $  10.02   $  11.19   $   9.99       $  11.04      $  11.21   $  10.49   $   9.92   $     --   $     --
        9.8%       0.2%      12.0%      (0.1%)         10.4%          6.9%       5.8%      (0.8%)        --         --
        1.8%         --       1.8%         --           4.1%          0.6%       0.3%         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                              FIDELITY(R) VIP
                                                                INDEX 500--
                                                               INITIAL CLASS
                                            ----------------------------------------------------
                                              2006       2005       2004       2003       2002
                                            ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................        --         --         --         --         --
Variable Accumulation Unit Value..........  $     --   $     --   $     --   $     --   $     --
Total Return..............................        --         --         --         --         --
Investment Income Ratio...................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets................................  $  1,519   $  1,050   $    816   $    394   $     53
Units Outstanding.........................        94         75         61         33          6
Variable Accumulation Unit Value..........  $  16.08   $  13.93   $  13.32   $  12.08   $   9.43
Total Return..............................     15.4%       4.6%      10.3%      28.1%      (5.7%)
Investment Income Ratio...................      1.3%       1.5%       2.8%       0.4%         --

SERIES III POLICIES (c)
Net Assets................................  $ 26,736   $ 15,576   $  5,552   $     --   $     --
Units Outstanding.........................     2,049      1,381        516         --         --
Variable Accumulation Unit Value..........  $  13.04   $  11.27   $  10.75   $     --   $     --
Total Return..............................     15.7%       4.8%       7.5%         --         --
Investment Income Ratio...................      1.3%       0.7%         --         --         --


                                                             FIDELITY(R) VIP
                                                                OVERSEAS--
                                                              INITIAL CLASS
                                           ----------------------------------------------------
                                             2006       2005       2004       2003       2002
                                           ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................ $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................       --         --         --         --         --
Variable Accumulation Unit Value.......... $     --   $     --   $     --   $     --   $     --
Total Return..............................       --         --         --         --         --
Investment Income Ratio...................       --         --         --         --         --

SERIES II POLICIES (b)
Net Assets................................ $     --   $    165   $     --   $     10   $      2
Units Outstanding.........................       --         11         --          1         --
Variable Accumulation Unit Value.......... $  15.82   $  14.53   $  14.40   $  13.23   $   9.25
Total Return..............................     8.9%       0.9%       8.9%      43.0%      (7.5%)
Investment Income Ratio...................     1.4%         --       3.2%       0.4%         --

SERIES III POLICIES (c)
Net Assets................................ $ 14,042   $  4,129   $    705   $     --   $     --
Units Outstanding.........................      955        332         67         --         --
Variable Accumulation Unit Value.......... $  14.70   $  12.45   $  10.46   $     --   $     --
Total Return..............................    18.1%      19.0%       4.6%         --         --
Investment Income Ratio...................     0.4%       0.2%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                      FIDELITY(R) VIP
                         INVESTMENT                                          FIDELITY(R) VIP
                        GRADE BOND--                                            MID-CAP--
                       INITIAL CLASS                                          INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

    $  1,653   $  1,150   $    926   $    616   $    239   $  1,196   $    739   $    584   $    276   $     18
         131         95         78         54         22         61         42         39         23          2
    $  12.59   $  12.10   $  11.87   $  11.39   $  10.86   $  19.74   $  17.56   $  14.88   $  11.95   $   8.64
        4.1%       1.9%       4.2%       4.9%       8.6%      12.4%      18.0%      24.6%      38.3%     (13.6%)
        3.4%       3.5%      11.0%       2.4%         --       0.3%         --         --       0.1%         --

    $  2,444   $  1,191   $    115   $     --   $     --   $ 17,242   $  9,912   $  4,230   $     --   $     --
         221        113         11         --         --      1,115        721        365         --         --
    $  11.04   $  10.58   $  10.35   $     --   $     --   $  15.46   $  13.72   $  11.59   $     --   $     --
        4.3%       2.2%       3.5%         --         --      12.7%      18.3%      15.9%         --         --
        2.8%       0.9%         --         --         --       0.3%         --         --         --         --

                                                         JANUS ASPEN
           FIDELITY(R) VIP                                  SERIES
          VALUE STRATEGIES--                              BALANCED--
           SERVICE CLASS 2                           INSTITUTIONAL SHARES
    ------------------------------   ----------------------------------------------------
      2006       2005       2004       2006       2005       2004       2003       2002
    -------------------------------------------------------------------------------------
    $     --   $     --   $     --   $  9,579   $ 11,800   $ 11,571   $ 10,667   $  9,237
          --         --         --        517        700        736        731        717
    $     --   $     --   $     --   $  18.54   $  16.86   $  15.73   $  14.59   $  12.89
          --         --         --       9.9%       7.2%       7.8%      13.3%      (7.1%)
          --         --         --       2.1%       2.3%       2.3%       2.2%       2.4%

    $     --   $     --   $     --   $  1,623   $  1,201   $    998   $    594   $    328
          --         --         --        119         97         87         56         35
    $     --   $     --   $     --   $  13.64   $  12.35   $  11.47   $  10.60   $   9.32
          --         --         --      10.4%       7.7%       8.3%      13.8%      (6.8%)
          --         --         --       2.3%       2.4%       7.8%       2.4%       8.3%

    $    255   $    129   $     27   $  1,928   $  1,262   $    797   $     --   $     --
          18         11          2        152        110         75         --         --
    $  14.12   $  12.17   $  11.88   $  12.69   $  11.47   $  10.62   $     --   $     --
       16.0%       2.4%      18.8%      10.7%       7.9%       6.2%         --         --
        0.3%         --         --       2.2%       1.7%       3.3%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                               JANUS ASPEN                 JANUS ASPEN
                                                                 SERIES                       SERIES
                                                                 FORTY--                 MID CAP GROWTH--
                                                          INSTITUTIONAL SHARES         INSTITUTIONAL SHARES
                                                          ---------------------   ------------------------------
                                                            2006        2005        2006       2005       2004
                                                          ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --    $     --    $     --   $     --   $     --
Units Outstanding.......................................        --          --          --         --         --
Variable Accumulation Unit Value........................  $     --    $     --    $     --   $     --   $     --
Total Return............................................        --          --          --         --         --
Investment Income Ratio.................................        --          --          --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $     --    $     --    $     --   $     --   $     --
Units Outstanding.......................................        --          --          --         --         --
Variable Accumulation Unit Value........................  $     --    $     --    $     --   $     --   $     --
Total Return............................................        --          --          --         --         --
Investment Income Ratio.................................        --          --          --         --         --

SERIES III POLICIES (c)
Net Assets..............................................  $  4,077    $    307    $  5,191   $  3,388   $    638
Units Outstanding.......................................       364          30         363        269         57
Variable Accumulation Unit Value........................  $  11.19    $  10.24    $  14.29   $  12.58   $  11.20
Total Return............................................      9.3%        2.4%       13.6%      12.3%      12.0%
Investment Income Ratio.................................      0.5%        0.6%          --         --         --

                                                                              LORD ABBETT
                                                                             SERIES FUND--
                                                                             MID-CAP VALUE
                                                                               PORTFOLIO
                                                          ----------------------------------------------------
                                                            2006       2005       2004       2003       2002
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $    166   $  1,100   $  1,026   $    345   $      9
Units Outstanding.......................................         9         68         69         29          1
Variable Accumulation Unit Value........................  $  18.03   $  16.11   $  14.92   $  12.06   $   9.69
Total Return............................................     12.0%       8.0%      23.7%      24.4%      (3.1%)
Investment Income Ratio.................................      0.1%       0.5%       1.2%       1.5%       6.9%

SERIES III POLICIES (c)
Net Assets..............................................  $ 11,906   $  8,068   $  5,014   $     --   $     --
Units Outstanding.......................................       846        644        433         --         --
Variable Accumulation Unit Value........................  $  14.07   $  12.53   $  11.58   $     --   $     --
Total Return............................................     12.2%       8.2%      15.8%         --         --
Investment Income Ratio.................................      0.6%       0.5%       1.1%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                        JANUS ASPEN                              LAZARD
                           SERIES                              RETIREMENT
                     WORLDWIDE GROWTH--                       INTERNATIONAL
                    INSTITUTIONAL SHARES                    EQUITY PORTFOLIO
    ----------------------------------------------------   -------------------
      2006       2005       2004       2003       2002       2006       2005
    --------------------------------------------------------------------------
    $    276   $    285   $    523   $    437   $    262   $     --   $     --
          21         25         48         42         31         --         --
    $  13.37   $  11.39   $  10.83   $  10.41   $   8.45   $     --   $     --
       17.4%       5.1%       4.0%      23.1%     (26.0%)        --         --
        1.7%       1.3%       1.1%       1.1%       0.9%         --         --

    $     --   $     96   $     63   $     30   $      1   $     --   $     --
          --          9          6          3         --         --         --
    $  10.53   $  10.79   $  10.21   $   9.77   $   7.90   $     --   $     --
       (2.4%)      5.6%       4.5%      23.7%     (21.0%)        --         --
        2.2%       1.5%       3.1%       1.4%       1.5%         --         --

    $    599   $    457   $    128   $     --   $     --   $  2,291   $     26
          49         44         13         --         --        172          2
    $  12.18   $  10.31   $   9.74   $     --   $     --   $  13.32   $  10.87
       18.2%       5.9%      (2.6%)        --         --      22.5%       8.7%
        2.0%       1.4%       1.4%         --         --       1.4%       1.0%

                                                                       MFS(R)
                      MFS(R) INVESTORS                             NEW DISCOVERY
                       TRUST SERIES--                                 SERIES--
                       INITIAL CLASS                               INITIAL CLASS
    ----------------------------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004
    -------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --

    $    194   $    176   $    169   $    109   $     47   $     --   $     --   $     --
          12         13         13          9          5         --         --         --
    $  15.54   $  13.79   $  12.88   $  11.60   $   9.52   $     --   $     --   $     --
       12.7%       7.0%      11.1%      21.8%      (4.8%)        --         --         --
        0.5%       0.5%       1.7%       0.5%         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     15   $    596   $    315
          --         --         --         --         --          1         57         32
    $     --   $     --   $     --   $     --   $     --   $  11.84   $  10.46   $   9.94
          --         --         --         --         --      13.2%       5.2%      (0.6%)
          --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MFS(R)
                                                                           UTILITIES SERIES--
                                                                             INITIAL CLASS
                                                          ----------------------------------------------------
                                                            2006       2005       2004       2003       2002
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $     --   $      8   $     --   $    224   $    169
Units Outstanding.......................................        --          1         --         20         21
Variable Accumulation Unit Value........................  $  13.64   $  12.92   $  11.75   $  11.14   $   8.21
Total Return............................................      5.6%      10.0%       5.5%      35.6%     (17.9%)
Investment Income Ratio.................................      4.3%         --       8.2%       2.3%       3.4%

SERIES III POLICIES (c)
Net Assets..............................................  $    621   $     15   $     --   $     --   $     --
Units Outstanding.......................................        41          1         --         --         --
Variable Accumulation Unit Value........................  $  15.08   $  11.49   $     --   $     --   $     --
Total Return............................................     31.3%      14.9%         --         --         --
Investment Income Ratio.................................      0.4%         --         --         --         --

                                                                             MORGAN STANLEY
                                                                                  UIF
                                                                           U.S. REAL ESTATE--
                                                                                CLASS I
                                                          ----------------------------------------------------
                                                            2006       2005       2004       2003       2002
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $    378   $    594   $    952   $    658   $    221
Units Outstanding.......................................        14         30         56         53         24
Variable Accumulation Unit Value........................  $  27.09   $  19.67   $  16.85   $  12.38   $   9.03
Total Return............................................     37.7%      16.8%      36.1%      37.2%      (9.7%)
Investment Income Ratio.................................      0.7%       1.0%       4.6%         --       5.0%

SERIES III POLICIES (c)
Net Assets..............................................  $  5,238   $  2,628   $    809   $     --   $     --
Units Outstanding.......................................       237        164         59         --         --
Variable Accumulation Unit Value........................  $  22.10   $  16.01   $  13.67   $     --   $     --
Total Return............................................     38.0%      17.1%      36.7%         --         --
Investment Income Ratio.................................      1.1%       0.9%       1.9%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

            MORGAN STANLEY                              MORGAN STANLEY
                 UIF                                         UIF
           EMERGING MARKETS                            EMERGING MARKETS
                DEBT--                                     EQUITY--
               CLASS I                                     CLASS I
    ------------------------------   ----------------------------------------------------
      2006       2005       2004       2006       2005       2004       2003       2002
    -------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     56   $     40   $     29   $     31   $     20
          --         --         --          2          2          2          3          3
    $     --   $     --   $     --   $  23.19   $  17.03   $  12.81   $  10.48   $   7.05
          --         --         --      36.2%      32.9%      22.3%      48.6%      (9.5%)
          --         --         --       0.8%       0.6%       0.7%         --         --

    $    116   $     64   $     --   $     78   $     86   $     --   $     --   $     --
           9          6         --          5          7         --         --         --
    $  12.52   $  11.33   $     --   $  16.65   $  12.17   $     --   $     --   $     --
       10.5%      13.3%         --      36.8%      21.7%         --         --         --
        8.1%       6.2%         --       0.7%       0.5%         --         --         --

    $    193   $     16   $     --   $  3,353   $  1,428   $    481   $     --   $     --
          14          1         --        164         96         43         --         --
    $  13.47   $  12.15   $  10.82   $  20.45   $  14.91   $  11.14   $     --   $     --
       10.8%      12.3%       8.2%      37.1%      33.9%      11.4%         --         --
       10.4%       6.6%      85.3%       0.8%       0.3%         --         --         --

              PIMCO LOW                        PIMCO REAL                      PIMCO TOTAL               PIMCO U.S.
              DURATION--                        RETURN--                         RETURN--               GOVERNMENT--
            ADMINISTRATIVE                   ADMINISTRATIVE                   ADMINISTRATIVE           ADMINISTRATIVE
             CLASS SHARES                     CLASS SHARES                     CLASS SHARES             CLASS SHARES
    ------------------------------   ------------------------------   ------------------------------   --------------
      2006       2005       2004       2006       2005       2004       2006       2005       2004          2006
    -----------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --      $     --
          --         --         --         --         --         --         --         --         --            --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --      $     --
          --         --         --         --         --         --         --         --         --            --
          --         --         --         --         --         --         --         --         --            --

    $     --   $    228   $    152   $     90   $    137   $     78   $     69   $    217   $     --      $     --
          --         23         15          9         13          8          7         21         --            --
    $  10.12   $  10.08   $  10.00   $  10.42   $  10.37   $  10.18   $  10.56   $  10.19   $     --      $     --
        0.5%       0.8%         --       0.5%       1.8%       1.8%       3.6%       1.9%         --            --
        3.9%       2.9%       5.5%       4.2%       2.9%       4.5%       4.4%       3.7%         --            --

    $    264   $     58   $     48   $  2,622   $  1,237   $     24   $ 14,366   $  8,384   $  3,027      $    579
          25          6          5        250        119          2      1,305        790        292            54
    $  10.54   $  10.11   $  10.00   $  10.48   $  10.40   $  10.19   $  11.01   $  10.60   $  10.35      $  10.64
        4.3%       1.0%         --       0.7%       2.1%       1.9%       3.8%       2.5%       3.5%            --
        4.1%       1.8%       1.9%       4.2%       3.1%       1.7%       4.3%       3.2%       2.1%          4.0%

                 ROYCE
               MICRO-CAP
              PORTFOLIO--
            INVESTMENT CLASS
     ------------------------------
       2006       2005       2004
     ------------------------------
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --         --
     $    405   $    156   $     84
           27         13          8
     $  14.82   $  12.25   $  11.01
        20.9%      11.3%      10.1%
         0.3%       0.7%         --
     $  1,722   $    642   $    211
          116         52         19
     $  14.90   $  12.29   $  11.01
        21.2%      11.6%      10.1%
         0.3%       0.6%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                 ROYCE                   SCUDDER VIT
                                                               SMALL-CAP                EAFE(R) EQUITY
                                                              PORTFOLIO--                INDEX FUND--
                                                           INVESTMENT CLASS             CLASS A SHARES
                                                          -------------------   ------------------------------
                                                            2006       2005       2006       2005       2004
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $  10.50   $     --   $     --   $     --   $     --
Total Return............................................      5.0%         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES III POLICIES (c)
Net Assets..............................................  $  1,546   $    187   $     --   $     --   $      1
Units Outstanding.......................................       132         18         --         --         --
Variable Accumulation Unit Value........................  $  11.72   $  10.15   $     --   $     --   $  11.12
Total Return............................................     15.4%       1.5%         --         --      11.2%
Investment Income Ratio.................................      0.1%         --         --         --         --


                                                             T. ROWE PRICE              T. ROWE PRICE
                                                               INDEX 500                INTERNATIONAL
                                                               PORTFOLIO               STOCK PORTFOLIO
                                                          -------------------   ------------------------------
                                                            2006       2005       2006       2005       2004
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $     --   $     --   $    377   $    275   $    117
Units Outstanding.......................................        --         --         24         21         10
Variable Accumulation Unit Value........................  $     --   $     --   $  15.50   $  13.04   $  11.27
Total Return............................................        --         --      18.8%      15.7%      12.7%
Investment Income Ratio.................................        --         --       1.4%       1.8%       9.9%

SERIES III POLICIES (c)
Net Assets..............................................  $    347   $     24   $    905   $    375   $    251
Units Outstanding.......................................        28          2         58         29         22
Variable Accumulation Unit Value........................  $  12.20   $  10.57   $  15.44   $  12.96   $  11.17
Total Return............................................     15.4%       5.7%      19.1%      16.0%      11.7%
Investment Income Ratio.................................      2.4%       2.4%       0.9%       1.3%       2.7%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


            T. ROWE PRICE                               T. ROWE PRICE
              BLUE CHIP                                 EQUITY INCOME
           GROWTH PORTFOLIO                               PORTFOLIO
    ------------------------------   ----------------------------------------------------
      2006       2005       2004       2006       2005       2004       2003       2002
    -------------------------------------------------------------------------------------
    $     --   $     --   $     --   $    659   $    460   $    412   $    286   $    213
          --         --         --         38         32         29         23         21
    $     --   $     --   $     --   $  17.20   $  14.56   $  14.11   $  12.36   $   9.92
          --         --         --      18.1%       3.2%      14.1%      24.6%     (13.7%)
          --         --         --       1.7%       1.5%       1.6%       1.6%       1.6%

    $    141   $    241   $    201   $  1,681   $  2,588   $  2,044   $  1,668   $    703
          11         21         19        113        207        170        159         84
    $  12.31   $  11.25   $  10.65   $  14.81   $  12.48   $  12.04   $  10.50   $   8.39
        9.4%       5.7%       6.5%      18.7%       3.7%      14.6%      25.2%     (16.1%)
        0.2%       0.1%       6.8%       1.6%       1.6%       4.5%       1.9%       2.1%

    $  7,222   $  8,056   $  4,500   $ 12,882   $  8,428   $  3,620   $     --   $     --
         567        694        411        934        727        325         --         --
    $  12.73   $  11.61   $  10.96   $  13.78   $  11.59   $  11.15   $     --   $     --
        9.7%       5.9%       9.6%      19.0%       3.9%      11.5%         --         --
        0.3%       0.1%       2.3%       1.6%       1.4%       2.6%         --         --

                                                                   T. ROWE PRICE                    T. ROWE PRICE
                       T. ROWE PRICE                                NEW AMERICA                   PERSONAL STRATEGY
                        LIMITED-TERM                                   GROWTH                          BALANCED
                       BOND PORTFOLIO                                PORTFOLIO                        PORTFOLIO
    ----------------------------------------------------   ------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2006       2005       2004
    ----------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --         --

    $    101   $     93   $    200   $    134   $     33   $    295   $     75   $     --   $     --   $     --   $     --
           9          9         19         13          3         24          7         --         --         --         --
    $  11.22   $  10.80   $  10.64   $  10.55   $  10.15   $  12.22   $  10.64   $     --   $     --   $     --   $     --
        3.8%       1.5%       0.9%       4.0%       1.5%      14.9%       6.4%         --         --         --         --
        4.0%       3.5%       9.2%       3.6%       4.5%       0.1%         --         --         --         --         --

    $    873   $    325   $     63   $     --   $     --   $  1,011   $    449   $     49   $ 19,466   $  7,790   $  5,185
          82         32          6         --         --         87         42          5      1,497        670        475
    $  10.65   $  10.23   $  10.05   $     --   $     --   $  11.58   $  10.79   $  10.32   $  13.00   $  11.62   $  10.92
        4.1%       1.8%       0.5%         --         --       7.3%       4.5%       3.2%      11.9%       6.4%       9.2%
        3.8%       3.0%       4.6%         --         --       0.1%         --       0.3%       2.3%       1.6%       2.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                     VAN ECK
                                                                    WORLDWIDE
                                                                ABSOLUTE RETURN--
                                                               INITIAL CLASS SHARES
                                                          ------------------------------
                                                            2006       2005       2004
                                                          ------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --
Units Outstanding.......................................        --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --
Total Return............................................        --         --         --
Investment Income Ratio.................................        --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $     --   $     --   $     --
Units Outstanding.......................................        --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --
Total Return............................................        --         --         --
Investment Income Ratio.................................        --         --         --

SERIES III POLICIES (c)
Net Assets..............................................  $    244   $     75   $      9
Units Outstanding.......................................        23          8          1
Variable Accumulation Unit Value........................  $  10.79   $   9.93   $   9.91
Total Return............................................      8.7%       0.2%      (0.9%)
Investment Income Ratio.................................        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Corporate Sponsored Variable Universal Life Separate Account-I
Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006 by correspondence with the funds, provide a reasonable basis for our opinion.

(PRICEWATERHOUSECOOPERS LLP SIG)

PricewaterhouseCoopers LLP
New York, New York
February 14, 2007

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2006 AND 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET

                                                                DECEMBER 31,
                                                              -----------------
                                                               2006      2005
                                                              -------   -------
                                                                (IN MILLIONS)
                                    ASSETS
Fixed maturities, at fair value
  Available-for-sale (includes securities pledged as
     collateral that can be sold or repledged of $971 in
     2006 and $746 in 2005).................................  $38,906   $36,467
  Trading securities........................................       12        13
Equity securities, at fair value
  Available-for-sale........................................       74        32
  Trading securities........................................       62        56
Mortgage loans..............................................    4,189     3,609
Policy loans................................................      651       599
Other long-term investments.................................      554       404
                                                              -------   -------
     Total investments......................................   44,448    41,180
Cash and cash equivalents...................................      583       422
Deferred policy acquisition costs...........................    3,310     2,978
Interest in annuity contracts...............................    4,240     4,005
Amounts recoverable from reinsurer..........................    6,432     6,090
Other assets................................................      856       790
Separate account assets.....................................   16,579    13,990
                                                              -------   -------
     Total assets...........................................  $76,448   $69,455
                                                              =======   =======

                     LIABILITIES AND STOCKHOLDER'S EQUITY


LIABILITIES
Policyholders' account balances.............................  $41,309   $38,413
Future policy benefits......................................    2,087     1,460
Policy claims...............................................      156       126
Obligations under structured settlement agreements..........    4,240     4,005
Amounts payable to reinsurer................................    5,114     4,844
Other liabilities...........................................    2,308     2,123
Separate account liabilities................................   16,579    13,990
                                                              -------   -------
     Total liabilities......................................   71,793    64,961
                                                              -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares
  authorized, 2,500 issued and outstanding).................       25        25
Additional paid in capital..................................    1,410     1,410
Accumulated other comprehensive income......................       77       231
Retained earnings...........................................    3,143     2,828
                                                              -------   -------
     Total stockholder's equity.............................    4,655     4,494
                                                              -------   -------
     Total liabilities and stockholder's equity.............  $76,448   $69,455
                                                              =======   =======

   The accompanying notes are an integral part of the consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2006     2005     2004
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums..................................................  $  565   $  138   $   29
  Fees-universal life and annuity policies..................     487      376      676
  Net investment income.....................................   2,400    2,187    2,006
  Net investment (losses)/gains.............................     (41)      --       31
  Net revenue from reinsurance..............................     214      276        4
  Other income..............................................      28       33       26
                                                              ------   ------   ------
     Total revenues.........................................   3,653    3,010    2,772
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances......   1,646    1,488    1,376
  Increase in liabilities for future policy benefits........     529      155       19
  Policyholder benefits.....................................     114       71      157
  Operating expenses........................................     899      865      762
                                                              ------   ------   ------
     Total expenses.........................................   3,188    2,579    2,314
                                                              ------   ------   ------
  Income before income taxes................................     465      431      458
  Income tax expense........................................     138      138      150
                                                              ------   ------   ------
NET INCOME..................................................  $  327   $  293   $  308
                                                              ======   ======   ======

   The accompanying notes are an integral part of the consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                             ACCUMULATED
                                                    ADDITIONAL                  OTHER           TOTAL
                                          CAPITAL    PAID IN     RETAINED   COMPREHENSIVE   STOCKHOLDER'S
                                           STOCK     CAPITAL     EARNINGS   INCOME (LOSS)      EQUITY
                                          -------   ----------   --------   -------------   -------------
                                                                   (IN MILLIONS)
BALANCE AT JANUARY 1, 2004..............    $25       $1,410      $2,227        $ 590          $4,252
                                                                                               ------
Comprehensive income:
  Net income............................                             308                          308
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                           63              63
                                                                                               ------
  Other comprehensive income............                                                           63
                                                                                               ------
Total comprehensive income..............                                                          371
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2004............     25        1,410       2,535          653           4,623
                                                                                               ------
Comprehensive income:
  Net income............................                             293                          293
                                                                                               ------
     Unrealized investment losses, net
       of related offsets,
       reclassification adjustments and
       income taxes.....................                                         (422)           (422)
                                                                                               ------
  Other comprehensive income............                                                         (422)
                                                                                               ------
Total comprehensive income..............                                                         (129)
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2005............     25        1,410       2,828          231           4,494
                                                                                               ------
Comprehensive income:
  Net income............................                             327                          327
                                                                                               ------
     Unrealized investment losses, net
       of related offsets,
       reclassification adjustments and
       income taxes.....................                                         (154)           (154)
                                                                                               ------
  Other comprehensive income............                                                         (154)
                                                                                               ------
Total comprehensive income..............                                                          173
  Distribution to Stockholder...........                             (12)                         (12)
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2006............    $25       $1,410      $3,143        $  77          $4,655
                                            ===       ======      ======        =====          ======

   The accompanying notes are an integral part of the consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2006       2005       2004
                                                              --------   --------   --------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $    327   $    293   $    308
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization...........................        55         62         43
    Net capitalization of deferred policy acquisition
      costs.................................................      (248)      (232)      (318)
    Annuity and universal life fees.........................      (412)      (375)      (338)
    Interest credited to policyholders' account balances....     1,646      1,488      1,376
    Net investment losses (gains)...........................        41         --        (31)
    Equity in earnings of limited partnerships..............         1         --         --
    Deferred income taxes...................................        52         16         63
    Net revenue from intercompany reinsurance...............       (57)       (20)        --
    Net change in unearned revenue liability................        49         16         30
    Changes in:
      Net separate account assets and liabilities...........        --         --          3
      Other assets and other liabilities....................         5        (52)       (33)
      Reinsurance recoverables and payables.................        25         76        (61)
      Trading securities....................................        (1)        32         36
      Policy claims.........................................        30        (25)        44
      Future policy benefits................................       543        156         19
                                                              --------   --------   --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES..........     2,056      1,435      1,141
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available-for-sale fixed maturities.............    11,100     17,013     21,439
    Maturity of available-for-sale fixed maturities.........     1,337        532        567
    Sale of equity securities...............................        44         39         25
    Repayment of mortgage loans.............................       618        459        480
    Sale of other investments...............................        95        329         34
  Cost of:
    Available-for-sale fixed maturities acquired............   (15,272)   (20,135)   (26,796)
    Equity securities acquired..............................       (50)       (10)       (17)
    Mortgage loans acquired.................................    (1,198)      (978)      (852)
    Other investments acquired..............................      (262)       (70)      (443)
  Policy loans (net)........................................       (52)       (29)        (8)
                                                              --------   --------   --------
         NET CASH USED IN INVESTING ACTIVITIES..............    (3,640)    (2,850)    (5,571)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits................................................     6,183      5,812      6,205
    Withdrawals.............................................    (4,174)    (2,981)    (2,147)
    Net transfers to the separate accounts..................      (371)      (254)      (458)
  Increase (decrease) in loaned securities..................       247       (341)      (369)
  Securities sold under agreements to repurchase (net)......      (154)      (867)       866
  Net (paydowns) proceeds from affiliated credit
    agreements..............................................        --       (233)       233
  Proceeds from debt........................................         8         --         --
  Change in book and bank overdrafts........................        18         21         19
  Distribution to stockholder...............................       (12)        --         --
                                                              --------   --------   --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES..........     1,745      1,157      4,349
                                                              --------   --------   --------
Net increase (decrease) in cash and cash equivalents........       161       (258)       (81)
                                                              --------   --------   --------
Cash and cash equivalents, beginning of year................       422        680        761
                                                              --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $    583   $    422   $    680
                                                              ========   ========   ========

   The accompanying notes are an integral part of the consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2006, 2005 AND 2004

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 9 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  USE OF ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

  INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments classified as trading fixed maturities are reflected in net investment (losses) gains in the accompanying Consolidated Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. Equity securities classified as available-for-sale, reflect unrealized gains and losses in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment (losses) gains in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment (losses) gains in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value. Short-term investments are included in fixed maturities in the accompanying Consolidated Balance Sheet.

     Other long-term investments consist primarily of direct investments in limited partnerships, limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other-than-temporary declines in fair value. Collateralized third party commercial loans are reported at their outstanding principal balance reduced by any charge-off or specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Loan origination fees are capitalized and recognized as an adjustment of the yield of the related loan using the interest method.

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment (losses) gains on sales are generally computed using the specific identification method.

  VARIABLE INTEREST ENTITIES ("VIES")

     In the normal course of its activities, the Company enters into relationships with various special purpose entities and other entities that are deemed to be VIEs, in accordance with FIN No. 46(R), "Consolidation of Variable Interest Entities." A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. If the Company determines that it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

residual returns, or both, the Company would be deemed to be the VIE's "primary beneficiary" and would be required to consolidate the VIE. The Company's investment in VIEs is discussed in Note 3 -- Investments.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements, and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. For triparty repurchase agreements, the Company's designated custodian takes possession of the underlying collateral securities. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     DAC for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. The Company uses a pricing based approach for projections of future gross margins, which include original pricing earned rates. Changes in assumptions for all policies and contracts are reflected as retroactive adjustments in the current year's amortization. For these contracts the carrying amount of the DAC asset is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in the DAC asset due to unrealized gains or losses is recorded in other comprehensive income.

     DAC for annuity policies with life contingencies are amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

  SALES INDUCEMENTS

     For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder's initial deposit and additional credits to the policyholder's account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements and furniture and equipment. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Other liabilities consist primarily of securities loaned, amounts payable for undelivered securities, payable to affiliates, net deferred tax liabilities and repurchase agreements.

  RECOGNITION OF INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with premium so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note
5 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance inforce and, for annuities, in relation to the amount of expected future benefit payments. The Company did not have any excess profit for the years ended December 31, 2006, 2005 and 2004.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances (as discussed in Note
5 -- Policyholders' Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note
9 -- Reinsurance. This net revenue adjustment excludes ceded Universal Life fees and ceded Policyholder Benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

  SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2006 and 2005, all separate account assets are stated at fair value. Separate account liabilities at December 31, 2006 and 2005 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the consolidated financial statements. Specifically, fair value disclosure of fixed maturities, equity securities, short-term investments, cash equivalents, mortgage loans and policy loans are reported in Note
2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values for derivatives are included in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

  BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's business, financial condition and results of operation.

     Credit defaults and impairments may result in write-downs in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies, may in the future, downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current investors to withdraw from the market or reduce their rates of ongoing investment.

     Revenues of the Company's variable products are to a large extent based on fees related to the value of assets under management. Consequently, poor equity market performance limits fee revenue on some variable products.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and DAC for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment experience. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and DAC.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

outside legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

  RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2007, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 159 "The Fair Value Option for Financial Assets and Financial Liabilities -- including an amendment of FAS 115." This statement permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. A company should report unrealized gains and losses on items for which the fair value option has been elected in earnings. This statement also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The Company plans to adopt this guidance effective January 1, 2008. The Company is in the process of evaluating this statement.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Company plans to adopt this guidance effective January 1, 2008. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidated financial statements.

     In July 2006, the FASB issued FASB Interpretation ("FIN") No. 48, "Accounting for Uncertainty in Income Taxes" an interpretation of FASB Statement No. 109. This Interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This Interpretation is effective for fiscal years beginning after December 15, 2006. The Company will adopt FIN No. 48 on January 1, 2007. The Company is currently assessing the impact of FIN No. 48 on the Company's consolidated financial statements.

     In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments." This statement provides an irrevocable election to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, on an instrument-by-instrument basis, rather than measuring only the embedded derivative on a fair value basis. This statement also removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. The Company has used this exception for investments made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an embedded derivative. The new requirement to identify embedded derivatives in beneficial interests will be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain re-measurement conditions after the adoption date of the new guidance. The Company plans to adopt this guidance effective January 1, 2007. The Company is in the process of determining whether there are any hybrid instruments for which the Company will elect the fair value option.

     In November 2005, the FASB issued Staff Position Paper ("FSP") No. 115-1, which is entitled "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1")." SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently assessing the impact of SOP 05-1 on the Company's consolidated statements.

     Effective January 1, 2004, the Company adopted SOP 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-01")." SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities;
(ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities at January 1, 2004. The Company currently offers enhanced crediting rates or day one bonus payments to contract holders on certain of its annuity products. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumptions used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products are no longer eligible for capitalization. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income.

     Effective January 1, 2004, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 3 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2006 and 2005, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                       2006                     2005
                                              ----------------------   ----------------------
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
AVAILABLE-FOR-SALE                              COST      FAIR VALUE     COST      FAIR VALUE
------------------                            ---------   ----------   ---------   ----------
Due in one year or less.....................   $   538     $   539      $ 1,707     $ 1,714
Due after one year through five years.......     6,490       6,464        6,849       6,850
Due after five years through ten years......    13,177      13,147       11,796      11,912
Due after ten years.........................     6,233       6,429        4,254       4,566
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency.................................     1,522       1,499        1,625       1,603
  Other mortgage-backed securities..........     7,538       7,557        7,263       7,321
  Other asset-backed securities.............     3,143       3,131        2,415       2,400
  Redeemable preferred securities...........       140         140           97         101
                                               -------     -------      -------     -------
  TOTAL AVAILABLE-FOR-SALE..................   $38,781     $38,906      $36,006     $36,467
                                               =======     =======      =======     =======

     At December 31, 2006 and 2005, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                   2006
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE-FOR-SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 2,433       $ 18         $ 35       $ 2,416
U.S. agencies, state and municipal.........       516         44            4           556
Foreign governments........................       137          5            *           142
Corporate..................................    24,874        455          365        24,964
Mortgage-backed securities.................     7,538         87           68         7,557
Asset-backed securities....................     3,143         17           29         3,131
Redeemable preferred securities............       140          2            2           140
                                              -------       ----         ----       -------
  TOTAL AVAILABLE-FOR-SALE.................   $38,781       $628         $503       $38,906
                                              =======       ====         ====       =======

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2005
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE-FOR-SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 2,047       $ 32         $ 30       $ 2,049
U.S. agencies, state and municipal.........       545         48            2           591
Foreign governments........................       144          5            *           149
Corporate..................................    23,495        643          282        23,856
Mortgage-backed securities.................     7,263        130           72         7,321
Asset-backed securities....................     2,415         13           28         2,400
Redeemable preferred securities............        97          4           --           101
                                              -------       ----         ----       -------
  TOTAL AVAILABLE-FOR-SALE.................   $36,006       $875         $414       $36,467
                                              =======       ====         ====       =======

---------------

* Unrealized loss is less than $1 million.

     At December 31, 2006 and 2005, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $32 million and $141 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     Investments in bonds that have been non-income producing for the last twelve months totaled $4 million and $3 million at December 31, 2006 and 2005, respectively. These investments have been deemed other than temporarily impaired.

  EQUITY SECURITIES

     At December 31, 2006 and 2005, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                        UNREALIZED   UNREALIZED   ESTIMATED
                                                 COST     GAINS        LOSSES     FAIR VALUE
                                                 ----   ----------   ----------   ----------
2006...........................................  $69        $5         $  --         $74
2005...........................................  $30        $2         $  --         $32

  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2006 and 2005 was estimated to be $4,233 million and $3,678 million, respectively. Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2006 and 2005, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $257 million and $190 million, respectively, at fixed and floating interest rates ranging from 3.6% to 7.6% and from 3.6% to 12.3%, respectively. These commitments are diversified by property type and geographic region.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2006 and 2005, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                            2006               2005
                                                      ----------------   ----------------
                                                      CARRYING   % OF    CARRYING   % OF
                                                       VALUE     TOTAL    VALUE     TOTAL
                                                      --------   -----   --------   -----
PROPERTY TYPE:
  Residential.......................................   $1,187     28.3%   $  947     26.2%
  Office buildings..................................    1,019     24.3     1,094     30.3
  Retail facilities.................................      787     18.8       637     17.7
  Apartment buildings...............................      652     15.6       344      9.5
  Industrial........................................      514     12.3       494     13.7
  Other.............................................       30      0.7        93      2.6
                                                       ------    -----    ------    -----
     TOTAL..........................................   $4,189    100.0%   $3,609    100.0%
                                                       ======    =====    ======    =====
GEOGRAPHIC REGION:
  Central...........................................   $1,091     26.0%   $  895     24.8%
  Pacific...........................................    1,057     25.2       994     27.6
  South Atlantic....................................      965     23.1       842     23.3
  Middle Atlantic...................................      831     19.8       632     17.5
  New England.......................................      245      5.9       245      6.8
  Other.............................................       --       --         1      0.0
                                                       ------    -----    ------    -----
     TOTAL..........................................   $4,189    100.0%   $3,609    100.0%
                                                       ======    =====    ======    =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2006 and 2005 is summarized below (in millions):

                                                              2006    2005
                                                              -----   ----
Beginning balance...........................................  $  6    $ 9
Additions charged to operations.............................     1     --
Reduction due to sale.......................................    --     (3)
                                                              -----   ---
ENDING BALANCE..............................................  $  7    $ 6
                                                              =====   ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2006 and 2005 were as follows (in millions):

                                                              2006   2005
                                                              ----   ----
New York Life Short-Term Investment Fund....................  $220   $229
Collateralized third party commercial loans.................   147     71
Limited partnerships........................................   149     68
Derivatives.................................................    25     21
Real estate.................................................    10     11
Other.......................................................     3      4
                                                              ----   ----
  TOTAL OTHER LONG-TERM INVESTMENTS.........................  $554   $404
                                                              ====   ====

     The New York Life Short Term Investment Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate was $5 million for both December 31, 2006 and 2005. Depreciation expense for December 31, 2006, 2005 and 2004 totaled less than $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $161 million and $70 million at December 31, 2006 and 2005, respectively.

  VARIABLE INTEREST ENTITIES

     The Company may invest in debt or equity securities issued by certain asset backed investment vehicles (commonly referred to as collateralized debt obligations, or "CDOs"). CDOs raise capital by issuing debt and equity securities, and use the proceeds to purchase investments, typically interest-bearing financial instruments. The Company's maximum exposure to loss resulting from its relationship with the CDOs it manages is limited to its investment in the CDOs.

     In addition, in the normal course of its activities, the Company will invest in structured investments, some of which are VIEs. These structured investments typically invest in fixed income investments and are managed by a third party. The Company's maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's maximum exposure to loss relating to investments it holds that are deemed significant VIEs at December 31, 2006 and 2005 (in millions):

                                                                MAXIMUM
                                                              EXPOSURE TO
                                                                 LOSS
                                                              -----------
                                                              2006   2005
                                                              ----   ----
Asset-backed securitizations................................  $ 53   $ 54
Private placement structured notes..........................    86     94
Other long-term investments:
  Equity in asset-backed securitizations....................    23     32
  Limited partnerships......................................    12      2
                                                              ----   ----
     TOTAL..................................................  $174   $182
                                                              ====   ====

     These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary in these VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations. The Company's maximum exposure to loss on variable interests in unconsolidated VIEs is limited to the carrying value of the invested assets.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at both December 31, 2006 and 2005 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities in the accompanying Consolidated Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2006, 2005 and 2004 were as follows (in millions):

                                                              2006     2005     2004
                                                             ------   ------   ------
Fixed maturities...........................................  $2,179   $1,982   $1,805
Equity securities..........................................       5        8        4
Mortgage loans.............................................     239      206      185
Policy loans...............................................      46       44       45
Other long-term investments................................      32       29       27
                                                             ------   ------   ------
  Gross investment income..................................   2,501    2,269    2,066
Investment expenses........................................    (101)     (82)     (60)
                                                             ------   ------   ------
  NET INVESTMENT INCOME....................................  $2,400   $2,187   $2,006
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the years ended December 31, 2006, 2005 and 2004, net investment (losses) gains were as follows (in millions):

                                                              2006   2005   2004
                                                              ----   ----   ----
Fixed maturities............................................  $(28)  $(3)   $ 44
Equity securities...........................................    (8)    5      12
Mortgage loans..............................................    (1)   --      (4)
Derivative instruments......................................    (6)   (4)    (23)
Other long-term investments.................................     2     2       2
                                                              ----   ---    ----
  TOTAL NET INVESTMENT (LOSSES)/GAINS.......................  $(41)  $--    $ 31
                                                              ====   ===    ====

     The net (losses) gains on trading securities (both fixed maturities and equity securities) amounted to $(4) million, $(12) million and $18 million for the years ended December 31, 2006, 2005 and 2004, respectively. Trading gains and losses are included in net investment (losses) gains in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $67 million, $98 million and $139 million for the years ended December 31, 2006, 2005 and 2004, respectively; and realized losses were $100 million, $82 million and $93 million, respectively.

     Related losses from other-than-temporary impairments in fixed maturities (included in net investment (losses) gains on fixed maturities above) were $3 million, $15 million and $10 million for the years ended December 31, 2006, 2005 and 2004, respectively. Related losses from other-than-temporary impairments in equity securities (included in net investment (losses) gains on equity securities above) were $2 million for December 31, 2006. There were no other-than-temporary impairments on equity securities for December 31, 2005 and 2004.

     The following table presents the Company's gross unrealized losses and fair values for available-for-sale fixed maturities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position at December 31, 2006 and 2005 (in millions):

                                                                  2006
                                    -----------------------------------------------------------------
                                                              GREATER THAN
                                    LESS THAN 12 MONTHS        12 MONTHS                TOTAL
                                    -------------------   --------------------   --------------------
                                     FAIR    UNREALIZED    FAIR     UNREALIZED    FAIR     UNREALIZED
                                    VALUE      LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                    ------   ----------   -------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies.....................  $  553      $ 5       $ 1,108      $ 30      $ 1,661      $ 35
  U.S. agencies, state and
     municipal....................      80        1            91         3          171         4
  Foreign governments.............      15        *            26         *           41         *
  Corporate.......................   3,980       57         9,198       308       13,178       365
  Mortgage-backed securities......   1,579       12         2,197        56        3,776        68
  Asset-backed securities.........     644        4         1,019        25        1,663        29
  Redeemable preferred
     securities...................      10        *            52         2           62         2
                                    ------      ---       -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED FIXED
     MATURITIES...................  $6,861      $79       $13,691      $424      $20,552      $503
                                    ======      ===       =======      ====      =======      ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  2005
                                    -----------------------------------------------------------------
                                                              GREATER THAN
                                    LESS THAN 12 MONTHS         12 MONTHS               TOTAL
                                    --------------------   -------------------   --------------------
                                     FAIR     UNREALIZED    FAIR    UNREALIZED    FAIR     UNREALIZED
                                     VALUE      LOSSES     VALUE      LOSSES      VALUE      LOSSES
                                    -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies.....................  $ 1,214      $ 21      $  225      $  9      $ 1,439      $ 30
  U.S. agencies, state and
     municipal....................       89         1          16         1          105         2
  Foreign governments.............       29         *           1         *           30         *
  Corporate.......................    7,886       172       2,565       110       10,451       282
  Mortgage-backed securities......    2,959        50         535        22        3,494        72
  Asset-backed securities.........    1,197        16         340        12        1,537        28
                                    -------      ----      ------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED FIXED
     MATURITIES...................  $13,374      $260      $3,682      $154      $17,056      $414
                                    =======      ====      ======      ====      =======      ====

---------------

* Unrealized loss is less than $1 million.

     At December 31, 2006, fixed maturities represented the Company's entire unrealized loss amount, which was comprised of approximately 2,857 different securities.

     Fixed maturities that were in an unrealized loss position less than twelve months at December 31, 2006, represent $79 million or 16% of the Company's total unrealized loss, and securities in an unrealized loss position greater than twelve months represent $424 million or 84% of the Company's total fixed maturities unrealized loss. Of the total amount of fixed maturities' unrealized losses, $456 million or 91% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $47 million or 9% of the Company's total fixed maturities unrealized losses. Unrealized losses on investment grade securities are principally related to changes in interest rates. The continued rise in interest rates in 2006 over 2005 levels has contributed to the decline in value of our fixed maturity investments as follows:

     U.S. Treasury and Government Corporations and Agencies. Unrealized losses on the Company's investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $35 million or 7% of the Company's unrealized losses. These were spread across 199 securities and the decline in value was caused by interest rate increases. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government. Because the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Corporate Bonds. Unrealized losses on corporate bonds were $365 million or 73% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in corporate bonds is spread over 1,754 individual securities with varying interest rates and maturities. Corporate securities with a fair value below 95% of the security's amortized cost totaled $107 million or 21% of the total unrealized losses for fixed maturities. These unrealized losses are principally due to changes in interest rates and were spread across all industry sectors with no one sector experiencing a disproportionate amount of losses over other sectors. The industry sectors with the largest unrealized losses on securities with a fair value below 95% of the

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

security's amortized cost were the electric utilities ($10 million), building products ($8 million), manufacturing ($5 million) and banking ($5 million). Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $68 million or 14% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in mortgage-backed securities was due to increases in interest rates. These losses are spread across approximately 555 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced at or greater than 95% of the security's amortized cost represented $61 million or 90% of the total unrealized losses on mortgage-backed securities. Because the decline in market value is attributable to changes in interest rates and all contractual payments remain current, and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $29 million or 6% of the total unrealized losses for fixed maturities. The unrealized losses on these investments are due to changes in interest rates. These losses are spread across approximately 321 investment grade securities. The Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net income in the accompanying Consolidated Statement of Income. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 95% of the security's amortized cost represented $6 million or 21% of the total unrealized losses for asset-backed securities. The Company did not consider these investments to be other than temporarily impaired.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment (losses) gains in the accompanying Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts for the years ended December 31, 2006, 2005 and 2004 are as follows (in millions):

                                                              2006    2005    2004
                                                              -----   -----   ----
Net unrealized investment gains, beginning of the year......  $ 231   $ 653   $590
                                                              -----   -----   ----
Changes in net unrealized investment (losses) gains
  attributable to:
  Investments:
     Net unrealized investment (losses) gains arising during
       the period...........................................   (217)   (578)    51
     Less: Reclassification adjustments for (losses) gains
       included in net income...............................     (1)     60     57
                                                              -----   -----   ----
     Change in net unrealized investment (losses) gains, net
       of adjustments.......................................   (216)   (638)    (6)
Impact of net unrealized investment (losses) gains on:
  DAC.......................................................     55     201     62
  Policyholders' account balances and future policy
     benefits...............................................      4     (10)    (7)
  Other assets (deferred sales inducements).................      3      25     14
                                                              -----   -----   ----
Change in net unrealized investment (losses) gains..........   (154)   (422)    63
                                                              -----   -----   ----
NET UNREALIZED INVESTMENT GAINS, END OF YEAR................  $  77   $ 231   $653
                                                              =====   =====   ====

     Net unrealized investment (losses) gains arising during the period reported in the preceding table for the years ended December 31, 2006, 2005 and 2004 are net of income tax (benefit) expense of $(117) million, $(311) million and $27 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2006, 2005 and 2004 are net of income tax (benefit) expense of less than $(1) million, $32 million and $31 million, respectively.

     DAC in the preceding table for the years ended December 31, 2006, 2005 and 2004 are net of income tax expense of $29 million, $108 million and $33 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2006, 2005 and 2004 are net of income tax expense (benefit) of $2 million, $(5) million and $(4) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2006, 2005 and 2004 are net of income tax expense of $2 million, $14 million, and $7 million, respectively.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2006 and 2005 were as follows (in millions):

                                                               2006      2005
                                                              -------   -------
Deferred annuities..........................................  $23,243   $21,388
Universal life contracts....................................   17,549    16,597
Unearned revenue liability..................................      245       192
Other.......................................................      272       236
                                                              -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.....................  $41,309   $38,413
                                                              =======   =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. For deferred annuities and other deposit type contracts, account value approximates fair value.

     Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2006:

PRODUCT                                       INTEREST RATE   WITHDRAWAL/SURRENDER CHARGES
-------                                       -------------   ----------------------------
Deferred annuities..........................  2.20% to 8.00%  Surrender charges 0% to 10%
                                                              for up to 10 years.
Universal life contracts....................  3.10% to 6.35%  Various up to 19 years.

  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2006 and 2005 were as follows (in millions):

                                                               2006     2005
                                                              ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.........................  $1,055   $  961
  Other life................................................      66       54
                                                              ------   ------
       Total life insurance.................................   1,121    1,015
Individual and group payout annuities.......................     966      445
                                                              ------   ------
     TOTAL FUTURE POLICY BENEFITS...........................  $2,087   $1,460
                                                              ======   ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2006:

PRODUCT                                          MORTALITY       INTEREST RATE    ESTIMATION METHOD
-------                                          ---------       -------------    -----------------
Life insurance:                             Based upon best      3.80% - 7.50%   Net level premium
  Taiwan business-                          estimates at time                    reserve taking into
  100% coinsured                            of policy issuance                   account death
                                            with provision for                   benefits, lapses
                                            adverse deviations                   and maintenance
                                            ("PAD").                             expenses with PAD.
Individual and group payout annuities       Based upon best      4.30% - 9.50%   Present value of
                                            estimates at time                    expected future
                                            of policy issuance                   payments at a rate
                                            with PAD.                            expected at issue
                                                                                 with PAD.

  GUARANTEED MINIMUM BENEFITS

     At December 31, 2006 and 2005, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

          b) Ratchet: the benefit is the greater of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2006 and 2005 for GMDB and GMAB ($ in millions):

                                                                     2006
                                              ---------------------------------------------------
                                                   RETURN OF NET DEPOSITS             RATCHET
                                              ---------------------------------   ---------------
                                              IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                                   DEATH        SPECIFIED DATE         DEATH
                                                  (GMDB)            (GMAB)            (GMDB)
                                              ---------------   ---------------   ---------------
Account value...............................      $3,962            $1,281            $13,456
Net amount at risk..........................      $   16            $    1            $   177
Average attained age of contractholders.....          56                --                 56

                                                                     2005
                                              ---------------------------------------------------
                                                   RETURN OF NET DEPOSITS             RATCHET
                                              ---------------------------------   ---------------
                                              IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                                   DEATH        SPECIFIED DATE         DEATH
                                                  (GMDB)            (GMAB)            (GMDB)
                                              ---------------   ---------------   ---------------
Account value...............................      $3,517             $839             $12,758
Net amount at risk..........................      $   32             $  2             $   332
Average attained age of contractholders.....          56               --                  56

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account as future policy benefits in the accompanying Consolidated Balance Sheet (in millions):

                                                              GMDB   GMAB   TOTALS
                                                              ----   ----   ------
Balance at January 1, 2004..................................  $29    $ 2     $31
  Incurred guarantee benefits...............................    1      1       2
  Paid guarantee benefits...................................   (7)    --      (7)
                                                              ---    ---     ---
Balance at December 31, 2004................................   23      3      26
  Incurred guarantee benefits...............................   12      6      18
  Paid guarantee benefits...................................   (5)    --      (5)
                                                              ---    ---     ---
Balance at December 31, 2005................................   30      9      39
  Incurred guarantee benefits...............................    4     (2)      2
  Paid guarantee benefits...................................   (3)    --      (3)
                                                              ---    ---     ---
BALANCE AT DECEMBER 31, 2006................................  $31    $ 7     $38
                                                              ===    ===     ===

     For GMAB, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2006 and 2005:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 7.02% to 7.24% for 2006 and 7.10% to 7.34% for 2005.

     - Volatility assumption was 14.58% for 2006 and 15.3% for 2005.

     - For 2006, mortality was assumed to be 93% of the A2000 table. For 2005, the mortality assumption was a 50/50 blend of the 1994 GMDB table and the 1983 Basic "A" table with 18 years of static projection.

     - Lapse rates vary by contract type and duration and range from 0% to 18%, with an average of 8% for 2006, and 1% to 21%, with an average of 6% for 2005.

     - Discount rates ranged from 6.01% to 7.61% for 2006 and 4.93% to 7.61% for 2005.

     GMABs are considered to be derivatives under SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities", and are recognized at fair value through earnings.

     The following table presents the aggregate fair value of assets at December 31, 2006 and 2005 , by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                         2006              2005
                                                   ----------------   --------------
INVESTMENT FUND OPTION:                             GMDB      GMAB     GMDB     GMAB
-----------------------                            -------   ------   -------   ----
Equity...........................................  $ 8,897   $  918   $ 7,403   $567
Fixed income.....................................    2,413      173     2,306    132
Balanced.........................................    1,830      110     1,651     70
Other............................................    4,278       80     4,914     70
                                                   -------   ------   -------   ----
  TOTAL..........................................  $17,418   $1,281   $16,274   $839
                                                   =======   ======   =======   ====

  SOP 03-01 LIABILITY FOR INDIVIDUAL LIFE PRODUCTS

     SOP 03-01 provides guidance for calculating additional liabilities for contracts with certain insurance benefit features. These certain insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company's Individual Life contracts, SOP 03-01 primarily affects universal life policies with cost of insurance (COI) charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

     Generally, the Company has separately defined an insurance benefit feature to be the excess of expected mortality over all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

     The following table summarizes the SOP 03-01 liability for individual life products reflected in the general account in future policy benefits at December 31, 2006 and 2005 (in millions).

                                                              2006   2005
                                                              ----   ----
Beginning balance...........................................  $15    $12
Net liability increase......................................    8      3
                                                              ---    ---
Ending balance..............................................  $23    $15
                                                              ===    ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the SEC. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2006 and 2005 are as follows (in millions):

                                                               2006      2005
                                                              -------   -------
Registered..................................................  $16,204   $13,857
Non-registered..............................................      375       133
                                                              -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.............................  $16,579   $13,990
                                                              =======   =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of DAC for the years ended December 31, 2006, 2005 and 2004 was as follows (in millions):

                                                              2006     2005     2004
                                                             ------   ------   ------
Balance at beginning of year...............................  $2,978   $2,437   $2,180
  Reclassification due to adoption of SOP 03-01............      --       --     (156)
  Current year additions...................................     593      572      586
  Amortized during year....................................    (345)    (340)    (268)
  Adjustment for change in unrealized investment gains.....      84      309       95
                                                             ------   ------   ------
  BALANCE AT END OF YEAR...................................  $3,310   $2,978   $2,437
                                                             ======   ======   ======

     As discussed in Note 2 -- Significant Accounting Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to other assets.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                              2006   2005   2004
                                                              ----   ----   ----
Balance at beginning of year................................  $230   $195   $ --
  Reclassification due to adoption of SOP 03-01.............    --     --    156
  Current year additions....................................    37     30     35
  Amortized during year.....................................   (44)   (34)   (17)
  Adjustment for change in unrealized investment gains......     5     39     21
                                                              ----   ----   ----
  BALANCE AT END OF YEAR....................................  $228   $230   $195
                                                              ====   ====   ====

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of the income tax expense included in the accompanying Consolidated Statement of Income is as follows (in millions):

                                                              2006   2005   2004
                                                              ----   ----   ----
Current:
  Federal...................................................  $ 84   $119   $ 85
  State and local...........................................     1      3      2
  Foreign...................................................     1     --     --
                                                              ----   ----   ----
                                                                86    122     87
Deferred:
  Federal...................................................    52     16     63
                                                              ----   ----   ----
INCOME TAX EXPENSE..........................................  $138   $138   $150
                                                              ====   ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax liability reported in other liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2006 and 2005 are as follows (in millions):

                                                              2006    2005
                                                              ----   ------
Deferred tax assets:
  Future policyholder benefits..............................  $623   $  606
  Employee and agents benefits..............................    62       71
  Other.....................................................     1        9
                                                              ----   ------
     Gross deferred tax assets..............................   686      686
                                                              ----   ------
Deferred tax liabilities:
  DAC.......................................................   952      836
  Investments...............................................    44      188
  Other.....................................................    --        3
                                                              ----   ------
     Gross deferred tax liabilities.........................   996    1,027
                                                              ----   ------
       NET DEFERRED TAX LIABILITY...........................  $310   $  341
                                                              ====   ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2006, 2005 and 2004:

                                                              2006   2005   2004
                                                              ----   ----   ----
Statutory Federal income tax rate...........................  35.0%  35.0%  35.0%
Tax exempt income...........................................  (4.9)  (3.8)  (1.9)
Other.......................................................  (0.3)   0.8   (0.3)
                                                              ----   ----   ----
EFFECTIVE TAX RATE..........................................  29.8%  32.0%  32.8%
                                                              ====   ====   ====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2006 and 2005, the Company had recorded an income tax receivable from New York Life of $5 million and $18 million, respectively, included in other assets in the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2001 and has begun auditing tax years 2002 through 2004. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary,

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 69% and 64% of the reinsurance ceded to non-affiliates at December 31, 2006 and 2005, respectively.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $3 million for December 31, 2006 and $0 million December 31, 2005 and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was $3 million and $0 million for December 31, 2006 and 2005, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the year ended December 31, 2006 and 2005, $54 million and $20 million, respectively, of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2006, 2005 and 2004 was as follows (in millions):

                                                              2006     2005     2004
                                                             ------   ------   ------
Fees-universal life and annuity policies ceded.............  $  341   $  387   $   --
                                                             ======   ======   ======
Net revenue from reinsurance...............................  $  210   $  266   $   --
                                                             ======   ======   ======
Policyholders' benefits ceded..............................  $  130   $  117   $   --
                                                             ======   ======   ======
Amounts recoverable from reinsurer.........................  $5,238   $5,020   $4,779
                                                             ======   ======   ======
Amounts payable to reinsurer...............................  $5,089   $4,821   $4,535
                                                             ======   ======   ======
Other liabilities (deferred gain, net of amortization).....  $  170   $  224   $  244
                                                             ======   ======   ======

     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company's accompanying Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                               2006    2005    2004
                                                              ------   ----   ------
Amounts recoverable from reinsurers.........................  $1,055   $961   $1,021
Premiums ceded..............................................     158    127      130
Benefits ceded..............................................      81     69       81

     The effects of all reinsurance for the years ended December 31, 2006, 2005 and 2004 were as follows (in millions):

                                                              2006     2005     2004
                                                             ------   ------   ------
Premiums:
  Direct...................................................  $  723   $  265   $  171
  Assumed..................................................       1        1        1
  Ceded....................................................    (159)    (128)    (143)
                                                             ------   ------   ------
Net premiums...............................................  $  565   $  138   $   29
                                                             ======   ======   ======
Fees-universal life and annuity policies ceded.............  $  509   $  530   $  111
                                                             ======   ======   ======
Net revenue from reinsurance...............................  $  214   $  276   $    4
                                                             ======   ======   ======
Policyholders' benefits ceded..............................  $  350   $  312   $  221
                                                             ======   ======   ======
Increase in ceded liabilities for future policyholder
  benefits.................................................  $    8   $   10   $    7
                                                             ======   ======   ======
Amounts recoverable from reinsurer.........................  $6,432   $6,090   $5,935
                                                             ======   ======   ======
Amounts payable to reinsurer...............................  $5,114   $4,844   $4,553
                                                             ======   ======   ======
Other liabilities (deferred gain, net of amortization).....  $  170   $  224   $  244
                                                             ======   ======   ======

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate and equity options, interest rate swaps and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses master netting agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold is lowered with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates, or other financial indices.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness, which matches the terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures effectiveness to the equity exposure being hedged. For cash flow hedges of interest rate risk, the Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 149: (i) interest rate swaps to convert fixed rate investments to floating rate investments and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; (iii) equity swaps to hedge the market price risk for common stock investments

     Hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative.

     For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment (losses) gains, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings. All components of each derivative's gains or losses were included in the assessment of hedge effectiveness.

     The Company had no fair value hedges for the years ended December 31, 2006 and 2005. For the years ended December 31, 2006 and 2005, there were no net investment (losses) gains related to the ineffectiveness portion of fair value hedges.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (iv) interest rate swaps to hedge the interest rate risk associated with forecasted transactions.

     The ineffectiveness portion of cash flow hedges was less than $1 million for the year ended December 31, 2006. There was no ineffectiveness for the year ended December 31, 2005 and 2004. All components of each derivative's gains or losses were included in the assessment of hedge effectiveness.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows.

     For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation," the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment (losses) gains. The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. The notional value of cash flow hedges was $242 million and $187 million at December 31, 2006 and 2005, respectively.

     Presented below is a roll forward of the components of other comprehensive income (loss) before taxes related to cash flow hedges (in millions):

                                                              2006   2005   2004
                                                              ----   ----   ----
Other comprehensive income balance at the beginning of the
  year......................................................  $ 7    $ 8    $10
Losses deferred in other comprehensive income on the
  effective portion of cash flow hedges.....................   (7)    (1)    (2)
Losses (gains) reclassified to net income...................    4     --     --
                                                              ---    ---    ---
Other comprehensive income balance at the end of the year...  $ 4    $ 7    $ 8
                                                              ===    ===    ===

     When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment (losses) gains. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment (losses) gains. The Company had no cash flow hedges of forecasted transactions for the years ended December 31, 2006 and 2005.

     The estimated amount of existing gains and losses that are reported in accumulated other comprehensive income at December 31, 2006 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-QUALIFYING HEDGES

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate and equity options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment (losses) gains. The notional value of derivatives that do not qualify for hedge accounting treatment was $12,223 million and $8,550 million at December 31, 2006 and 2005, respectively. For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment (losses) in the accompanying Consolidated Statement of Income $(6) million, $(3) million and $(22) million, respectively, for changes in fair value related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment (losses) gains. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2006 and 2005, there were no such embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2006 and 2005, $971 million and $746 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2006 and 2005, the Company recorded cash collateral received under these agreements of $1,011 million and $765 million, respectively, and established a corresponding liability for the same amount. The Company also holds collateral in the form of securities having a market value of $0 million and $9 million at December 31, 2006 and 2005, respectively, which is not included in the accompanying Consolidated Balance Sheet.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2006 and 2005, the Company had agreements to purchase and resell securities totaling $377 million and $286 million at an average coupon rate of 5.26% and 4.21%, respectively. At December 31, 2006, the Company did not have any agreements to sell and repurchase securities. At December 31, 2005, the Company had agreements to sell and repurchase securities totaling $154 million at an average coupon rate of 5.45%. Under these agreements to sell and repurchase, the Company obtains the use of funds from a broker for generally one month. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability reported on the accompanying Consolidated Balance Sheet (included in other liabilities) approximates fair value.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $661 million, $629 million and $616 million for the years ended December 31, 2006, 2005 and 2004, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. The Company's share of expenses associated with the lease of the aircraft was $1 million for each of the years ended December 31, 2006, 2005 and 2004. The agreement expires in November 2009, with automatic one-year renewals, unless terminated earlier.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2006, 2005 and 2004, the total

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

cost for these services amounted to $40 million, $37 million and $31 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2006, 2005 and 2004 of $15 million, $13 million, and $11 million, respectively.

     At December 31, 2006 and 2005, the Company had a net liability of $239 million and $194 million, respectively, for the above described services which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2006 and 2005, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,240 million and $4,005 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations range from 5.84% to 6.45%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2006 and 2005, the amount of outstanding reserves on these contracts included in future policy benefits was $183 million and $182 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities' registered representatives of $92 million, $86 million and $94 million, for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2006 or December 31, 2005.

     The Company also has a credit agreement with New York Life, dated September 30, 1993, in which the Company can borrow up to $490 million. During 2006 and 2005, the credit facility was not used, no interest was paid and no outstanding balance was due. The interest expense was less than $1 million for 2004.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation ("Capital Corporation"), an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2006 and 2005 there was no outstanding balance due to Capital Corporation. Interest expense for 2006, 2005 and 2004 was $5 million, $2 million, and less than $1 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2006 and 2005, the Company had recorded a receivable from MCF, included in other assets, of $5 million. The Company received interest payments from MCF of less than $1 million for the years ended December 31, 2006 and 2005, and $2 million for the year ended December 31, 2004.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $14 million, $17 million and $15 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2006 and 2005, the Company recorded liabilities of approximately $2,135 million and $1,968 million, respectively, which are included in policyholders' account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2006 and 2005, policyholders' account balances and separate account liabilities related to these policies aggregated $305 million and $274 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK"), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2006, 2005 and 2004, the Company incurred commission and fee expense to NYLINK agents of $6 million, $6 million and $7 million, respectively.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 9 -- Reinsurance for more details).

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $78 million, $85 million and $98 million during 2006, 2005 and 2004, respectively.

     Total interest paid was $18 million, $19 million and $10 million during 2006, 2005 and 2004, respectively.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Non-cash investing transactions were $35 million, $13 million and $0 million for the years ended December 31, 2006, 2005 and 2004, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2006 and 2005, statutory stockholder's equity was $2,324 million and $2,157 million, respectively. Statutory net income for the years ended December 31, 2006, 2005 and 2004 was $252 million, $231 million and $224 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. As of December 31, 2006, the Company declared and paid a $12 million dividend to its sole shareholder New York Life. No dividend was paid or declared in 2005 and 2004. As of December 31, 2006, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $889 million. The maximum amount of dividends that may be paid in 2007 without prior approval is $248 million.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 12 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

March 21, 2007

                            PART C. OTHER INFORMATION

ITEM 26.         EXHIBITS

                 Board of Directors Resolution

(a) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

(b)              Custodian Agreements. Not applicable.

(c)              Underwriting Contracts.

(c)(1) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617) filed 1/2/97 and incorporated herein by reference.

(c)(2) Form of Sales Agreement, by and between NYLIFE Distributors Inc., as Underwriter, NYLIAC as Issuer, and Dealers - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(c)(3) Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annunity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (c)(3) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(d)              Contracts.

(d)(1) Form of Policy for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                 (5) to Registrant's Initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(2) Supplementary Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit (5)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(3) Level Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                 (5)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(4) Modification of Policy Provisions Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 1 on Form S-6 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(5) Alternative Cash Surrender Value Benefit Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR
                 232.102 (e) as Exhibit (5)(d) to Registrant's Post-Effective Amendment No. 1 on Form N-1 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(6) Alternative Cash Surrender Value Endorsement (8699-02)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(6) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(d)(7) Modification of Policy Provisions Endorsement (8721-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(7) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.


(d)(8) Modification of Policy Provisions Endorsement (8722-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(8) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(9) Alternative Cash Surrender Value Benefit Endorsement (8719-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(9) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(10) Alternative Cash Surrender Value Benefit Endorsement (8754-04)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(10) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.


(d)(11) Alternative Cash Surrender Value Benefit Endorsement(8692-05)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(d)(11) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I(File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(12) Modification of Policy Provisions Endorsement (8784-05) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(12) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(13) Modification of Policy Provisions Endorsement (8793-05) - Previously filed in accordance with Regulation S-T, 17 CFR 232 .102(e) as Exhibit (d)(13) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(14) Endorsements to CorpExec Variable Universal Life Policy Numbers 300-40 and 301-43 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(14) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(e)              Applications.

(e)(1) Form of Application for a policy for Corporate Executive Series Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
                 (10) to Registrant's initial registration statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(f)              Depositor's Certificate of Incorporation and By-Laws.

(f)(1) Restated Certificate of Incorporation of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2) By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)(a) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(g)              Reinsurance Contracts.

(g)(1) Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to Certain NYLIAC Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (g)(1) to Post-Effective Amendment No.6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File
                 No. 333-48300), filed 4/18/03 and incorporated herein by reference.

(h)              Participation Agreements.

(h)(1) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(2) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(3) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(4) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(5) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(6) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(7) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

               Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(8) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment
               No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(9) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No.
               7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(10) Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11)        Form of Substitution Agreement among NYLIAC, MainStay
               Management LLC, and New York Life Investment Management
               LLC - Previously filed in accordance with Regulation S-T, 17 CFR
               232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(12) Form of Participation Agreement among American Century Variable Portfolios, Inc.; American Century Investment Management, Inc.; American Century Investment Services, Inc.; American Century Services Corporation; and NYLIAC - Previously filed in accordance with Regulation S-T, 19 CFR 232.102(e) as Exhibit
               (9)(b)(12) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(13) Form of Participation Agreement by and among Deutsche Asset Management VIT Funds, Deutsche Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(13) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-1 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(h)(14) Form of Participation Agreement among Lord Abbett Series Fund, Inc.; Lord, Abbett & Co.; Lord Abbett Distributor LLC; and NYLIAC - Previously filed in accordance with Regulation S-T,
               17 CFR 232.102(e) as Exhibit (9)(b)(11) to Registrant's Post-Effective Amendment No. 2 to the registration statement on Form-N-6 (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(15) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), filed 4/9/03 and incorporated herein by reference.

(h)(16) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(17) Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(h)(18) Form of Participation agreement among Lazard Retirement Series, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(18) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/24/04 and incorporated herein by reference.

(h)(19) Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(h)(20) Participation Agreement dated 6/15/05 among Davis Variable Account Fund, Inc., Davis Distributors, LLC, Davis Select Advisers, L.P., and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(20) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

(h)(21) Participation Agreement among Baron Capital Funds Trust, Baron Capital, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(21) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

(h)(22) Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.

(h)(23) Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.


(h)(24) Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Insurance Series and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(h)(24) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(25) Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(26) Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (h)(26) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(27) Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, DWS Variable Series I, DWS Variable Series II, and DWS Investments VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.


(h)(28) Form of Participation Agreement, dated June 5, 2007, among New York Life Insurance and Annuity Corporation, Lincoln Variable Insurance Products Trust, Lincoln Distributors, Inc. and Lincoln Investment Advisors Corporation - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(28) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.



(h)(29)        Participation Agreement, dated May 1, 2007, among New York
               Life Insurance and Annuity Corporation, OppenheimerFunds,
               Inc. and Oppenheimer Variable Account Funds - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (h)(29) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.


(i)            Administrative Contracts.

(i)(1) Service Agreement between Fred Alger Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2) Administrative Services Agreement between Dreyfus Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3) Administrative Services Agreement between Janus Capital Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4) Services Agreement between New York Life Investment Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5) Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7)         Service Agreement between American Century Investment
               Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8) Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(9) Service Agreement between Lord Abbett Series Fund, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(10) Service Agreement between Deutsche Asset Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(10) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(11) Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (I)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(12) Distribution and Servicing Agreement between Lazard Retirement Series, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(12) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/05 and incorporated herein by reference.

(i)(13) Services Agreement between PIMCO Variable Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(14) Services Agreement between Pacific Investment Management Company LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(15) Administrative Services Letter of Agreement by and between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(i)(16) Administrative Services and Distribution Services Agreement by and between Baron Capital Funds Trust and NYLIAC and dated August 1, 2005 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(16) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.


(i)(17) Service Agreement by and between Davis Variable Account Fund, Inc., and NYLIAC and dated August 1, 2005 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(17) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.

(i)(18) Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15,2005 and incorporated herein by reference.

(i)(19) Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(i)(20) Administrative and Shareholder Services Letter of Agreement dated January 15, 1998 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T,17 CFR 232.102(e) as Exhibit (i)(9) to Registrant's Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-79309), filed September 13, 2005 and incorporated herein by reference.


(i)(21) Form of Business Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Distributors, Inc., and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(21) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(i)(22) Form of Administrative Services Agreement, dated May 1, 2007, between Delaware Distributors L.P. and New York Life Insurance and Annuity Corporation, - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(22) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(23) Form of Administrative Services Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File
               No. 333-48300), filed 4/18/07 and incorporated herein by reference.


(i)(24) Form of Administrative Services and Revenue Sharing Agreement, dated May 1, 2007, between New York Life Insurance and Annuity Corporation and OppenheimerFunds, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(24) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.


(i)(25) Administrative Services Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and New York Life Insurance and Annuity Corporation, as amended - filed herewith.




(j)            Other Material Contracts.



(j)(1) Powers of Attorney for Scott L. Berlin, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(1) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.



(j)(2) Powers of Attorney for Christopher O. Blunt, Director, Senior Vice President and Chief Operating Officer of NYLIAC - filed herewith.



(j)(3) Powers of Attorney for Frank M. Boccio, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(2) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.




(j)(4) Powers of Attorney for Solomon Goldfinger, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(4) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.




(j)(5) Powers of Attorney for Theodore A. Mathas, Vice Chairman and Chief Operating Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (j)(6) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.



(j)(6) Powers of Attorney for John R. Meyer, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(7) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.






(j)(7) Powers of Attorney for Angelo J. Scialabba, First Vice President and Controller (Principal Accounting Officer) of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.



(j)(8) Powers of Attorney for Arthur H. Seter, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(11) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.






(j)(9) Powers of Attorney for Michael E. Sproule, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(13) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.



(j)(10) Powers of Attorney for Joel M. Steinberg, Director, Senior Vice President and Chief Financial Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(14) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.



(j)(11) Powers of Attorney for Seymour Sternberg, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(15) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.

(k)              Legal Opinion.

                 Opinion and consent of Thomas F. English, Esq. - Filed herewith.


(l)              Actuarial Opinion.


                 Opinion and consent of Eric J. Lynn, Actuary-Filed herewith.



(m)              Calculation.

                 Not applicable.

(n)              Other Opinions.

(n)(1)           Consent of PricewaterhouseCoopers LLP - Filed herewith.

(o)              Omitted Financial Statements.

                 Not applicable.

(p)              Initial Capital Agreements.
                 Not applicable.

(q)              Redeemability Exemption.

(q)(1) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (9)(e) to Registrant's Pre-Effective Amendment No. 2 on Form S-6 (File No. 333-07617), filed 4/25/97 and incorporated herein by reference.

(q)(2) Supplement to Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit 1.9(g) to Registrant's Post- Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 4/24/98 and incorporated herein by reference.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:                     Title:
-----                     ------
Theodore A. Mathas        Chairman and President
Scott L. Berlin           Director and Senior Vice President in charge of Individual Life
Christopher O. Blunt      Director, Senior Vice President and Chief Operating Officer
Frank M. Boccio           Director and Senior Vice President
Solomon Goldfinger        Director, Senior Vice President and Chief Financial Officer
John R. Meyer             Director and Senior Vice President
Joel M. Steinberg         Director, Senior Vice President and Chief Financial Officer
Arthur H. Seter           Director
Michael E. Sproule        Director
Seymour Sternberg         Director
Gary E. Wendlandt         Senior Executive Vice President
Sara Badler               Senior Vice President and Deputy General Counsel
Eileen T. Slevin          Senior Vice President and Chief Information Officer
John A. Cullen            Senior Vice President
Tony H. Elavia            Senior Vice President
Thomas F. English         Senior Vice President and General Counsel
Melvin J. Feinberg        Senior Vice President
Michael G. Gallo          Senior Vice President, Retirement Income
Robert J. Hebron          Senior Vice President
Barbara McInerney         Senior Vice President in charge of Corporate Compliance
Gary J, Miller            Senior Vice President
Anthony Malloy            Senior Vice President
Michael M. Oleske         Senior Vice President and Tax Counsel
Frank J. Ollari           Senior Vice President
Paul Pasteris             Senior Vice President in charge of Retirement Income
Mark W. Pfaff             Senior Vice President in charge of Agency Department
Robert D. Rock            Senior Vice President and Chief Investment Officer
Eric S. Rubin             Senior Vice President in charge of Strategic Planning
Richard C. Schwartz       SVP and Senior Investment Manager for Derivative Transactions
Gary W. Scofield          Senior Vice President and Chief Actuary
Mark W.Talgo              Senior Vice President
Patricia Barbari          First Vice President
Joseph Bennett            First Vice President
Minas C. Joannides        First Vice President and Medical Director
Michael J. Oliviero       First Vice President - Tax
Angelo J. Scialabba       First Vice President and Controller
Thomas J. Troeller        First Vice President and Actuary
Stephen A. Bloom          Vice President and Chief Underwriter
David Boyle               Vice President
William J. Burns          Vice President
Karen E. Dann             Vice President
Kathleen A. Donnelly      Vice President
Robert J. Hynes           Vice President
Mario Lazzaro             Vice President
Edward P. Linder          Vice President
Brian C. Loutrel          Vice President
Catherine A. Marrion      Vice President and Secretary
Corey B. Multer           Vice President
Marijo F. Murphy          Vice President
Jacqueline A. O'Leary     Vice President
Nicholas Pasyanos         Vice President and Actuary (also designated Illustration Actuary)
Linda M. Reimer           Vice President and Associate General Counsel
Andrew N. Reiss           Vice President - National Sales Manager
Janis C. Rubin            Vice President
Irwin Silber              Vice President and Actuary
Teresa Turner             Vice President
James R. Vavra            Vice President
Robin Wagner              Vice President
Elaine Williams           Vice President
Richard J. Witterschein   Vice President and Assistant Treasurer
Robert Ziegler            Vice President
Richard W. Zaccaro        Vice President - Tax

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

New York Life Insurance and Annuity Corporation                        Delaware

     Tribeca Holdings II LLC                                           Delaware

     Bluewater Holdings II LLC                                         Delaware

     Gramercy Holdings II LLC                                          Delaware

     Pacific Square Investments LLC                                    Delaware

NYLIFE LLC                                                             Delaware
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     Monetary Research Ltd.                                            Bermuda
     NYL Management Limited                                            United Kingdom
     NYLUK I Company                                                   United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities LLC                                                 Delaware
     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
New York Life Investment Management Holdings LLC                       Delaware
     NYLCAP Holdings                                                   Mauritius
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
         NYLIM Mezzanine GenPar GP, LLC                                Delaware
         NYLIM Mezzanine Partners II GenPar, GP, LLC                   Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
         NYLIM Fund II GP, LLC                                         Delaware
         NYLIM Europeon Equity Market Neutral Fund GP, LLC             Delaware
         NYLIM Asian Equity Market Neutral Fund GP, LLC                Delaware
         NYLIM U.S. Large-Cap Core 130/30 Fund GP, LLC                 Delaware
         NYLIM U.S. Core Equity Market Neutral Fund GP, LLC            Delaware
         NYLIM International 170/70 Fund Ltd.                          Cayman Islands
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
     Institutional Capital LLC                                         Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, LLC                                       Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
        Siam Commercial New York Life Insurance Public Company         Thailand                47.33%
        Limited
        NYL Data Center Limited                                        Thailand                99.97%
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%

Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
Tribeca Holdings I LLC                                                 Delaware
Bluewater Holdings I LLC                                               Delaware
Gramercy Holdings I LLC                                                Delaware
SCP 2005-C21-002 LLC                                                   Delaware
SCP 2005-C21-003 LLC                                                   Delaware
SCP 2005-C21-006 LLC                                                   Delaware
SCP 2005-C21-007 LLC                                                   Delaware
SCP 2005-C21-008 LLC                                                   Delaware
SCP 2005-C21-009 LLC                                                   Delaware
SCP 2005-C21-017 LLC                                                   Delaware
SCP 2005-C21-018 LLC                                                   Delaware
SCP 2005-C21-021 LLC                                                   Delaware
SCP 2005-C21-025 LLC                                                   Delaware
SCP 2005-C21-031 LLC                                                   Delaware
SCP 2005-C21-036 LLC                                                   Delaware
SCP 2005-C21-041 LLC                                                   Delaware
SCP 2005-C21-043 LLC                                                   Delaware
SCP 2005-C21-044 LLC                                                   Delaware
SCP 2005-C21-048 LLC                                                   Delaware
SCP 2005-C21-061 LLC                                                   Delaware
SCP 2005-C21-063 LLC                                                   Delaware
SCP 2005-C21-067 LLC                                                   Delaware
SCP 2005-C21-069 LLC                                                   Delaware
SCP 2005-C21-070 LLC                                                   Delaware
NYMH-Houston GP, LLC                                                   Delaware
NYMH-Plano GP, LLC                                                     Delaware
NYMH-Freeport GP, LLC                                                  Delaware
NYMH-Ennis GP, LLC                                                     Delaware
NYMH-San Antonio GP, LLC                                               Delaware
NYMH-Taylor GP, LLC                                                    Delaware
NYMH-Stephenville GP, LLC                                              Delaware
NYMH-Farmingdale New York, NY LLC                                      Delaware
NYMH-Attleboro MA, LLC                                                 Delaware
NYLMDC-King of Prussia, LLC                                            Delaware

ITEM 29.          INDEMNIFICATION

The Officers and Directors of NYLIAC are indemnified pursuant to Section 141(f) of the General Corporation Law of the State of Delaware and under Section 8.01 of the By-Laws of New York Life Insurance and Annuity Corporation, as adopted on November 3, 1980 and amended on April 6, 1988 and on May 13, 1997.

Section 8.01 of the NYLIAC By-Laws provide for indemnification as follows:

8.01 - LIMITATION OF LIABILITY: INDEMNIFICATION AND ADVANCEMENT OF EXPENSES

(a) LIMITATION OF LIABILITY FOR DIRECTORS - No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty of the Corporation or its stockholders,
(ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the General Corporation Law of the State of Delaware, or (iv) for any transaction from which the director derived an improper personal benefit. If the General Corporation Law of the State of Delaware is amended to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Law of the State of Delaware, as so amended.

(b) INDEMNIFICATION AND ADVANCEMENT OF EXPENSES OF DIRECTORS AND OFFICERS - Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation), by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation; provided, that, no indemnification shall be made in respect of any action, suit or proceeding as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

The Corporation shall advance to or promptly reimburse upon request reasonable expenses (including attorneys' fees) incurred by a director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this Section 8.01; provided, however, that such director or officer shall cooperate in good faith with any request by the Corporation that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

The indemnification of any person provided by this Section 8.01 shall continue after such person has ceased to be a director or officer of the Corporation and shall inure to the benefit of such person's heirs, executors, administrators or legal representative.

The Corporation is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to any such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of any such person pursuant to this Section 8.01.

In case any provision in this Section 8.01 shall be determined at any time to be unenforceable in any respect, the other provisions hereof shall not in any way be affected or impaired thereby, and the affected provision shall be given the fullest possible enforcement in the circumstances, it being the intention of the Corporation to afford indemnification and advancement of expenses to its directors and officers, acting in such capacities or in the other capacities mentioned herein, to the fullest extent permitted by law.

(c) DETERMINATION OF INDEMNIFICATION

     (i) DIRECTORS AND OFFICERS - Subject to the General Corporation Law of the State of Delaware, any indemnification of directors and officers shall be made by either (A) the Corporation's Board of Directors or (B) the Corporation's shareholders, upon a determination that such indemnification is proper in the circumstances.

     (ii) EMPLOYEES AND AGENTS - Subject to the General Corporation of the State of Delaware, the Corporation may indemnify persons who are or were employees (other than officers of the Corporation), agents, or independent contractors of the Corporation upon the advice of the Corporation's legal counsel and a determination by (A) the Corporation's Board of Directors or
     (B) the Corporation's shareholders, that such indemnification is proper in the circumstances.

ITEM 30.          PRINCIPAL UNDERWRITERS

      (a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Management.

      The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Names of Directors and Officers          Positions and Offices with Underwriter
-------------------------------          --------------------------------------
Brian A. Murdock                         Chairman and Chief Executive Officer
Stephen P. Fisher                        Manager, President and Chief Operating Officer
Christopher O. Blunt                     Manager and Executive Vice President, Life and Annuity Distribution
Robert E. Brady                          Manager and Managing Director, Operations
John A. Cullen                           Manager
Barry A. Schub                           Manager
Scott L. Berlin                          Executive Vice President, Non-COLI Variable Life Distribution
Robert J. Hebron                         Executive Vice President, COLI Distribution
John R. Meyer                            Executive Vice President, Variable Annuity and Agency Mutual Funds
                                         Distribution
Thomas A. Clough                         Senior Managing Director, Retirement Services
Barbara McInerney                        Senior Managing Director, Compliance
Alison H. Micucci                        Senior Managing Director, Compliance
Donald A. Salama                         Senior Managing Director, Retirement Services
Michael D. Coffey                        Managing Director, Mutual Funds - NYLIM Product Distribution
Philip L. Gazzo                          Managing Director, Mutual Funds - Outside Broker - Dealer Distribution
Mark A. Gomez                            Managing Director and Chief Compliance Officer
Joseph J. Henehan                        Managing Director, Retirement Services
Edward P. Linder                         Managing Director, Variable Annuity and Agency Mutual Funds
                                         Distribution
Marguerite E. H. Morrison                Managing Director and Secretary
Christopher V. Parisi                    Managing Director, Mutual Funds National Sales
Stephen C. Fiacco                        Director, Mutual Funds - Outside Broker Dealer Distribution
Jennifer D. Tarsney                      Director, National Accounts
Marianna Wekow                           Director, National Accounts
Albert W. Leier                          Vice President - Financial Operations and Treasurer
David F. Boyle                           Vice President, COLI Wholesaling
Karen E. Dann                            Vice President, Variable Annuity Key Accounts - Bank Distribution
John J. Ogara                            Vice President, Variable Life Wholesaling - Agency Distribution
Mark L. Gudelski                         Vice President, National Accounts
Linda M. Howard                          Vice President, Compliance
Robert F. Meredith                       Vice President, Variable Anuity and Mutual Funds Wholesaling - Agency
                                         Distribution
Andrew N. Reiss                          Vice President, Variable Annuity Wholesaling - Bank Distribution
John Vaccaro                             Vice President, Compliance
James R. Vavra                           Vice President, Non-COLI Variable Life Wholesaling - Outside Distribution
Richard W. Zuccaro                       Vice President, Tax

      (c) Compensation from the Registrant.


                                                           Compensation on
     Name of                  Net Underwriting          Events Occasioning the
    Principal                   Discounts and          Deduction of a Deferred           Brokerage
   Underwriter                   Commissions                 Sales Load                 Commissions            Other Compensation
   -----------                   -----------                 ----------                 -----------            ------------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 31.          LOCATION OF ACCOUNTS AND RECORDS.

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 32.          MANAGEMENT SERVICES.

                  Not applicable.


ITEM 33.          FEE REPRESENTATION.



      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC CorpExec VUL Corporate Sponsored Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

                                   SIGNATURES


     Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned,thereunto duly authorized, in the City and State of New York on this 13th day of December, 2007.


                                              NYLIAC CORPORATE SPONSORED
                                              VARIABLE UNIVERSAL LIFE SEPARATE
                                              ACCOUNT-I
                                                   (Registrant)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President

                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


     Scott L. Berlin*               Director


     Christopher O. Blunt@          Director


     Frank M. Boccio*               Director



     Solomon Goldfinger*            Director and Chief Financial Officer





     Theodore A. Mathas*            Director and President
                                    Principal Executive Officer


     John R. Meyer*                 Director




     Angelo J. Scialabba*           First Vice President and Controller
                                    (Principal Accounting Officer)

     Arthur H. Seter*               Director





     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director

     Seymour Sternberg*             Director


 By:  /s/ Robert J. Hebron
      ----------------------------------
      Robert J. Hebron
      Attorney-in-Fact
      December 13, 2007


* Pursuant to Powers of Attorney previously filed.

@ Pursuant to Powers of Attorney filed herewith.

                                       EXHIBIT INDEX
Exhibit
Number                                  Description







(i)(25) Administrative Services Agreement between Lincoln Investment Advisors Corporation and New York Life Insurance and Annuity Corporation, as amended.

(j)(2)                Powers of Attorney, Christopher O. Blunt


(k)                   Opinion and Consent of Thomas F. English, Esq.


(l)                   Opinion and Consent of Eric J. Lynn Actuary


(n)(1)                Consent of PricewaterhouseCoopers LLP